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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.0%

ALABAMA 0.3%

County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,500,045

ALASKA 1.1%

City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	3,938,629
10/01/41	7.750%	2,000,000	2,154,980
Total			6,093,609

ARIZONA 1.4%

Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,037,142
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,356,386
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	756,676
01/01/20	5.000%	580,000	581,131
01/01/21	5.000%	1,000,000	1,001,760
University Medical Center Corp. Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,102,880
Total			7,835,975

CALIFORNIA 14.3%

ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,084,092
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	55,000	67,950
Revenue Bonds
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	598,990
California State Public Works Board

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	$5,000,000	$5,447,100
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	691,009
California State University Revenue Bonds Systemwide Series 2009A
11/01/29	5.250%	3,000,000	3,487,440
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,527,000
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	1,155,000	1,263,940
Series 2014A
01/15/46	5.750%	4,250,000	4,512,608
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07/01/24	5.000%	1,900,000	2,201,720
07/01/29	5.000%	1,200,000	1,370,772
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,747,020
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,707,930
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	558,905
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,355,720
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/30	5.250%	1,000,000	1,155,660
Various Purpose
Series 2007
12/01/32	5.000%	2,000,000	2,181,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
06/01/37	5.000%	$1,235,000	$1,311,385
12/01/37	5.000%	3,000,000	3,211,980
Series 2009
04/01/31	5.750%	15,000,000	17,523,000
Series 2010
03/01/30	5.250%	1,000,000	1,140,860
03/01/33	6.000%	5,625,000	6,741,787
Series 2012
04/01/35	5.250%	4,500,000	5,043,780
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,811,627
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,040,000	3,256,022
Total			80,002,245

COLORADO 2.7%

Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	732,425
12/01/26	5.000%	395,000	347,675
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Pinnacle Charter School Building Series 2013
06/01/29	5.000%	700,000	758,968
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2005
06/01/23	5.250%	500,000	521,165
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,202,315
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	737,749
12/15/37	5.500%	820,000	811,390
Total			15,111,687

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	$1,515,000	$1,666,000
District of Columbia Revenue Bonds KIPP Charter School Series 2013
07/01/48	6.000%	300,000	330,168
Total			1,996,168
FLORIDA 3.1%
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04/01/34	5.000%	5,685,000	5,749,013
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (a)
04/01/20	0.000%	4,360,000	3,624,642
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	255,980
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/33	5.500%	7,000,000	7,324,100
Palm Beach County Health Facilities Authority (b)
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/21	6.000%	550,000	558,839
Total			17,512,574

GEORGIA 2.6%

Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,075,943
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,494,937

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	$5,000,000	$5,244,300
Total			14,815,180

HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,596,540
Series 2010B
07/01/30	5.625%	280,000	304,799
07/01/40	5.750%	370,000	400,862
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	741,117
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	681,724
Total			3,725,042
IDAHO 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces Boise Project
Series 2014A
10/01/44	8.000%	1,365,000	1,382,144
10/01/49	8.125%	1,635,000	1,655,994
Total			3,038,138
ILLINOIS 20.4%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2013B
01/01/35	5.250%	3,000,000	3,202,020
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,412,412
Third Lien
Series 2011A
01/01/39	5.750%	1,820,000	1,986,912
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2012
01/01/25	5.000%	5,000,000	5,385,350

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/42	5.000%	$5,000,000	$5,147,250
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012
11/01/31	5.000%	2,000,000	2,111,940
City of Chicago
Refunding Unlimited General Obligation Bonds
Project
Series 2014A
01/01/35	5.000%	1,000,000	1,006,790
01/01/36	5.000%	5,000,000	5,014,850
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	830,000	884,166
Unlimited General Obligation Bonds
Project
Series 2012A
01/01/33	5.000%	5,000,000	5,056,800
Series 2008A
01/01/22	5.250%	2,310,000	2,516,907
Series 2011A
01/01/35	5.250%	2,500,000	2,547,675
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	2,475,000	2,634,984
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,429,420
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,098,320
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,433,778
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	8,397,620
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	11,873,255
Illinois Finance Authority (a)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	12,391,392
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Project
Series 2012B
12/15/28	5.000%	5,000,000	5,533,650
Metropolitan Pier & Exposition Authority (a)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	$1,870,000	$1,610,687
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,802,100
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,082,720
Series 2013
07/01/25	5.500%	2,850,000	3,276,816
07/01/26	5.500%	1,955,000	2,226,413
07/01/33	5.500%	5,000,000	5,478,200
07/01/38	5.500%	875,000	954,511
Series 2013A (AGM)
04/01/27	5.000%	3,000,000	3,282,630
Series 2014
02/01/33	5.250%	3,000,000	3,219,930
State of Illinois (b)
Unlimited General Obligation Bonds
Series 2014
05/01/39	5.000%	1,325,000	1,373,561
Total			114,373,059
INDIANA 1.1%
Indiana Finance Authority
Prerefunded 08/01/16 Revenue Bonds
State Revolving Fund
Series 2006
02/01/25	5.000%	1,915,000	2,113,796
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,115,600
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,085,710
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	1,068,827
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (c)
09/01/37	5.700%	1,050,000	1,023,729
Total			6,407,662

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA 2.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	$2,425,000	$1,971,452
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	955,840
09/01/32	5.500%	1,500,000	1,428,345
09/01/43	5.750%	830,000	760,430
Revenue Bonds
Genesis Health System
Series 2013
07/01/33	5.000%	5,000,000	5,321,100
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	3,000,000	2,998,830
Total			13,435,997
KENTUCKY 3.2%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	1,700,000	1,835,898
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,094,530
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,700,000	3,794,498
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	825,920
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,198,862
Louisville/Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	6,000,000	7,076,940
Total			17,826,648
LOUISIANA 2.3%
Ascension Parish Louisiana Industrial Development Revenue Bonds Impala Warehousing LLC Project Series 2011
07/01/36	6.000%	4,000,000	4,163,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	$1,750,000	$1,946,472
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,159,958
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (d)
12/01/40	4.000%	1,600,000	1,685,504
Total			12,955,734
MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	426,908
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01/01/33	5.750%	875,000	900,821
Total			1,327,729
MASSACHUSETTS 0.5%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC)
01/01/27	5.500%	500,000	603,315
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Series 2007E
07/15/37	5.000%	2,200,000	2,181,916
Total			2,785,231
MICHIGAN 0.6%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,653,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	$1,600,000	$1,733,680
Total			3,387,270
MINNESOTA 5.2%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,070,800
City of Maple Grove Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/22	5.000%	2,605,000	2,710,450
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,174,120
11/15/32	6.750%	1,000,000	1,180,280
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,251,550
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,523,172
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	859,904
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	580,439	614,261
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,429,888
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,066,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
03/01/40	6.500%	$700,000	$747,054
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,250,969
05/15/36	5.250%	2,180,000	2,241,476
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,127,600
Total			29,248,004
MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,250,000	1,331,100
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	710,000	747,090
Total			2,078,190
MISSOURI 4.0%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,232,850
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	725,000	755,015
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Series 2009A-1
07/01/34	6.625%	5,000,000	5,695,950
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	699,524
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,417,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	$500,000	$521,135
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	2,000,000	2,106,780
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,167,992
09/01/42	5.000%	2,000,000	2,038,100
Series 2013A
09/01/23	5.000%	690,000	733,090
Total			22,367,886
NEBRASKA 1.3%
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08/15/31	6.125%	2,250,000	2,401,650
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	934,544
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,733,380
Total			7,069,574
NEVADA 1.5%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,600,000	2,649,530
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,572,703

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA (CONTINUED)
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	$1,000,000	$1,087,070
Total			8,309,303
NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project - Provident Series 2010
06/01/31	5.750%	1,500,000	1,627,860
New Jersey State Turnpike Authority Revenue Bonds Series 2013A
01/01/21	5.000%	700,000	822,843
Total			2,450,703
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,509,690
NEW YORK 3.4%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,633,290
City of New York Unlimited General Obligation Bonds Subordinated Series 2006J-1
06/01/25	5.000%	1,500,000	1,618,890
Metropolitan Transportation Authority Revenue Bonds Series 2006A
11/15/22	5.000%	2,500,000	2,763,425
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,016,160
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,061,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	$5,000,000	$5,490,350
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	726,037
Total			19,309,922
NORTH DAKOTA 0.3%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,533,090
OHIO 1.3%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	1,965,277
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,285,200
Total			7,250,477
OREGON 0.3%
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,711,935
PENNSYLVANIA 2.3%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (a)
10/01/17	0.000%	5,115,000	4,920,783
Montgomery County Industrial Development Authority Refunding Revenue Bonds ACTS Retirement Communities Series 2006B
11/15/22	5.000%	2,500,000	2,591,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	$1,000,000	$1,055,280
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	766,575
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,156,000
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	770,190
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	776,839
Total			13,037,317
PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A (e)
07/01/36	6.750%	4,000,000	2,591,600
RHODE ISLAND 0.8%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	1,540,000	1,555,600
04/01/33	4.850%	2,985,000	3,009,209
Total			4,564,809
SOUTH CAROLINA 0.5%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,233,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014-A
11/01/45	7.250%	$1,315,000	$1,349,479
Total			2,583,329
TEXAS 5.8%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	195,599
07/01/45	6.200%	1,100,000	1,188,616
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (d)
04/01/45	6.125%	550,000	598,648
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	1,000,000	1,047,200
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,155,521
Central Texas Regional Mobility Authority (d)
Refunding Revenue Bonds
Senior Lien
Series 2013B
01/01/45	3.000%	3,000,000	3,032,550
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,237,140
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,868,842
Series 2012
08/15/32	5.000%	580,000	603,919
08/15/42	5.000%	400,000	409,512
Series 2013
08/15/33	6.000%	260,000	294,609
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Joint Series 2011C
11/01/26	5.000%	3,000,000	3,449,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	$1,500,000	$1,502,100
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,798,312
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	500,000	581,035
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	508,605
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	916,648
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Scott & White Healthcare
Series 2013
08/15/33	5.000%	1,000,000	1,077,720
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	2,442,030
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,286,100
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	533,460
Total			32,727,896
VIRGINIA 0.7%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,293,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	$910,000	$943,588
Total			4,237,528
WASHINGTON 3.0%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	2,900,000	3,237,879
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,267,630
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,099,403
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing Revenue-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,005,610
Skyline At First Hill Project
Series 2012
01/01/19	7.000%	1,150,000	1,219,586
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,064,895
Total			16,895,003
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A (d)
12/01/38	5.375%	900,000	966,690
WISCONSIN 6.7%
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,544,590
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
08/15/25	5.125%	$4,310,000	$4,592,262
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,476,244
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	3,375,000	3,512,700
Marshfield Clinic
Series 2012-B
02/15/26	5.000%	2,265,000	2,460,424
Series 2012B
02/15/32	5.000%	2,000,000	2,099,840
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,777,480
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,565,000	1,705,381
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	5,873,990
Riverview Hospital Association
Series 2008
04/01/38	5.750%	6,000,000	6,314,940
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,313,243
Total			37,671,094
WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,064,320
Total Municipal Bonds (Cost: $498,257,071)			$544,308,353

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust 0.8%
MASSACHUSETTS 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (c)(d)(f)
11/15/36	5.500%	$4,000,000	$4,660,960
Total Municipal Bonds Held in Trust (Cost: $4,198,909)			$4,660,960

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.9%
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas HealthCare VRDN Series 2005B (U.S. Bank) (g)(h)
01/15/26	0.090%	5,025,000	5,025,000
Total Floating Rate Notes (Cost: $5,025,000)			$5,025,000

Municipal Short Term 0.3%
MICHIGAN 0.3%
Michigan Finance Authority Revenue Notes State Aid Notes Series 2013C
08/20/14	1.210%	1,450,000	1,463,833
Total Municipal Short Term (Cost: $1,450,000)			$1,463,833

	Shares	Value

Money Market Funds 0.5%
JPMorgan Tax-Free Money Market Fund, 0.010% (i)	2,551,464	$2,551,464
Total Money Market Funds (Cost: $2,551,464)		$2,551,464
Total Investments
(Cost: $511,482,444) (j)		$558,009,610(k)
Other Assets & Liabilities, Net		2,869,706
Net Assets		$560,879,316

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $5,684,689 or 1.01% of net assets.

(d)	Variable rate security.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2014, the value of these securities amounted to $2,591,600 or 0.46% of net assets.

(f)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(g)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2014.
(h)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(j)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $511,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$49,900,000
Unrealized Depreciation	(3,372,000)
Net Unrealized Appreciation	$46,528,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those describedearlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	544,308,353	—	544,308,353
Municipal Bonds Held in Trust	—	4,660,960	—	4,660,960
Total Bonds	—	548,969,313	—	548,969,313
Short-Term Securities
Floating Rate Notes	—	5,025,000	—	5,025,000
Municipal Short Term	—	1,463,833	—	1,463,833
Total Short-Term Securities	—	6,488,833	—	6,488,833
Mutual Funds
Money Market Funds	2,551,464	—	—	2,551,464
Total Mutual Funds	2,551,464	—	—	2,551,464
Total	2,551,464	555,458,146	—	558,009,610

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Floating Rate Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 89.1%
Aerospace & Defense 1.1%
Doncasters U.S. Finance LLC Tranche B Term Loan (a)(b)
04/09/20	4.500%	$3,044,250	$3,049,577
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	5,316,864	5,187,292
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	4,202,041	4,178,174
Total			12,415,043

Airlines 2.0%
American Airlines, Inc. Tranche B Term Loan (a)(b)
06/27/19	3.750%	5,260,250	5,245,469
Continental Airlines, Inc. Tranche B Term Loan (a)(b)
04/01/19	3.500%	5,197,500	5,153,321
Delta Air Lines, Inc. (a)(b)
Term Loan
04/20/17	3.500%	1,949,875	1,942,075
Tranche B1 Term Loan
10/18/18	3.500%	4,557,387	4,532,686
U.S. Airways, Inc. Tranche B-1 Term Loan (a)(b)
05/23/19	3.500%	5,450,000	5,397,789
Total			22,271,340

Automotive 1.2%
Alliison Transmission, Inc. Tranche B3 Term Loan (a)(b)
08/23/19	3.750%	1,470,590	1,469,855
Allison Transmission, Inc. Tranche B2 Term Loan (a)(b)
08/07/17	2.910%	134,910	134,607
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	3.500%	3,192,287	3,186,029
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	2,200,000	2,208,932
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche C Term Loan (a)(b)
01/27/17	4.250%	1,913,000	1,914,913
Navistar, Inc. Tranche B Term Loan (a)(b)
08/17/17	5.750%	1,629,250	1,653,689

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Visteon Corp. Tranche B Term Loan (a)(b)
05/25/21	3.500%	$2,675,000	$2,650,764
Total			13,218,789

Brokerage 0.9%

Nuveen Investments, Inc. (a)(b)
1st Lien Tranche B Term Loan
05/13/17	4.152%	4,650,000	4,647,117
2nd Lien Tranche B Term Loan
02/28/19	6.500%	1,375,000	1,384,886
RCS Capital Corp. (a)(b)(c)
1st Lien Term Loan
04/29/19	6.500%	900,000	907,875
Term Loan
03/31/21	10.500%	1,000,000	1,022,500
USI, Inc. (a)(b)
Term Loan
12/27/19	4.250%	1,950,387	1,947,129
USI, Inc. (a)(b)(c)
Term Loan
12/27/19	4.250%	650,000	648,915
Total			10,558,422

Building Materials 1.3%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,240,625	1,251,480
HD Supply, Inc. Term Loan (a)(b)
06/28/18	4.000%	4,962,121	4,948,674
Ply Gem Industries, Inc. Term Loan (a)(b)
02/01/21	4.000%	2,925,000	2,900,869
Roofing Supply Group LLC Term Loan (a)(b)
05/31/19	5.000%	2,454,743	2,452,706
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,490,864	3,451,591
Total			15,005,320

Chemicals 6.6%

AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	5.250%	574,020	575,455
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	1,956,318	1,948,982

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	$1,015,039	$1,011,233
Allnex U.S.A., Inc. 2nd Lien Term Loan (a)(b)
04/03/20	8.250%	3,100,000	3,162,000
American Pacific Corp. Term Loan (a)(b)
02/26/19	7.000%	1,800,000	1,809,000
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,871,357	1,852,643
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (a)(b)
02/01/20	4.000%	5,061,750	5,043,427
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.000%	2,955,044	2,936,575
2nd Lien Term Loan
12/21/20	9.500%	5,150,000	5,253,000
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/17	2.694%	1,851,158	1,844,790
Tranche B2 Term Loan
04/19/17	2.917%	99,067	98,727
Tranche C Term Loan
06/30/16	2.440%	184,185	183,816
Huntsman International LLC (a)(b)(c)
Tranche B2 Term Loan
04/19/17	2.920%	1,725,000	1,720,153
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	3.750%	5,961,147	5,902,489
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.750%	3,000,000	3,005,010
MacDermid, Inc. 1st Lien Tranche B Term Loan (a)(b)
06/07/20	4.000%	3,548,187	3,540,417
Minerals Technologies, Inc. Tranche B Term Loan (a)(b)(c)
04/18/21	4.000%	1,500,000	1,500,945
Momentive Performance Materials, Inc. Term Loan (a)(b)(c)
04/15/15	3.250%	1,000,000	995,000
Nexeo Solutions LLC (a)(b)
Term B-3 Loan
09/09/17	5.000%	4,463,812	4,447,073
Term Loan
09/08/17	5.000%	2,658,437	2,649,584
Oxea Finance & Cy SCA (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
1st Lien Tranche B2 Term Loan
01/15/20	4.250%	$3,557,125	$3,552,679
2nd Lien Term Loan
07/15/20	8.250%	1,400,000	1,421,000
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	3,357,500	3,352,598
Polymer Group, Inc. Term Loan (a)(b)
12/19/19	5.250%	1,521,188	1,524,990
Ravago Holdings America, Inc. Term Loan (a)(b)
12/20/20	5.500%	3,175,000	3,206,750
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.000%	4,226,320	4,221,587
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	7,236,704	7,220,855
Total			73,980,778

Construction Machinery 0.7%

Douglas Dynamics LLC Term Loan (a)(b)
04/18/18	5.750%	3,522,610	3,509,400
Maxim Crane Works LP 2nd Lien Term Loan (a)(b)
11/26/18	10.250%	3,000,000	3,054,390
North American Lifting Holdings, Inc. 1st Lien Term Loan (a)(b)
11/27/20	5.500%	1,471,312	1,482,348
Total			8,046,138

Consumer Cyclical Services 2.9%
Acosta, Inc. Tranche B Term Loan (a)(b)
03/02/18	4.250%	3,830,354	3,833,954
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (a)(b)
10/31/19	5.250%	3,053,318	3,056,188
KAR Auction Services, Inc. Tranche B-2 Term Loan (a)(b)
03/11/21	3.500%	1,250,527	1,244,275
Live Nation Entertainment, Inc. Term B-1 Loan (a)(b)
08/17/20	3.500%	1,979,557	1,971,144
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	4,033,539	4,033,539

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Pre-Paid Legal Services, Inc. Term Loan (a)(b)
07/01/19	6.250%	$1,258,065	$1,270,117
Quikrete Holdings, Inc. 1st Lien Term Loan (a)(b)
09/28/20	4.000%	447,750	447,002
Quikrete Holdings,Inc 2nd Lien Term Loan (a)(b)
03/26/21	7.000%	2,000,000	2,051,260
ServiceMaster Co. (The) (a)(b)
Tranche A Letter of Credit
07/24/14	2.760%	2,075,000	2,064,625
Tranche B Term Loan
01/31/17	4.410%	3,404,113	3,405,543
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	6,019,212	4,708,348
West Corp. Tranche B-10 Term Loan (a)(b)
06/30/18	3.250%	4,294,749	4,246,433
Total			32,332,428
Consumer Products 2.6%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	6.750%	5,761,810	5,763,251
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	1,068,000	1,070,670
Jarden Corp. Tranche B1 Term Loan (a)(b)
09/30/20	2.900%	2,960,125	2,955,892
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	4,390,465	4,387,742
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.000%	3,055,649	3,041,318
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,797,165	2,797,557
Tempur-Pedic International, Inc. Tranche B Term Loan (a)(b)
03/18/20	3.500%	1,950,455	1,936,236
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	4,628,044	4,516,462

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Water Pik Technologies, Inc. Term Loan (a)(b)
07/08/20	5.750%	$2,985,000	$2,985,000
Total			29,454,128
Diversified Manufacturing 4.0%
Accudyne Industries LLC Term Loan (a)(b)
12/13/19	4.000%	3,503,941	3,491,677
Air Distribution Technologies, Inc. (a)(b)
1st Lien Term Loan
11/09/18	4.250%	539,772	540,447
2nd Lien Term Loan
05/11/20	9.250%	1,825,000	1,847,812
Allflex Holdings III, Inc. (a)(b)
1st Lien Term Loan
07/17/20	4.250%	1,507,375	1,505,114
2nd Lien Term Loan
07/19/21	8.000%	3,000,000	3,020,640
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	3,638,250	3,595,064
Crosby U.S. Acquisition Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.000%	872,813	868,178
2nd Lien Term Loan
11/22/21	7.000%	2,000,000	2,003,340
Filtration Group Corp. (a)(b)
1st Lien Term Loan
11/20/20	4.500%	3,316,687	3,333,271
2nd Lien Term Loan
11/22/21	8.250%	1,000,000	1,015,000
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	4,925,250	4,915,498
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/29/20	3.250%	3,552,404	3,534,641
IMG Worldwide, Inc. (a)(b)
Tranche B Term Loan
06/16/16	6.500%	3,622,562	3,625,968
IMG Worldwide, Inc. (a)(b)(c)
2nd Lien Term Loan
03/19/21	5.500%	2,600,000	2,619,500
Ranpak Corp. 2nd Lien Term Loan (a)(b)
04/23/20	8.500%	675,000	688,500
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	6,349,908	6,319,302

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Tomkins LLC/Inc. Tranche B2 Term Loan (a)(b)
09/29/16	3.750%	$1,558,120	$1,558,120
Total			44,482,072
Electric 4.1%
Calpine Construction Finance Co. LP Tranche B-1 Term Loan (a)(b)
05/03/20	3.000%	1,935,375	1,883,971
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,434,438	1,434,638
04/01/18	4.000%	945,750	945,882
10/09/19	4.000%	4,962,217	4,960,133
Dynegy, Inc. Tranche B-2 Term Loan (a)(b)
04/23/20	4.000%	4,969,962	4,961,663
EquiPower Resources Holdings LLC (a)(b)
1st Lien Tranche B Term Loan
12/21/18	4.250%	1,195,586	1,194,092
1st Lien Tranche C Term Loan
12/31/19	4.250%	2,307,568	2,303,253
Essential Power LLC Term Loan (a)(b)
08/08/19	4.750%	1,567,050	1,567,050
FREIF North American Power I LLC (a)(b)
Tranche B-1 Term Loan
03/29/19	4.750%	2,168,667	2,179,510
Tranche C-1 Term Loan
03/29/19	4.750%	355,587	357,365
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	908,340	907,204
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	2.750%	3,051,819	3,017,486
Raven Power Finance LLC Term Loan (a)(b)
12/19/20	5.250%	1,392,857	1,405,045
Star West Generation LLC Tranche B Term Loan (a)(b)
03/13/20	4.250%	2,772,000	2,772,000
TPF Generation Holdings LLC Term Loan (a)(b)
12/31/17	4.750%	3,980,000	3,827,447
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/14	3.737%	3,497,531	2,630,423
Topaz Power Holdings LLC Tranche B Term Loan (a)(b)
02/26/20	5.250%	1,564,003	1,525,685

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Viva Alamo LLC Initial Term Loan (a)(b)
02/17/21	4.750%	$4,100,000	$4,105,125
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	3,731,320	3,824,603
Total			45,802,575
Entertainment 2.2%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (a)(b)
04/22/16	5.000%	3,969,372	3,968,141
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,351,250	2,345,960
Activision Blizzard, Inc. Term Loan (a)(b)
10/12/20	3.250%	2,012,813	2,010,800
Alpha Topco Ltd. Tranche B Term Loan (a)(b)
04/30/19	4.500%	3,479,443	3,483,792
Cedar Fair LP Term Loan (a)(b)
03/06/20	3.250%	1,547,125	1,549,059
Lions Gate Entertainment Term Loan (a)(b)
07/19/20	5.000%	2,000,000	2,030,000
Merlin Entertainment Group 2 SARL Tranche B1 Term Loan (a)(b)
07/03/19	3.401%	1,143,802	1,140,325
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	3.501%	2,741,987	2,735,982
Steinway Musical Instruments, Inc. 2nd Lien Term Loan (a)(b)
09/18/20	9.250%	1,000,000	1,025,000
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	4,641,257	4,611,089
Total			24,900,148
Environmental 1.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (a)(b)
10/09/19	3.750%	4,270,787	4,236,962
EWT Holdings III Corp. (a)(b)
1st Lien Term Loan
01/15/21	4.750%	2,493,750	2,499,984
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Environmental (continued)
01/15/22	8.500%	$1,000,000	$1,003,750
STI Infrastructure SARL Term Loan (a)(b)
08/22/20	6.250%	2,711,375	2,718,153
WCA Waste Corp. Term Loan (a)(b)
03/23/18	4.000%	661,500	658,193
Waste Industries U.S.A., Inc. Tranche B Term Loan (a)(b)
03/17/17	4.250%	1,703,437	1,700,593
Total			12,817,635
Food and Beverage 4.0%
ARAMARK Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.651%	66,004	65,509
Tranche E Term Loan
09/07/19	3.250%	1,075,000	1,062,014
Tranche F Term Loan
02/24/21	3.250%	819,333	810,796
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	4,493,125	4,493,125
Arysta LifeScience SPC LLC (a)(b)
1st Lien Term Loan
05/29/20	4.500%	521,062	520,739
2nd Lien Term Loan
11/30/20	8.250%	2,400,000	2,442,000
Big Heart Pet Brands Term Loan (a)(b)
03/09/20	3.500%	3,194,894	3,168,281
CSM Bakery Supplies LLC (a)(b)
1st Lien Term Loan
07/03/20	4.750%	3,275,250	3,288,547
2nd Lien Term Loan
07/05/21	8.500%	3,000,000	3,026,250
CTI Foods Holding Co. LLC 1st Lien Term Loan (a)(b)
06/29/20	4.500%	1,890,500	1,884,980
Del Monte Foods, Inc. 2nd Lien Term Loan (a)(b)
08/18/21	8.250%	2,000,000	1,975,000
Dole Food Co.,Inc. Tranche B Term Loan (a)(b)
11/01/18	4.500%	997,500	997,191
HJ Heinz Co. (a)(b)
06/05/20	3.500%	4,813,625	4,820,171
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	2,064,625	2,055,602

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	$3,928,311	$3,928,311
Performance Food Group, Inc. Term Loan (a)(b)
11/14/19	6.250%	2,399,313	2,423,306
Pinnacle Foods Finance LLC Tranche G Term Loan (a)(b)
04/29/20	3.250%	2,103,750	2,083,007
Pinnacle Foods Financle LLC Tranch H Term Loan (a)(b)
04/29/20	3.250%	1,218,875	1,207,637
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	5,235,438	5,233,239
Total			45,485,705
Gaming 4.6%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	4.250%	3,643,320	3,641,789
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B-5 Term Loan
01/28/18	4.402%	2,000,000	1,840,560
Tranche B4 Term Loan
10/31/16	9.500%	3,836,731	3,793,031
Tranche B6 Term Loan
01/28/18	5.402%	1,616,736	1,508,415
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,066,487	1,043,824
2nd Lien Term Loan
10/02/19	10.000%	1,150,000	1,062,796
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	5.000%	3,982,500	3,999,943
Las Vegas Sands LLC Tranche B Term Loan (a)(b)
12/19/20	3.250%	3,433,635	3,413,342
MGM Resorts International Tranche B Term Loan (a)(b)
12/20/19	3.500%	3,110,625	3,089,255
Marina District Finance Co., Inc. Term Loan (a)(b)
08/15/18	6.750%	2,992,500	3,039,871
Mohegan Tribal Gaming Authority Tranche B Term Loan (a)(b)
11/19/19	5.500%	3,591,000	3,641,274

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Peppermill Casinos, Inc. Tranche B Term Loan (a)(b)
11/09/18	7.250%	$2,295,938	$2,353,336
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
08/13/20	3.750%	1,709,597	1,703,613
ROC Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	3,034,750	2,941,189
Scientific Games International, Inc. Term Loan (a)(b)
10/18/20	4.250%	4,912,687	4,896,328
Shingle Springs Tribal Gaming Term Loan (a)(b)
08/29/19	6.250%	1,551,375	1,590,160
Stockbridge/SBE Holdings Tranche B Term Loan (a)(b)
05/02/17	13.000%	537,500	591,250
Twin River Management Group, Inc. (a)(b)
Term Loan
11/10/18	5.250%	1,658,250	1,643,740
Twin River Management Group, Inc. (a)(b)(c)
Tranche B Term Loan
06/11/20	5.250%	3,000,000	3,000,000
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,491,250	3,421,425
Total			52,215,141
Gas Pipelines —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (a)(b)
04/04/18	6.250%	1,448	1,293

Health Care 4.8%
Accellent, Inc. 2nd Lien Term Loan (a)(b)
02/21/22	7.500%	1,000,000	985,000
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	2,941,970	2,940,146
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	3,030,240	3,025,179
Biomet, Inc. Tranche B-2 Term Loan (a)(b)
07/25/17	3.660%	3,927,837	3,929,487
CHS/Community Health Systems, Inc. (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Tranche D Term Loan
01/27/21	4.250%	$7,436,357	$7,461,864
Tranche E Term Loan
01/25/17	3.469%	1,498,869	1,496,995
DaVita HealthCare Partners, Inc. (a)(b)
Tranche B Term Loan
10/20/16	4.500%	379,707	380,493
Tranche B2 Term Loan
11/01/19	4.000%	2,197,187	2,201,758
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.150%	2,900,000	2,886,051
HCA, Inc. (a)(b)
Tranche B-5 Term Loan
03/31/17	2.900%	5,970,000	5,961,702
Tranche B4 Term Loan
05/01/18	2.984%	3,282,166	3,277,669
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	4,939,559	4,935,459
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.750%	1,275,000	1,273,087
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,141,083	2,145,900
PRA Holdings, Inc. Tranche B1 Term Loan (a)(b)
09/23/20	4.500%	3,980,000	3,949,434
Quintiles Transnational Corp. Term B-3 Term Loan (a)(b)
06/08/18	3.750%	3,223,496	3,212,762
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	3.750%	522,658	519,611
Sheridan Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/20/21	8.250%	2,000,000	2,030,000
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	6.750%	234,456	233,166
Surgical Care Affiliates LLC Tranche C Term Loan (a)(b)
06/29/18	4.000%	1,364,687	1,358,997
Total			54,204,760
Independent Energy 0.7%
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	4,000,955	3,998,954

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (a)(b)
09/25/18	5.000%	$3,525,000	$3,517,950
Total			7,516,904
Life Insurance 0.2%
AssuredPartners Capital, Inc. 2nd Lien Term Loan (a)(b)
04/01/22	7.750%	2,000,000	1,995,000
Lodging 0.8%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/28/20	6.250%	3,000,000	3,037,500
Hilton Worldwide Financial LLC Term Loan (a)(b)
10/26/20	3.500%	3,815,790	3,799,344
Seven Sea Cruises S. DE R.L. Tranche B2 Term Loan (a)(b)
12/22/18	3.750%	2,468,812	2,459,554
Total			9,296,398
Media Cable 2.7%
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,528,310	3,512,891
Encompass Digital Media, Inc. Tranche B1 Term Loan (a)(b)
08/10/17	6.750%	4,964,295	4,989,117
MCC Iowa LLC (Mediacom Broadband Group) Tranche H Term Loan (a)(b)
01/29/21	3.250%	1,488,750	1,468,741
MCC Iowa LLC Tranche G Term Loan (a)(b)
01/20/20	4.000%	2,979,625	2,968,451
Quebecor Media, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.250%	1,990,000	1,971,752
Revolution Studios Distribution Co. LLC (a)(b)(d)
2nd Lien Term Loan
06/21/15	7.160%	825,000	587,813
Tranche B Term Loan
12/21/14	3.910%	852,206	747,811
TWCC Holding Corp. (a)(b)
2nd Lien Term Loan
06/26/20	7.000%	4,125,000	4,099,219
Term Loan
02/13/17	3.500%	3,643,922	3,600,340

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/07/20	3.500%	$6,075,000	$6,031,199
Total			29,977,334
Media Non-Cable 6.1%
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
03/31/20	7.000%	2,200,000	2,233,000
Clear Channel Communications, Inc. Tranche D Term Loan (a)(b)
01/30/19	6.900%	7,958,970	7,891,637
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	6,456,017	6,453,305
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,110,625	2,973,820
Granite Broadcasting 1st Lien Tranche B Term Loan (a)(b)
05/23/18	6.750%	3,158,585	3,164,523
Gray Television, Inc. Term Loan (a)(b)
10/11/19	4.500%	530,000	530,000
HIBU Connect SA, Sociedad Unipersonal Term Loan (a)(b)(e)(f)
03/03/19	0.000%	32,071	—
Hubbard Radio LLC Tranche 1 Term Loan (a)(b)
04/29/19	4.500%	2,570,619	2,570,619
Ion Media Networks, Inc. Term Loan (a)(b)
12/18/20	5.000%	4,413,938	4,436,007
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	659,828	658,727
Learfield Communications, Inc. 2nd Lien Term Loan (a)(b)
10/08/21	8.750%	2,000,000	2,030,000
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	6.750%	423,745	159,328
Media General, Inc. Tranche B Term Loan (a)(b)
07/31/20	4.250%	4,057,910	4,057,910
National CineMedia LLC Term Loan (a)(b)
11/26/19	2.910%	1,950,000	1,931,729

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
R.H. Donnelly, Inc. Term Loan (a)(b)
12/31/16	9.750%	$353,928	$220,827
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,654,751	4,730,391
RentPath, Inc. Tranche B Term Loan (a)(b)
05/29/20	6.250%	4,319,862	4,249,665
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	3,347,583	3,347,583
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	2,054,270	2,022,429
SuperMedia, Inc. Term Loan (a)(b)
12/30/16	11.600%	155,393	120,364
Tribune Co. Term Loan (a)(b)
12/27/20	4.000%	7,082,250	7,064,544
Univision Communications, Inc. Term Loan (a)(b)
03/01/20	4.000%	6,516,694	6,481,047
Van Wagner Communications LLC Term Loan (a)(b)
08/03/18	6.250%	1,365,210	1,380,145
YH Ltd. (a)(b)
Tranche A2 Term Loan
03/03/19	5.539%	273,508	219,148
YH Ltd. (a)(b)(e)(f)
Tranche B2 Term Loan PIK
03/03/24	0.000%	503,255	—
Total			68,926,748
Metals 2.3%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,202,750	2,121,975
Arch Coal, Inc. Term Loan (a)(b)
05/16/18	6.250%	4,982,299	4,839,058
Constellium Holdco BV Term Loan (a)(b)
03/25/20	7.000%	990,000	1,004,850
Essar Steel Algoma, Inc. Term Loan (a)(b)
09/19/14	9.250%	4,068,349	4,069,366

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/28/19	4.250%	$5,622,191	$5,617,300
Fairmount Minerals Ltd. Tranche B-2 Term Loan (a)(b)
09/05/19	4.500%	3,681,500	3,681,500
Foresight Energy LLC Term Loan (a)(b)
08/21/20	5.500%	2,089,500	2,093,846
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	5.750%	940,404	898,086
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	1,827,987	1,821,699
Total			26,147,680
Non-Captive Diversified 0.5%
iStar Financial, Inc. Term Loan (a)(b)
10/15/17	4.500%	5,778,397	5,782,730
Oil Field Services 0.3%
Fieldwood Energy LLC 2nd Lien Term Loan (a)(b)
09/30/20	8.375%	492,611	507,389
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	4.750%	3,134,250	3,146,662
Total			3,654,051
Other Financial Institutions 1.0%
ARG IH Corp. Term Loan (a)(b)
11/15/20	5.000%	2,992,500	2,999,981
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (a)(b)
07/10/20	4.000%	4,191,482	4,167,382
Moneygram International, Inc. Term Loan (a)(b)
03/27/20	4.250%	949,750	924,819
RPI Finance Trust Tranche B-2 Term Loan (a)(b)
05/09/18	3.250%	3,088,963	3,088,963
Total			11,181,145

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry 1.8%
ATI Acquisition Co. (a)(b)(d)(e)(f)(g)
Term Loan
12/30/15	0.000%	$586,404	$—
Tranche B Term Loan
12/30/14	0.000%	1,045,273	—
Alliance Laundry Systems LLC 1st Lien Term Loan (a)(b)
12/10/18	4.250%	1,953,271	1,950,830
Berry Plastics Corp. Tranche E Term Loan (a)(b)
01/06/21	3.750%	3,383,117	3,361,025
Harland Clarke Holdings Corp. (a)(b)
Tranche B-4 Term Loan
08/04/19	6.000%	993,750	997,894
Tranche B3 Term Loan
05/22/18	7.000%	1,349,219	1,360,350
Sensus U.S.A., Inc. (a)(b)
1st Lien Term Loan
05/09/17	4.750%	3,912,654	3,902,872
2nd Lien Term Loan
05/09/18	8.500%	2,925,000	2,926,843
TPF II LC LLC Term Loan (a)(b)
08/21/19	6.500%	3,300,062	3,341,313
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	2,122,092	2,132,702
Total			19,973,829
Other Utility 0.5%
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	1,536,162	1,538,728
Sandy Creek Energy Associates LP Term Loan (a)(b)
11/09/20	5.000%	3,815,438	3,822,610
Total			5,361,338
Packaging 2.0%
Ardagh Holdings USA, Inc. Term Loan (a)(b)
12/17/19	4.000%	1,675,000	1,668,015
BWAY Holding Co. Term Loan (a)(b)
08/06/17	4.500%	4,893,087	4,888,488
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,462,500	2,466,342
Rexam PLC (a)(b)(c)
2nd Lien Term Loan
04/11/22	8.000%	1,000,000	997,080

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Tranche B Term Loan
04/11/21	4.250%	$3,000,000	$3,003,750
Reynolds Group Holdings Inc. Term Loan (a)(b)
11/30/18	4.000%	6,676,968	6,672,828
Signode Industrial Group Tranche B Term Loan (a)(b)(c)
04/09/21	4.000%	3,325,000	3,302,290
Total			22,998,793
Paper 0.8%
Appvion, Inc. Term Loan (a)(b)
06/28/19	5.750%	2,630,125	2,646,563
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	7.500%	3,236,554	3,277,011
NewPage Corp. Tranche B Term Loan (a)(b)
02/11/21	9.500%	3,000,000	3,024,990
Total			8,948,564
Pharmaceuticals 2.5%
Akorn, Inc. Term Loan (a)(b)
04/16/21	4.500%	1,825,000	1,826,515
Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	3,969,773	3,949,924
Atrium Innovations, Inc. (a)(b)
1st Lien Tranche B1 Term Loan
02/15/21	4.250%	1,625,000	1,606,719
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	1,001,880
Catalent Pharma Solutions, Inc. Tranche 1 Term Loan (a)(b)
09/15/16	3.650%	1,338,444	1,338,110
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan (a)(b)
09/30/19	4.000%	4,640,936	4,613,090
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.000%	5,379,574	5,371,720
Salix Pharmaceuticals Ltd. Term Loan (a)(b)
01/02/20	4.250%	2,221,875	2,228,119
Valeant Pharmaceutical International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.750%	1,970,000	1,963,676
Tranche B-D2 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
02/13/19	3.750%	$1,422,586	$1,421,519
Valeant Pharmaceuticals International, Inc. Tranche B-E1 Term Loan (a)(b)
08/05/20	3.750%	2,758,711	2,758,711
Total			28,079,983
Property & Casualty 1.3%
Alliant Holdings I LLC Term Loan (a)(b)
12/20/19	4.250%	3,781,068	3,773,998
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	1,500,000	1,539,375
Tranch B-1 Term Loan
05/24/19	5.000%	4,937,431	4,940,195
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.250%	4,527,250	4,517,562
Total			14,771,130
Refining 0.2%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	2,568,563	2,552,509
Restaurants 1.2%
Dunkin’ Brands, Inc. Tranche B-4 Term Loan (a)(b)
02/05/21	3.250%	4,471,441	4,427,665
El Pollo Loco, Inc. 1st Lien Term Loan (a)(b)
10/11/18	5.253%	1,995,000	2,009,963
OSI Restaurant Partners LLC Term Loan (a)(b)
10/28/19	3.500%	1,595,625	1,592,210
Wendys International, Inc. Tranche B Term Loan (a)(b)
05/15/19	3.250%	4,962,500	4,947,017
Total			12,976,855
Retailers 6.8%
Academy Ltd. Term Loan (a)(b)
08/03/18	4.500%	3,484,745	3,480,843
BJ’s Wholesale Club, Inc. (a)(b)
1st Lien Term Loan
09/26/19	4.500%	4,122,995	4,114,172
2nd Lien Term Loan
03/26/20	8.500%	2,000,000	2,042,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	3.750%	$2,180,162	$2,175,801
Blue Buffalo Company Ltd. Tranche B-3 Term Loan (a)(b)
08/08/19	4.000%	1,674,617	1,675,320
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.000%	4,571,857	4,526,138
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	5,383,258	5,338,846
Gymboree Corp. (The) Term Loan (a)(b)
02/23/18	5.000%	1,000,000	868,610
Hudson’s Bay Co. 1st Lien Term Loan (a)(b)
11/04/20	4.750%	5,526,875	5,570,924
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	3,243,312	3,221,874
J.C. Penney Corp., Inc. Term Loan (a)(b)
05/22/18	6.000%	5,955,000	5,906,645
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,422,436	1,412,948
Leslie’s Poolmart, Inc. Tranche B Term Loan (a)(b)
10/16/19	4.250%	2,736,113	2,728,124
Men’s Wearhouse, Inc. Tranche B Term Loan (a)(b)
04/16/21	4.500%	1,975,000	1,972,531
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	3,712,500	3,707,859
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	5,256,812	5,239,097
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	4.750%	2,169,418	2,170,286
Pep Boys-Manny, Moe & Jack (The) Term Loan (a)(b)
10/11/18	4.250%	3,441,487	3,450,091
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	3,389,962	3,387,860
Pilot Travel Centers LLC (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Tranche B Term Loan
03/30/18	3.750%	$1,974,874	$1,976,119
08/07/19	4.250%	2,529,938	2,536,212
Rite Aid Corp. (a)(b)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	1,950,000	1,984,125
Tranche 2 Term Loan
06/21/21	4.875%	1,900,000	1,919,000
Tranche 7 Term Loan
02/21/20	3.500%	3,076,750	3,071,243
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,863,367	1,860,255
Toys ‘R’ Us - Delaware, Inc. Term Loan (a)(b)
09/01/16	6.000%	914,160	808,574
Total			77,145,997
Supermarkets 0.6%
Albertson’s LLC (a)(b)
Tranche B-1 Term Loan
03/21/16	4.250%	407,788	407,788
Tranche B-2 Term Loan
03/21/19	4.750%	1,706,657	1,709,644
Albertson’s LLC (a)(b)(c)
Tranche B-2 Term Loan
03/21/19	4.750%	700,000	701,225
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,402,503	2,375,475
Sprouts Farmers Markets Holdings LLC Term Loan (a)(b)
04/23/20	4.000%	1,540,027	1,538,102
Total			6,732,234
Technology 9.1%
Aeroflex, Inc. Tranche B-1 Term Loan (a)(b)
11/09/19	4.500%	5,840,413	5,862,314
Alcatel-Lucent U.S.A., Inc. Term Loan (a)(b)
01/30/19	4.500%	3,900,625	3,899,923
Applied Systems, Inc. (a)(b)
1st Lien Term Loan
01/25/21	4.250%	1,995,000	1,991,090
2nd Lien Term Loan
01/24/22	7.500%	1,000,000	1,010,000
Attachmate Group, Inc. (The) 1st Lien Term Loan (a)(b)
11/22/17	7.250%	1,536,318	1,538,239

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Avago Technologies Ltd. Tranche B Term Loan (a)(b)(c)
12/16/20	3.750%	$4,000,000	$4,010,560
Avaya, Inc. (a)(b)
Tranche B-3 Term Loan
10/26/17	4.734%	994,180	959,016
Tranche B6Term Loan
03/31/18	6.500%	2,985,444	2,969,114
BMC Software, Inc. Term Loan (a)(b)
09/10/20	5.000%	6,832,875	6,804,382
Blue Coat Systems, Inc. Term Loan (a)(b)
05/31/19	4.000%	2,803,815	2,796,805
Booz Allen Hamilton, Inc. Tranche B Term Loan (a)(b)
07/31/19	5.250%	1,979,899	1,978,870
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	4,510,713	4,457,532
Dealer Computer Services, Inc. Tranche A Term Loan (a)(b)
04/21/16	2.150%	224,037	224,223
Dell International LLC (a)(b)
Tranche B Term Loan
04/29/20	4.500%	9,104,250	9,076,937
Tranche C Term Loan
10/29/18	3.750%	973,750	969,738
EVERTEC Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,637,625	1,604,873
First Data Corp. (a)(b)
Term Loan
03/24/17	3.652%	2,200,000	2,194,896
03/23/18	4.152%	3,393,261	3,386,916
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
02/28/20	4.250%	3,244,657	3,239,595
Go Daddy Operating Co. LLC Tranche B-3 Term Loan (a)(b)
12/17/18	4.000%	4,735,828	4,719,252
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,244,571	1,244,571
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	8.000%	3,502,175	2,983,853
Infor US, Inc. Tranche B-5 Term Loan (a)(b)
06/03/20	3.750%	4,888,156	4,848,465

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	$3,358,125	$3,360,912
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.250%	3,004,896	2,981,728
OpenLink International, Inc. Term Loan (a)(b)
10/25/17	6.000%	910,671	912,192
RP Crown Parent LLC (a)(b)
1st Lien Term Loan
12/21/18	6.000%	3,876,036	3,862,198
2nd Lien Term Loan
12/21/19	11.250%	2,000,000	2,019,000
Rovi Solutions Corp./Guides, Inc. (a)(b)
Tranche A1 Term Loan
02/07/16	2.660%	258,645	258,645
Tranche B3 Term Loan
03/29/19	3.500%	1,543,670	1,535,951
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	827,115	835,387
Sensata Technologies BV/Finance Co. LLC Term Loan (a)(b)
05/12/19	3.250%	1,614,461	1,614,461
Spansion LLC Term Loan (a)(b)
12/19/19	3.750%	1,631,509	1,627,430
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	2,015,635	2,009,346
Tranche B Term Loan
04/23/19	4.000%	1,939,043	1,932,741
TransUnion LLC Term Loan (a)(b)
04/09/21	4.000%	3,525,000	3,505,895
Verint Systems, Inc. Tranche B Term Loan (a)(b)
09/06/19	3.500%	2,932,999	2,919,800
Total			102,146,850
Transportation Services 0.8%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.000%	3,925,416	3,911,913
Commercial Barge Line Co. 1st Lien Term Loan (a)(b)
09/22/19	7.500%	1,336,500	1,338,171
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,796,750

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services (continued)
Tranche B2 Term Loan
03/11/18	3.000%	$480,237	$475,175
Total			8,522,009
Wireless 1.0%
Arris Enterprises, Inc. Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,282,502	1,271,819
Crown Castle Operating Co. Tranche B2 Term Loan (a)(b)
01/31/21	3.250%	5,955,025	5,930,848
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	4,048,370	4,034,443
Total			11,237,110
Wirelines 1.8%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	6.250%	815,029	816,390
Integra Telecom Holdings, Inc. (a)(b)
2nd Lien Term Loan
02/21/20	9.750%	2,000,000	2,041,000
Tranche B Term Loan
04/22/16	4.238%	1,683,000	1,687,207
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
01/15/20	4.000%	3,000,000	3,004,680
Tranche B-3 Term Loan
08/01/19	4.000%	2,000,000	1,998,760
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.250%	1,625,000	1,620,434
Windstream Corp. (a)(b)
Tranche B-5 Term Loan
08/26/19	3.500%	1,576,050	1,565,538
Tranche B4 Term Loan
01/23/20	3.500%	1,876,250	1,864,523
Zayo Group LLC Term Loan (a)(b)
07/02/19	4.000%	6,078,363	6,057,879
Total			20,656,411
Total Senior Loans (Cost: $1,008,374,689)			$1,003,773,317

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.7%
Automotive 0.3%
Chrysler Group LLC/Co-Issuer, Inc. Secured (h)
06/15/19	8.000%	$3,131,000	$3,428,445
Banking 0.2%
Ally Financial, Inc. (a)
07/18/16	2.908%	2,000,000	2,048,796
Brokerage 0.1%
Nuveen Investments, Inc. Senior Unsecured (h)
10/15/17	9.125%	1,000,000	1,095,000
Chemicals 0.1%
INEOS Group Holdings SA (h)
02/15/19	5.875%	1,058,000	1,079,160
Consumer Cyclical Services 0.2%
West Corp.
10/01/18	8.625%	2,000,000	2,135,000
Consumer Products 0.3%
Alphabet Holding Co., Inc. Senior Unsecured PIK
11/01/17	7.750%	3,181,000	3,292,335
Entertainment 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	1,150,000
Food and Beverage 0.6%
Dole Food Co, Inc. Senior Secured (h)
05/01/19	7.250%	2,000,000	2,020,000
HJ Heinz Co. Secured (h)
10/15/20	4.250%	2,785,000	2,744,617
Michael Foods Holding, Inc. Senior Unsecured (h)
07/15/18	8.500%	2,000,000	2,085,000
Total			6,849,617
Gaming 0.4%
Seneca Gaming Corp. (h)
12/01/18	8.250%	2,595,000	2,776,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (h)
11/15/15	9.000%	$2,105,000	$1,744,519
Total			4,521,169
Health Care 0.4%
HCA, Inc.
10/01/18	8.000%	960,000	1,138,800
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	3,187,500
Physio-Control International, Inc. Senior Secured (h)
01/15/19	9.875%	661,000	735,362
Total			5,061,662
Independent Energy 0.1%
Chesapeake Energy Corp. (a)
04/15/19	3.467%	1,705,000	1,722,050
Media Non-Cable 0.7%
Clear Channel Communications, Inc.
08/01/16	10.750%	2,000,000	2,035,000
Senior Unsecured
05/15/15	4.900%	1,000,000	1,037,500
Gray Television, Inc.
10/01/20	7.500%	2,000,000	2,150,000
Radio One, Inc. Senior Subordinated Notes (h)
02/15/20	9.250%	3,000,000	3,180,000
Total			8,402,500
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp. (h)
03/15/17	3.500%	2,000,000	2,015,000
03/15/19	4.875%	1,000,000	1,013,750
Total			3,028,750
Other Industry 0.6%
General Cable Corp. (a)
04/01/15	2.608%	1,000,000	998,750
Hillman Group, Inc. (The)
06/01/18	10.875%	1,500,000	1,591,875
Victor Technologies Group, Inc. Senior Secured
12/15/17	9.000%	1,816,000	1,942,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
WireCo WorldGroup, Inc.
05/15/17	9.500%	$2,760,000	$2,822,100
Total			7,354,755
Packaging 0.3%
Beverage Packaging Holdings (Luxembourg) II SA (h)
06/15/17	6.000%	745,000	767,350
Reynolds Group Issuer, Inc. LLC
05/15/18	8.500%	2,000,000	2,090,000
Total			2,857,350
Retailers 0.3%
Jo-Ann Stores, Inc. Senior Unsecured (h)
03/15/19	8.125%	3,000,000	3,116,250
Technology 0.1%
Iron Mountain, Inc.
08/15/23	6.000%	957,000	1,016,813
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc. (a)(h)
12/01/17	2.986%	1,929,000	1,936,234
Wireless 0.4%
T-Mobile USA, Inc.
04/28/19	6.464%	4,000,000	4,240,000
Total Corporate Bonds & Notes (Cost: $62,807,108)			$64,335,886

Issuer		Shares	Value

Common Stocks 2.1%
CONSUMER DISCRETIONARY 1.1%
Auto Components 0.1%
Delphi Automotive PLC		11,178	$747,137
Automobiles —%
Dayco/Mark IV (i)		2,545	113,889
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc.		1,071	6,158

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables —%
Rhodes Companies LLC (The)	109,053	$32,716
Media 1.0%
Cengage Learning, Inc. (i)	77,975	2,849,324
Cumulus Media, Inc. Class A (i)	43,542	279,104
Dex Media, Inc. (i)	494	3,620
F & W Media, Inc. (i)	2,340	113,500
HMH Publishers LLC (i)	21,904	454,508
Media News Group (i)	10,513	283,851
MGM Holdings II, Inc. (i)	68,207	5,036,064
Reader’s Digest Association, Inc. (i)	26,729	1,406
Star Tribune Co. (The) (i)	1,098	60,390
Tribune Co. (i)	29,872	2,335,990
Total		11,417,757
TOTAL CONSUMER DISCRETIONARY		12,317,657
INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Advanstar Communications, Inc. (i)	41,649	531,025
TOTAL INFORMATION TECHNOLOGY		531,025
MATERIALS 0.9%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	106,857	9,884,272
Metals & Mining 0.1%
Aleris International, Inc.	16,833	631,238
TOTAL MATERIALS		10,515,510
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (i)	15,044	400,471
TOTAL TELECOMMUNICATION SERVICES		400,471
Total Common Stocks (Cost: $14,761,389)		$23,764,663

	Shares	Value

Exchange-Traded Funds 1.0%
PowerShares Senior Loan Portfolio	455,743	11,275,082
Total Exchange-Traded Funds (Cost: $11,358,886)		$11,275,082

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
F & W Media, Inc. (i)	2,034	$98,664
Star Tribune Co. (The) (d)(i)	3,481	191,455
Total		290,119
TOTAL CONSUMER DISCRETIONARY		290,119
Total Warrants (Cost: $2,237,697)		$290,119

Issuer	Shares	Value

Fixed-Income Funds 0.4%
High Yield 0.2%
Blackstone/GSO Strategic Credit Fund	128,497	2,282,107
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	2,145,989
Total Fixed-Income Funds (Cost: $4,457,035)		$4,428,096

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.092% (j)(k)	29,940,292	$29,940,292
Total Money Market Funds (Cost: $29,940,292)		$29,940,292
Total Investments
(Cost: $1,133,937,096) (l)		$1,137,807,455(m)
Other Assets & Liabilities, Net		(11,239,531)
Net Assets		$1,126,567,924

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $1,527,079, representing 0.14% of net assets. Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Term Loan
12/30/15 0.000%	12-23-2009 - 07-13-2012	497,832
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 04-25-2014	751,053
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
06/21/15 7.160%	12-21-2006 - 01-31-2012	730,073
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/14 3.910%	12-21-2006 - 06-09-2009	843,903
Star Tribune Co. (The)	03-09-2007 - 12-02-2011	1,779,696

(e)	Negligible market value.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $0.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2014, the value of these securities amounted to $0.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $29,737,337 or 2.64% of net assets.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	165,245,429	274,542,633	(409,847,770)	29,940,292	68,539	29,940,292

(l)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $1,133,937,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,850,000
Unrealized Depreciation	(15,980,000)
Net Unrealized Appreciation	$3,870,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Building Materials		11,553,729	3,451,591	15,005,320
Chemicals	—	63,322,456	10,658,322	73,980,778
Consumer Cyclical Services	—	30,267,803	2,064,625	32,332,428
Diversified Manufacturing	—	41,945,760	2,536,312	44,482,072
Electric	—	40,493,700	5,308,875	45,802,575
Entertainment	—	23,875,148	1,025,000	24,900,148
Food and Beverage	—	42,978,196	2,507,509	45,485,705
Gaming	—	44,258,970	7,956,171	52,215,141
Lodging	—	6,258,898	3,037,500	9,296,398
Media Cable	—	24,988,217	4,989,117	29,977,334
Metals	—	25,142,830	1,004,850	26,147,680
Other Industry	—	14,499,814	5,474,015	19,973,829
Technology	—	96,667,423	5,479,427	102,146,850
Transportation Services	—	4,387,088	4,134,921	8,522,009
All Other Industries	—	473,505,050	—	473,505,050
Total Senior Loans	—	944,145,082	59,628,235	1,003,773,317
Bonds
Corporate Bonds & Notes	—	64,335,886	—	64,335,886
Total Bonds	—	64,335,886	—	64,335,886
Equity Securities
Common Stocks
Consumer Discretionary	3,365,852	8,487,906	463,899	12,317,657
Information Technology	—	—	531,025	531,025
Materials	9,884,273	—	631,237	10,515,510
Telecommunication Services	400,471	—	—	400,471
Exchange-Traded Funds	11,275,082	—	—	11,275,082
Warrants
Consumer Discretionary	—	—	290,119	290,119
Total Equity Securities	24,925,678	8,487,906	1,916,280	35,329,864
Mutual Funds
Fixed-Income Funds	4,428,096	—	—	4,428,096
Money Market Funds	29,940,292	—	—	29,940,292
Total Mutual Funds	34,368,388	—	—	34,368,388
Total	59,294,066	1,016,968,874	61,544,515	1,137,807,455

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Common Stocks ($)	Warrant ($)	Total ($)
Balance as of July 31, 2013	25,985,944	1,179,822	108,137	27,273,903
Accrued discounts/premiums	60,335	—	—	60,335
Realized gain (loss)	(318,836)	(315,128)	64,979	(568,985)
Change in unrealized appreciation (depreciation)(a)	461,436	644,590	117,003	1,223,029
Sales	(10,531,764)	(64,416)	—	(10,596,180)
Purchases	12,297,300	14,491	—	12,311,791
Transfers into Level 3	39,911,904	168,208	—	40,080,112
Transfers out of Level 3	(8,238,084)	(1,406)	—	(8,239,490)
Balance as of April 30, 2014	59,628,235	1,626,161	290,119	61,544,515

(a) Change in unrealized appreciation relating to securities held at April 30, 2014 was $772,591, which is comprised of Senior Loans of $10,998, Common Stocks of $644,590 and Warrants of $117,003.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, common stock and warrants classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 63.2%
AUSTRALIA 0.7%
Australia and New Zealand Banking Group Ltd.	95,225	$3,062,224
National Australia Bank Ltd.	86,250	2,839,987
Total		5,902,211
BELGIUM 0.2%
Barco NV	17,620	1,312,213
BRAZIL 0.5%
AmBev SA, ADR	124,805	904,836
BRF SA	14,700	332,270
Hypermarcas SA	60,400	445,602
Itaú Unibanco Holding SA, ADR	39,533	646,760
M. Dias Branco SA	4,300	185,133
Mills Estruturas e Servicos de Engenharia SA	3,870	48,684
Ultrapar Participacoes SA	33,600	838,135
Valid Solucoes SA	34,700	534,876
Total		3,936,296
CANADA —%
Jaguar Mining, Inc.(a)(b)(c)(e)	151,000	—
CHILE —%
SACI Falabella	42,221	359,165
CHINA 1.1%
58.Com, Inc., ADR (a)	10,301	409,774
Anhui Conch Cement Co., Ltd., Class H	108,500	405,112
Baidu, Inc., ADR (a)	6,298	968,947
China Overseas Land & Investment Ltd.	208,000	512,030
China Pacific Insurance Group Co., Ltd., Class H	90,800	285,486
China Petroleum & Chemical Corp., Class H	440,600	391,145
China Vanke Co., Ltd., Class B	316,881	529,914
Chongqing Changan Automobile Co., Ltd., Class B	90,300	163,061
ENN Energy Holdings Ltd.	128,530	898,979
GCL-Poly Energy Holdings Ltd. (a)	1,648,000	495,011
Industrial & Commercial Bank of China Ltd., Class H	1,275,020	761,848
Li Ning Co., Ltd. (a)	494,000	344,226
Qihoo 360 Technology Co., Ltd., ADR (a)	3,681	310,603
SINA Corp. (a)	2,947	140,867
Tencent Holdings Ltd.	17,600	1,108,095

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Vipshop Holdings Ltd., ADS (a)	1,922	$269,445
WuXi PharmaTech (Cayman), Inc. ADR (a)	16,533	562,122
Zhuzhou CSR Times Electric Co., Ltd., Class H	131,500	386,699
Total		8,943,364
DENMARK 0.1%
Pandora A/S	17,817	1,198,508
FRANCE 1.8%
AXA SA	156,728	4,082,370
BNP Paribas SA	36,641	2,750,621
CNP Assurances	96,063	2,213,663
Metropole Television SA	52,401	1,122,465
Sanofi	23,461	2,539,442
Total SA	35,295	2,520,795
Total		15,229,356
GERMANY 2.7%
Allianz SE, Registered Shares	20,575	3,563,807
Aurubis AG	60,088	3,202,808
BASF SE	29,098	3,367,993
Continental AG	11,543	2,703,993
Deutz AG (a)	98,470	821,177
DMG MORI SEIKI AG	36,853	1,157,026
Duerr AG	25,571	2,016,451
Freenet AG	94,137	3,253,922
Jenoptik AG	60,907	1,014,414
Siemens AG, Registered Shares	8,127	1,071,124
Total		22,172,715
GREECE 0.1%
Piraeus Bank SA (a)	329,807	777,848
HONG KONG 0.3%
Galaxy Entertainment Group Ltd. (a)	49,000	386,815
K Wah International Holdings Ltd.	1,720,000	1,146,569
Pax Global Technology Ltd. (a)	113,000	59,143
Sands China Ltd.	142,400	1,045,467
Total		2,637,994
INDIA 0.8%
Dish TV India Ltd. (a)	230,779	179,910
Eicher Motors Ltd.	8,283	851,612
HCL Technologies Ltd.	28,778	669,676
ICICI Bank Ltd., ADR	15,835	675,679

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Just Dial Ltd. (a)	18,112	$354,793
Lupin Ltd.	79,233	1,300,190
Motherson Sumi Systems Ltd.	275,231	1,161,073
Tata Motors Ltd.	41,278	285,531
Tech Mahindra Ltd.	26,825	815,656
Titan Co., Ltd.	15,727	66,524
Total		6,360,644
INDONESIA 0.3%
PT Bank Negara Indonesia Persero Tbk	928,000	387,853
PT Bank Rakyat Indonesia Persero Tbk	1,116,900	959,144
PT Matahari Department Store Tbk (a)	239,300	310,932
PT Nippon Indosari Corpindo Tbk (a)	3,785,000	357,773
PT Sumber Alfaria Trijaya Tbk	6,551,500	283,333
Total		2,299,035
IRELAND 1.5%
Bank of Ireland (a)	1,804,588	708,517
DCC PLC	29,394	1,505,242
Dragon Oil PLC	263,656	2,804,486
Eaton Corp. PLC	53,759	3,905,054
Jazz Pharmaceuticals PLC (a)	10,421	1,405,793
Smurfit Kappa Group PLC	92,100	2,048,870
Total		12,377,962
ITALY 0.6%
Enel SpA	290,992	1,644,705
Esprinet SpA	121,589	1,329,249
Recordati SpA	104,507	1,826,845
Total		4,800,799
JAPAN 4.3%
Central Japan Railway Co.	13,000	1,596,735
COMSYS Holdings Corp.	72,200	1,183,650
CyberAgent, Inc.	30,293	1,250,677
Daiichikosho Co., Ltd.	98,400	2,835,466
Fuji Heavy Industries Ltd.	90,700	2,384,928
Fujitsu General Ltd.	132,000	1,523,270
Fuyo General Lease Co., Ltd.	48,100	1,655,153
Glory Ltd.	56,400	1,459,148
Hino Motors Ltd.	76,200	1,003,869
Iida Group Holdings Co., Ltd.	98,416	1,468,695
IT Holdings Corp.	127,500	1,976,505
ITOCHU Corp.	249,500	2,796,844
Kanamoto Co., Ltd.	52,000	1,633,517
KDDI Corp.	23,900	1,274,628

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Miraca Holdings, Inc.	46,300	$2,006,982
Nakanishi, Inc.	25,000	856,436
Nihon M&A Center, Inc.	48,900	1,143,244
Sumitomo Mitsui Financial Group, Inc.	72,500	2,865,948
Temp Holdings Co., Ltd.	38,100	969,233
Toyo Tire & Rubber Co., Ltd.	176,000	1,312,407
Toyota Motor Corp.	25,800	1,393,927
TS Tech Co., Ltd.	38,200	1,018,787
Total		35,610,049
MALTA —%
BGP Holdings PLC (a)(d)(e)	581,000	1
MEXICO 0.3%
Alfa SAB de CV, Class A	291,470	769,960
Cemex SAB de CV, ADR (a)	70,314	888,770
Grupo Financiero Banorte SAB de CV, Class O	189,000	1,255,257
Total		2,913,987
NETHERLANDS 1.1%
AVG Technologies NV (a)	30,160	564,897
ING Groep NV-CVA (a)	191,620	2,720,912
Koninklijke Ahold NV	192,112	3,706,050
Koninklijke Philips NV	73,257	2,345,183
Total		9,337,042
NORWAY 0.6%
Atea ASA	54,540	626,206
Electromagnetic GeoServices (a)	792,076	946,073
Kongsberg Automotive Holding ASA (a)	1,817,602	1,822,403
Leroy Seafood Group ASA	22,236	785,552
North Atlantic Drilling Ltd.	24,300	208,494
Spectrum ASA	40,558	320,681
Total		4,709,409
PERU 0.1%
Credicorp Ltd.	7,447	1,111,465
PHILIPPINES 0.4%
GT Capital Holdings, Inc.	80,430	1,567,727
Metropolitan Bank & Trust Co.	549,982	1,047,442
Robinsons Retail Holdings, Inc. (a)	199,650	300,476
Universal Robina Corp.	83,090	272,848
Total		3,188,493

Issuer	Shares	Value

Common Stocks (continued)
POLAND 0.1%
Eurocash SA	44,781	$590,888
RUSSIAN FEDERATION 0.3%
Lukoil OAO, ADR	15,652	828,460
Magnit OJSC, GDR (b)	11,720	551,426
Mail.ru Group Ltd., GDR (a)(b)	23,561	640,152
QIWI PLC, ADR	8,061	233,205
Yandex NV, Class A (a)	10,863	287,870
Total		2,541,113
SINGAPORE 0.5%
DBS Group Holdings Ltd.	292,000	3,955,773
SOUTH AFRICA 0.3%
Aspen Pharmacare Holdings Ltd.	18,403	489,738
AVI Ltd.	94,535	521,266
Clicks Group Ltd.	46,809	285,423
Naspers Ltd., Class N	10,318	972,906
Total		2,269,333
SOUTH KOREA 1.8%
GS Home Shopping, Inc.	5,211	1,178,738
Hotel Shilla Co., Ltd.	10,324	869,399
Hyundai Home Shopping Network Corp.	9,552	1,434,535
Hyundai Motor Co.	3,332	742,925
Kia Motors Corp.	9,775	542,339
LF Corp.	44,130	1,147,361
LG Uplus Corp.	23,160	228,099
NAVER Corp.	914	658,187
Posco ICT Co., Ltd.	20,542	170,840
Samchuly Bicycle Co., Ltd.	11,970	203,908
Samsung Electronics Co., Ltd.	2,747	3,581,981
Samsung SDI Co., Ltd.	3,591	527,326
SK Telecom Co., Ltd.	5,301	1,097,598
Suprema, Inc. (a)	20,365	505,316
Youngone Corp.	46,240	1,889,992
Total		14,778,544
SPAIN 0.3%
Iberdrola SA	372,290	2,600,559
SWEDEN 0.7%
Nordea Bank AB	156,992	2,274,909
Saab AB, Class B	106,130	3,261,157
Total		5,536,066

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 1.9%
Autoneum Holding AG	8,287	$1,752,313
Baloise Holding AG, Registered Shares	10,379	1,261,849
Credit Suisse Group AG, Registered Shares	51,584	1,635,847
Forbo Holding AG, Registered Shares	1,741	1,801,137
Georg Fischer AG, Registered Shares (a)	2,496	1,976,721
Nestlé SA, Registered Shares	26,226	2,024,834
Novartis AG, Registered Shares	13,581	1,177,400
Roche Holding AG, Genusschein Shares	15,216	4,460,548
Total		16,090,649
TAIWAN 0.7%
Airtac International Group	49,500	532,399
Cathay Financial Holding Co., Ltd.	395,000	558,524
Eclat Textile Co., Ltd.	29,000	317,962
Hermes Microvision, Inc.	13,000	539,968
Himax Technologies, Inc., ADR	19,008	165,750
MediaTek, Inc.	35,000	548,450
Merida Industry Co., Ltd.	106,000	710,667
Merry Electronics Co., Ltd.	85,000	462,162
St. Shine Optical Co., Ltd.	13,000	276,006
Taiwan Semiconductor Manufacturing Co., Ltd.	183,530	721,155
Tong Hsing Electronic Industries Ltd.	84,000	451,624
Wistron NeWeb Corp.	372,000	869,194
Total		6,153,861
THAILAND 0.2%
Advanced Information Service PCL, Foreign Registered Shares	50,600	379,389
Kasikornbank PCL, Foreign Registered Shares	115,940	706,060
PTT Global Chemical PCL, Foreign Registered Shares	205,400	443,366
Robinson Department Store PCL, Foreign Registered Shares	190,600	298,118
Total		1,826,933
TURKEY 0.1%
Arcelik AS	136,759	841,972
UNITED KINGDOM 3.4%
Amarin Corp. PLC, ADR (a)	309,033	500,633
Aviva PLC	363,605	3,226,099
Centrica PLC	165,057	919,651
Crest Nicholson Holdings PLC	198,084	1,163,868

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Delphi Automotive PLC	59,550	$3,980,322
GlaxoSmithKline PLC	57,933	1,596,325
HSBC Holdings PLC	375,723	3,832,232
Intermediate Capital Group PLC	321,928	2,411,157
Lancashire Holdings Ltd.	199,857	2,362,069
Lonmin PLC (a)	36,346	173,974
Royal Dutch Shell PLC, Class B	146,299	6,224,680
Vodafone Group PLC	210,695	796,673
Xchanging PLC	506,235	1,356,879
Total		28,544,562
UNITED STATES 35.4%
A. Schulman, Inc.	1,900	68,248
AAR Corp.	18,910	489,769
ACADIA Pharmaceuticals, Inc. (a)	6,050	121,786
Actuant Corp., Class A	16,100	545,146
Acxiom Corp. (a)	13,700	386,888
Aegerion Pharmaceuticals, Inc. (a)	5,230	231,480
Aetna, Inc.	52,934	3,782,134
Affymetrix, Inc. (a)	76,290	566,835
AK Steel Holding Corp. (a)	64,300	450,100
Align Technology, Inc. (a)	8,380	422,268
Alnylam Pharmaceuticals, Inc. (a)	2,440	120,853
Alpha & Omega Semiconductor Ltd. (a)	47,880	344,736
Altria Group, Inc.	89,850	3,603,883
American Equity Investment Life Holding Co.	12,910	301,061
Amkor Technology, Inc. (a)	46,300	368,085
Ampco-Pittsburgh Corp.	22,100	442,663
Amtrust Financial Services, Inc.	7,600	293,892
Anadarko Petroleum Corp.	25,116	2,486,986
Analogic Corp.	700	52,556
Andersons, Inc. (The)	1,300	80,977
Anixter International, Inc.	1,800	176,364
Apple, Inc. (f)	16,520	9,748,287
Applied Industrial Technologies, Inc.	12,600	603,792
Ariad Pharmaceuticals, Inc. (a)	37,258	270,866
Arkansas Best Corp.	1,900	74,898
Arrowhead Research Corp. (a)	17,790	193,911
Aspen Technology, Inc. (a)	17,010	731,260
Auspex Pharmaceuticals, Inc. (a)	22,274	477,555
Bank of America Corp.	279,270	4,228,148
Benchmark Electronics, Inc. (a)	1,310	30,366
Berkshire Hathaway, Inc., Class B (a)	44,247	5,701,226
Biogen Idec, Inc. (a)	13,161	3,778,786
BlackRock, Inc.	10,308	3,102,708
Bonanza Creek Energy, Inc. (a)	1,500	72,930

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Briggs & Stratton Corp.	25,900	$553,483
Broadcom Corp., Class A	55,181	1,700,127
Brooks Automation, Inc.	16,000	163,680
Buckle, Inc. (The)	9,710	456,273
Cal-Maine Foods, Inc.	1,169	69,707
Capella Education Co.	9,360	546,250
Capstead Mortgage Corp.	46,300	591,714
Cardinal Health, Inc.	53,124	3,692,649
Cato Corp. (The), Class A	13,696	390,199
Celldex Therapeutics, Inc. (a)	8,720	130,800
Centene Corp. (a)	1,800	119,520
Central Pacific Financial Corp.	27,260	511,670
Chesapeake Utilities Corp.	3,030	191,678
Chevron Corp.	45,351	5,692,457
Cisco Systems, Inc.	60,627	1,401,090
Citigroup, Inc.	83,466	3,998,856
Cleco Corp.	6,200	325,810
Clovis Oncology, Inc. (a)	5,680	307,118
CMS Energy Corp.	99,891	3,027,696
CNO Financial Group, Inc.	22,119	381,553
Coca-Cola Enterprises, Inc.	56,840	2,582,810
Cognizant Technology Solutions Corp., Class A (a)	11,711	561,015
Columbia Sportswear Co.	7,570	650,869
ConocoPhillips	51,726	3,843,759
Convergys Corp.	10,300	221,862
Conversant, Inc. (a)	3,960	96,782
Cousins Properties, Inc.	52,800	614,064
Cracker Barrel Old Country Store, Inc.	1,300	123,162
Credit Acceptance Corp. (a)	2,900	381,408
CSS Industries, Inc.	2,300	55,131
CSX Corp.	140,896	3,976,085
CubeSmart	17,200	319,920
CVS Caremark Corp.	53,791	3,911,681
CyrusOne, Inc.	3,500	70,000
CYS Investments, Inc.	8,500	73,100
Daktronics, Inc.	22,100	287,742
Dana Holding Corp.	28,790	609,484
Deluxe Corp.	13,240	727,538
Diamond Hill Investment Group, Inc.	2,500	296,800
Dice Holdings, Inc. (a)	15,000	114,750
Douglas Dynamics, Inc.	4,800	80,976
Dow Chemical Co. (The)	59,788	2,983,421
DuPont Fabros Technology, Inc.	25,000	605,750
DXP Enterprises, Inc. (a)	5,600	633,976
Dynamic Materials Corp.	16,600	335,320
Dynavax Technologies Corp. (a)	241,022	392,866
Dynex Capital, Inc.	52,090	446,932

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
eBay, Inc. (a)	51,926	$2,691,325
El Paso Electric Co.	14,420	545,364
EMC Corp.	103,825	2,678,685
Energy XXI Bermuda Ltd.	14,120	337,892
Engility Holdings, Inc. (a)	12,400	541,136
Ennis, Inc.	7,120	106,515
Enterprise Financial Services Corp.	12,940	231,238
Entravision Communications Corp., Class A	32,020	170,026
Exterran Holdings, Inc.	15,000	645,300
FBL Financial Group, Inc., Class A	2,000	89,420
FBR & Co. (a)	19,370	499,746
Federal Agricultural Mortgage Corp., Class C	14,320	509,506
Ferro Corp. (a)	41,200	534,776
Fidelity & Guaranty Life	19,200	411,648
First Financial Corp.	2,100	67,221
First Interstate Bancsystem, Inc.	21,100	525,179
First Merchants Corp.	27,230	577,821
Flagstar Bancorp, Inc. (a)	28,200	496,320
Flushing Financial Corp.	13,400	257,548
GAMCO Investors, Inc., Class A	5,900	447,987
General Dynamics Corp.	42,373	4,637,725
General Electric Co.	244,280	6,568,689
General Motors Co.	3,300	113,784
Gilead Sciences, Inc. (a)	72,405	5,683,068
Global Sources Ltd. (a)	10,000	88,900
Google, Inc., Class A (a)	6,010	3,214,629
Google, Inc., Class C (a)	6,010	3,165,227
Great Southern Bancorp, Inc.	2,400	68,808
Greatbatch, Inc. (a)	8,160	375,605
Green Plains Renewable Energy, Inc.	6,400	191,360
Hartford Financial Services Group, Inc. (The)	64,330	2,307,517
Home Depot, Inc. (The)	54,635	4,344,029
Home Loan Servicing Solutions Ltd.	8,970	198,685
Honeywell International, Inc.	40,469	3,759,570
Houston Wire & Cable Co.	17,900	223,034
Hyster-Yale Materials Handling, Inc.	6,500	626,535
Iconix Brand Group, Inc. (a)	16,600	705,500
iGATE Corp. (a)	16,700	611,220
Infinity Pharmaceuticals, Inc. (a)	54,280	530,316
Infoblox, Inc. (a)	4,800	94,176
Ingles Markets, Inc., Class A	2,600	59,774
Inland Real Estate Corp.	50,700	529,815
Insight Enterprises, Inc. (a)	24,670	644,380
Insmed, Inc. (a)	57,833	806,192
Intel Corp.	10,800	288,252

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Inteliquent, Inc.	18,600	$253,704
Inter Parfums, Inc.	4,680	171,241
Intercept Pharmaceuticals, Inc. (a)	310	81,877
InterMune, Inc. (a)	10,100	324,008
International Paper Co.	53,336	2,488,124
Invacare Corp.	24,400	385,520
Invesco Ltd.	76,470	2,692,509
Investment Technology Group, Inc. (a)	5,700	117,648
ITT Educational Services, Inc. (a)	8,600	232,200
IXYS Corp.	46,390	500,548
Jack in the Box, Inc. (a)	12,120	648,905
JPMorgan Chase & Co.	97,414	5,453,236
Kadant, Inc.	13,810	479,897
Keryx Biopharmaceuticals, Inc. (a)	20,110	297,025
Kimball International, Inc., Class B	21,030	352,463
Kroger Co. (The)	61,913	2,850,475
Lincoln National Corp.	45,070	2,186,346
LyondellBasell Industries NV, Class A	28,502	2,636,435
Macy’s, Inc.	54,440	3,126,489
Magellan Health Services, Inc. (a)	9,178	529,754
Maiden Holdings Ltd.	8,000	94,400
Manhattan Associates, Inc. (a)	19,100	602,223
Marathon Petroleum Corp.	41,186	3,828,239
MasterCard, Inc., Class A	47,440	3,489,212
Matrix Service Co. (a)	2,100	65,037
Matson, Inc.	23,520	557,189
Meredith Corp.	5,900	260,013
Microchip Technology, Inc.	4,700	223,438
Microsemi Corp. (a)	24,930	586,354
Microsoft Corp. (f)	177,859	7,185,504
Minerals Technologies, Inc.	10,700	636,543
Modine Manufacturing Co. (a)	17,200	283,456
Molina Healthcare, Inc. (a)	16,200	605,880
Moog, Inc., Class A (a)	10,300	674,135
National Healthcare Corp.	3,600	197,028
Nektar Therapeutics (a)	16,800	197,736
Nelnet, Inc., Class A	15,120	638,971
Novavax, Inc. (a)	73,630	322,499
NPS Pharmaceuticals, Inc. (a)	4,730	125,913
OM Group, Inc.	2,200	64,438
Orbital Sciences Corp. (a)	21,300	626,220
Orbitz Worldwide, Inc. (a)	56,760	417,186
Orthofix International NV (a)	12,900	389,580
Overstock.com, Inc. (a)	30,430	487,489
Owens & Minor, Inc.	8,440	283,078
PAREXEL International Corp. (a)	12,300	557,805
Pegasystems, Inc.	25,700	425,849

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Pennsylvania Real Estate Investment Trust	34,200	$566,010
Pharmacyclics, Inc. (a)	6,026	569,939
PharMerica Corp. (a)	2,700	73,413
Philip Morris International, Inc.	47,932	4,094,831
Pilgrim’s Pride Corp. (a)	30,350	663,451
Plexus Corp. (a)	14,000	586,880
Portland General Electric Co.	19,950	667,726
Priceline Group, Inc. (The) (a)	3,148	3,644,597
Providence Service Corp. (The) (a)	2,260	91,779
PS Business Parks, Inc.	7,020	602,105
PTC, Inc. (a)	8,000	282,960
Puma Biotechnology, Inc. (a)	1,800	135,972
Quad/Graphics, Inc.	24,170	523,280
Questar Corp.	61,224	1,486,519
Questcor Pharmaceuticals, Inc.	4,168	342,526
Ramco-Gershenson Properties Trust	4,500	74,160
Red Hat, Inc. (a)	50,590	2,461,203
Red Robin Gourmet Burgers, Inc. (a)	5,090	346,018
Renewable Energy Group, Inc. (a)	31,100	366,047
Republic Bancorp, Inc., Class A	11,010	264,350
Resolute Forest Products, Inc. (a)	32,640	582,298
REX American Resources Corp. (a)	5,900	385,624
Rite Aid Corp. (a)	10,800	78,840
RLJ Lodging Trust	26,280	700,888
RPX Corp. (a)	35,220	576,904
Ruth’s Hospitality Group, Inc.	23,860	300,397
Salesforce.com, Inc. (a)	36,763	1,898,809
Sanderson Farms, Inc.	8,410	691,891
SanDisk Corp.	1,600	135,952
Sandy Spring Bancorp, Inc.	2,700	64,935
Sanmina Corp. (a)	32,190	651,847
Scansource, Inc. (a)	14,270	548,111
Schlumberger Ltd.	40,390	4,101,604
Schweitzer-Mauduit International, Inc.	12,210	532,844
Sciclone Pharmaceuticals, Inc. (a)	13,960	66,729
ShoreTel, Inc. (a)	26,200	197,810
Simon Property Group, Inc.	22,300	3,862,360
Skywest, Inc.	36,120	418,992
Smith & Wesson Holding Corp. (a)	43,180	662,813
Southwest Gas Corp.	11,380	626,014
Sovran Self Storage, Inc.	9,300	705,870
SS&C Technologies Holdings, Inc. (a)	3,800	147,896
Starwood Hotels & Resorts Worldwide, Inc.	38,704	2,966,662
Steven Madden Ltd. (a)	17,600	626,736
Stillwater Mining Co. (a)	47,032	742,165
Stone Energy Corp. (a)	15,485	759,539

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Strategic Hotels & Resorts, Inc. (a)	6,700	$72,293
Sturm Ruger & Co., Inc.	8,420	541,827
Symetra Financial Corp.	33,030	682,400
Syntel, Inc. (a)	7,010	563,043
Take-Two Interactive Software, Inc. (a)	29,600	603,248
Tenneco, Inc. (a)	1,100	65,857
Thermo Fisher Scientific, Inc.	34,956	3,984,984
Time Warner Cable, Inc.	25,697	3,635,098
TiVo, Inc. (a)	44,150	523,619
TJX Companies, Inc. (The)	50,716	2,950,657
Travelzoo, Inc. (a)	17,530	314,488
Tredegar Corp.	1,440	29,966
Triple-S Management Corp., Class B (a)	3,500	52,430
Tyson Foods, Inc., Class A	85,766	3,599,599
U.S.A. Mobility, Inc.	21,742	372,440
Ubiquiti Networks, Inc. (a)	13,340	516,658
Ultra Clean Holdings, Inc. (a)	19,950	169,974
Ultragenyx Pharmaceutical, Inc. (a)	1,160	44,985
Union Pacific Corp.	28,160	5,362,509
United Community Banks, Inc. (a)	32,260	520,999
United States Lime & Minerals, Inc.	6,500	351,390
Usana Health Sciences, Inc. (a)	7,800	529,308
Valero Energy Corp.	68,240	3,901,281
Vertex Pharmaceuticals, Inc. (a)	10,595	717,281
VF Corp.	48,620	2,970,196
Viacom, Inc., Class B	37,022	3,146,130
VMware, Inc., Class A (a)	32,660	3,021,377
VOXX International Corp. (a)	21,800	256,150
W&T Offshore, Inc.	5,000	96,000
Warren Resources, Inc. (a)	29,300	148,551
WellCare Health Plans, Inc. (a)	7,800	526,266
WellPoint, Inc.	1,650	166,122
Wells Fargo & Co.	113,780	5,648,039
West Pharmaceutical Services, Inc.	6,170	267,655
Western Refining, Inc.	9,370	407,595
Westmoreland Coal Co. (a)	9,400	278,334
Williams Companies, Inc. (The)	82,143	3,463,970
WisdomTree Investments, Inc. (a)	19,500	220,155
World Acceptance Corp. (a)	7,350	533,610
Xilinx, Inc.	3,750	176,962
Zimmer Holdings, Inc.	38,566	3,733,189
Zions Bancorporation	94,445	2,731,349
Total		294,212,518
Total Common Stocks (Cost: $463,433,580)		$525,121,327

Issuer	Shares	Value

Preferred Stocks 0.5%
GERMANY 0.5%
Henkel AG & Co. KGaA	34,486	$3,840,448
Total Preferred Stocks (Cost: $3,114,942)		$3,840,448

Convertible Preferred Stocks 0.5%
UNITED STATES 0.5%
AMG Capital Trust II, 5.150%	3,500	$222,031
Alere, Inc., 3.000%	350	102,900
Alexandria Real Estate Equities, Inc., 7.000%	8,400	235,594
Bank of America Corp., 7.250%	400	455,300
Bunge Ltd., 4.875%	2,000	211,654
CenterPoint Energy, Inc., 3.719% (g)	4,170	221,531
Chesapeake Energy Corp., 5.000%	2,100	210,525
Chesapeake Energy Corp., 5.750% (b)	190	224,913
Crown Castle International Corp., 4.500%	2,720	270,314
Dominion Resources, Inc., 6.000%	1,900	111,701
Dominion Resources, Inc., 6.125%	1,900	111,378
Genesee & Wyoming, Inc., 5.000%	850	110,683
Health Care REIT, Inc., 6.500%	4,300	246,605
MetLife, Inc., 5.000%	6,000	182,700
NextEra Energy, Inc., 5.599%	3,500	227,496
Post Holdings, Inc., 3.750% (b)	900	108,180
Stanley Black & Decker, Inc., 6.250%	1,000	111,830
United Technologies Corp., 7.500%	2,300	152,122
Weyerhaeuser Co., 6.375%	4,000	223,960
iStar Financial, Inc., 4.500%	1,900	121,291
Total		3,862,708
Total Convertible Preferred Stocks (Cost: $3,356,020)		$3,862,708

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(h) 7.4%
AUSTRALIA —%
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	$218,000	$239,800
BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%	102,000	107,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
CANADA 0.3%
Bombardier, Inc. (b)
Senior Notes
01/15/16	4.250%	$106,000	$110,108
Senior Unsecured
04/15/19	4.750%	98,000	99,715
10/15/22	6.000%	113,000	114,977
03/15/20	7.750%	53,000	60,420
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	62,000	63,395
Catamaran Corp.
03/15/21	4.750%	43,000	43,323
Cogeco Cable, Inc. (b)
05/01/20	4.875%	43,000	43,215
Kodiak Oil & Gas Corp.
12/01/19	8.125%	237,000	263,070
01/15/21	5.500%	214,000	220,420
02/01/22	5.500%	396,000	405,900
MDC Partners, Inc. (b)
04/01/20	6.750%	240,000	253,800
MEG Energy Corp. (b)
03/31/24	7.000%	111,000	117,660
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	77,000	82,390
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,458
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	149,000	149,745
Valeant Pharmaceuticals International, Inc. (b)
07/15/21	7.500%	207,000	230,805
08/15/18	6.750%	145,000	156,962
12/01/21	5.625%	108,000	112,320
Videotron Ltd.
07/15/22	5.000%	143,000	144,072
Videotron Ltd. (b)
06/15/24	5.375%	42,000	42,315
Total			2,721,070
FRANCE 0.1%
Numericable Group SA Senior Secured (b)(i)
05/15/22	6.000%	470,000	481,162

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
GERMANY —%
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	$165,000	$167,888
GUATEMALA 0.1%
Agromercantil Senior Trust (b)
04/10/19	6.250%	104,000	105,950
Comcel Trust (b)
02/06/24	6.875%	300,000	313,875
Total			419,825
IRELAND —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/19	6.250%	119,000	124,058
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	190,000	192,850
Total			316,908
ITALY 0.1%
Wind Acquisition Finance SA (b)
04/23/21	7.375%	217,000	222,968
Senior Secured
04/30/20	6.500%	255,000	273,487
Total			496,455
LUXEMBOURG 0.2%
Altice SA (b)(i)
05/15/22	7.750%	102,000	106,335
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	341,000	364,870
02/25/22	6.750%	6,000	6,656
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	99,000	101,227
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	238,000	258,230
INEOS Group Holdings SA (b)
02/15/19	5.875%	155,000	158,100
Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000	140,400
Intelsat Luxembourg SA
06/01/21	7.750%	78,000	81,315
06/01/23	8.125%	225,000	236,250
Total			1,453,383

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
MACAU —%
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	$232,000		$235,480
NETHERLANDS 0.1%
Constellium NV Senior Unsecured (b)(i)
05/15/24	5.750%		41,000	41,923
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%		65,000	68,900
NXP BV/Funding LLC (b)
06/01/18	3.750%		119,000	118,851
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%		141,000	152,999
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%		153,000	172,125
Schaeffler Holding Finance BV Senior Secured PIK (b)
08/15/18	6.875%		194,000	206,125
Total				760,923
RUSSIAN FEDERATION 0.1%
Lukoil International Finance BV (b)
11/09/20	6.125%		650,000	654,016
Sibur Securities Ltd. (b)
01/31/18	3.914%		500,000	442,500
Total				1,096,516
SUPRA-NATIONAL —%
European Investment Bank Senior Unsecured
01/18/27	2.150%	JPY	2,500,000	27,767
SWEDEN —%
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%		249,000	273,900
UKRAINE 0.1%
MHP SA (b)
04/02/20	8.250%		710,000	585,892

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED KINGDOM 0.1%
Afren PLC Senior Secured (b)
12/09/20	6.625%	$300,000	$304,639
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	174,000	190,747
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	60,000	62,625
Tullow Oil PLC Senior Unsecured (b)
04/15/22	6.250%	400,000	404,000
Total			962,011
UNITED STATES 6.2%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	162,000	159,570
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	115,000	101,488
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	87,000	99,615
AMC Entertainment, Inc.
12/01/20	9.750%	59,000	67,850
AMC Networks, Inc.
12/15/22	4.750%	131,000	130,673
07/15/21	7.750%	287,000	321,081
APX Group, Inc.
12/01/20	8.750%	110,000	112,200
Senior Secured
12/01/19	6.375%	303,000	308,302
ARAMARK Corp.
03/15/20	5.750%	129,000	135,289
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	257,000	260,212
03/15/24	4.875%	143,000	142,285
Activision Blizzard, Inc. (b)
09/15/21	5.625%	433,000	461,686
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	290,000	308,850
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	84,000	84,420
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	235,000	249,100
Alliance Data Systems Corp. (b)
12/01/17	5.250%	168,000	177,240
04/01/20	6.375%	96,000	102,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	$133,000	$140,980
Allison Transmission, Inc. (b)
05/15/19	7.125%	188,000	203,040
Ally Financial, Inc.
09/15/20	7.500%	102,000	120,870
03/15/20	8.000%	514,000	621,297
02/15/17	5.500%	123,000	133,763
Alphabet Holding Co., Inc. Senior Unsecured PIK
11/01/17	7.750%	86,000	89,010
American Axle & Manufacturing, Inc.
03/15/21	6.250%	111,000	117,383
02/15/19	5.125%	85,000	89,038
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	240,000	248,400
Amsted Industries, Inc. (b)
03/15/22	5.000%	127,000	126,683
Amsurg Corp.
11/30/20	5.625%	80,000	82,600
Ancestry.com, Inc. Senior Unsecured PIK (b)
10/15/18	9.625%	130,000	136,175
Antero Resources Corp. (b)(i)
12/01/22	5.125%	116,000	117,015
Antero Resources Finance Corp.
08/01/19	7.250%	23,000	24,592
Antero Resources Finance Corp. (b)
11/01/21	5.375%	88,000	89,980
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	109,000	108,728
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	150,000	154,125
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	72,000	78,300
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	259,000	279,720
Athlon Holdings LP/Finance Corp. (b)(i)
05/01/22	6.000%	124,000	125,550
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	282,000	300,330
Audatex North America, Inc. (b)
06/15/21	6.000%	138,000	148,005
11/01/23	6.125%	64,000	68,400
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	292,000	332,442

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
AutoNation, Inc.
02/01/20	5.500%	$74,000	$80,475
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	68,000	77,520
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (b)
05/01/21	7.375%	199,000	218,651
B&G Foods, Inc.
06/01/21	4.625%	238,000	236,810
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	47,000	47,999
06/15/17	6.000%	10,000	10,300
Biomet, Inc.
08/01/20	6.500%	44,000	48,125
Boyd Gaming Corp.
07/01/20	9.000%	30,000	33,075
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	134,000	143,380
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	174,000	192,270
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	37,000	37,879
CBRE Services, Inc.
03/15/23	5.000%	74,000	74,555
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	31,000	31,775
02/15/24	5.625%	31,000	31,853
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	106,000	106,000
04/30/20	8.125%	181,000	198,195
04/30/21	6.500%	72,000	76,860
CHS/Community Health Systems, Inc.
11/15/19	8.000%	135,000	147,656
Senior Secured
08/15/18	5.125%	219,000	230,224
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	354,000	366,832
Senior Secured
08/01/21	5.125%	44,000	44,880
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	253,000	271,342
08/01/23	5.000%	60,000	60,300
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	144,000	160,200
Senior Unsecured
02/15/19	5.500%	190,000	204,250
CONSOL Energy, Inc.
03/01/21	6.375%	8,000	8,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
CONSOL Energy, Inc. (b)
04/15/22	5.875%	$87,000	$89,610
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	212,000	252,810
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	109,000	121,263
Cablevision Systems Corp.
Senior Unsecured
09/15/22	5.875%	91,000	92,138
04/15/20	8.000%	36,000	41,580
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	182,000	192,920
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	25,000	25,906
Cardtronics, Inc.
09/01/18	8.250%	220,000	233,750
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	256,000	273,920
Case New Holland Industrial, Inc.
12/01/17	7.875%	521,000	612,175
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	126,000	127,890
Celanese U.S. Holdings LLC
06/15/21	5.875%	136,000	148,920
Centene Corp.
Senior Unsecured
05/15/22	4.750%	54,000	54,270
Centene Corp. (i)
Senior Unsecured
05/15/22	4.750%	21,000	21,105
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	68,000	71,485
06/15/21	6.450%	380,000	409,450
12/01/23	6.750%	115,000	123,338
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	165,000	172,837
Chesapeake Energy Corp.
03/15/23	5.750%	91,000	96,688
02/15/21	6.125%	205,000	224,475
08/15/20	6.625%	656,000	736,196
Choice Hotels International, Inc.
07/01/22	5.750%	73,000	77,106
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	111,000	124,736
06/15/19	8.000%	305,000	333,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
Cinemark USA, Inc.
12/15/22	5.125%	$75,000	$75,000
Clean Harbors, Inc.
08/01/20	5.250%	124,000	127,100
Clear Channel Communications, Inc. PIK (g)
02/01/21	14.000%	121,000	124,025
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	353,000	375,062
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	261,000	281,227
11/15/22	6.500%	131,000	139,515
11/15/22	6.500%	356,000	380,920
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	74,175
Comstock Resources, Inc.
06/15/20	9.500%	293,000	334,752
Concho Resources, Inc.
04/01/23	5.500%	253,000	263,436
01/15/22	6.500%	26,000	28,470
10/01/22	5.500%	281,000	294,699
01/15/21	7.000%	53,000	58,830
Continental Resources, Inc.
04/01/21	7.125%	318,000	360,135
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	65,000	67,925
Crown Castle International Corp.
Senior Unsecured
01/15/23	5.250%	260,000	267,150
04/15/22	4.875%	152,000	154,280
CyrusOne LP/Finance Corp.
11/15/22	6.375%	176,000	187,000
D.R. Horton, Inc.
03/01/19	3.750%	155,000	154,612
DISH DBS Corp.
09/01/19	7.875%	184,000	218,270
06/01/21	6.750%	221,000	249,730
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	176,811
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	156,000	169,650
Darling International, Inc. (b)
01/15/22	5.375%	177,000	181,867
Delphi Corp.
05/15/21	6.125%	275,000	306,281
Diamond Foods, Inc. (b)
03/15/19	7.000%	40,000	41,400
DuPont Fabros Technology LP
09/15/21	5.875%	67,000	69,848

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$177,000	$192,266
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	165,000	183,769
EXCO Resources, Inc.
04/15/22	8.500%	89,000	91,448
El Paso LLC
Senior Secured
09/15/20	6.500%	316,000	348,710
01/15/32	7.750%	7,000	7,564
Emdeon, Inc.
12/31/19	11.000%	116,000	134,270
Entegris, Inc. (b)
04/01/22	6.000%	83,000	84,038
Equinix, Inc.
Senior Unsecured
07/15/21	7.000%	74,000	82,603
04/01/20	4.875%	218,000	222,360
First Data Corp.
01/15/21	12.625%	304,000	364,800
08/15/21	11.750%	28,000	29,820
First Data Corp. (b)
Secured
01/15/21	8.250%	231,000	248,902
Senior Secured
11/01/20	6.750%	46,000	49,565
08/15/20	8.875%	407,000	451,261
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	128,000	131,840
Senior Secured
05/01/19	6.750%	170,000	174,675
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	36,000	39,150
01/31/22	5.875%	134,000	142,710
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	16,000	17,960
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	219,000	258,967
04/15/24	7.625%	20,000	20,750
04/15/22	8.750%	70,000	79,800
GLP Capital LP/Financing II Inc. (b)
11/01/23	5.375%	150,000	154,500
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	272,000	279,140
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%	150,000	155,062
Gibraltar Industries, Inc.
02/01/21	6.250%	50,000	53,000
Goodman Networks, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
Senior Secured
07/01/18	12.125%	$57,000	$62,985
Goodman Networks, Inc. (b)
Senior Secured
07/01/18	12.375%	84,000	92,610
Graphic Packaging International, Inc.
04/15/21	4.750%	119,000	118,405
H&E Equipment Services, Inc.
09/01/22	7.000%	24,000	26,400
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	302,000	318,987
HCA, Inc.
02/15/22	7.500%	379,000	432,249
Senior Secured
02/15/20	6.500%	106,000	118,190
03/15/19	3.750%	27,000	27,203
HD Supply, Inc.
07/15/20	7.500%	175,000	189,437
Secured
04/15/20	11.000%	85,000	100,300
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	292,000	311,710
Halcon Resources Corp.
05/15/21	8.875%	70,000	72,538
07/15/20	9.750%	12,000	12,840
Halcon Resources Corp. (b)
07/15/20	9.750%	56,000	59,850
Hertz Corp. (The)
01/15/21	7.375%	179,000	197,124
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	544,000	592,960
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	321,000	335,445
Hughes Satellite Systems Corp.
06/15/21	7.625%	238,000	268,345
Senior Secured
06/15/19	6.500%	56,000	61,600
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	103,000	110,210
Huntsman International LLC
11/15/20	4.875%	76,000	76,950
03/15/21	8.625%	19,000	21,185
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	107,000	112,885
Icahn Enterprises LP/Finance Corp. (b)
02/01/22	5.875%	169,000	171,535
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	118,000	140,420
12/15/20	8.250%	300,000	361,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
05/15/19	6.250%	$138,000	$152,317
Iron Mountain, Inc.
08/15/23	6.000%	90,000	95,625
J. Crew Group, Inc. Senior Unsecured PIK (b)
05/01/19	7.750%	93,000	96,255
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	110,000	126,225
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	41,000	45,305
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	123,000	127,766
KB Home
05/15/19	4.750%	85,000	84,788
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	88,000	100,540
L Brands, Inc.
04/01/21	6.625%	99,000	110,756
Lamar Media Corp. (b)
01/15/24	5.375%	41,000	42,486
Laredo Petroleum, Inc.
02/15/19	9.500%	287,000	315,700
05/01/22	7.375%	115,000	126,788
Laredo Petroleum, Inc. (b)
01/15/22	5.625%	148,000	150,590
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	208,000	234,520
Level 3 Financing, Inc.
07/15/20	8.625%	50,000	56,000
07/01/19	8.125%	355,000	388,281
06/01/20	7.000%	19,000	20,473
Level 3 Financing, Inc. (b)
01/15/21	6.125%	88,000	92,400
Level 3 Financing, Inc. (b)(g)
01/15/18	3.846%	44,000	44,660
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	7,000	7,215
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%	123,000	127,920
MGM Resorts International
03/01/18	11.375%	290,000	376,275
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	162,000	167,265
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	200,000	207,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
07/15/23	4.500%	$64,000	$62,400
06/15/22	6.250%	222,000	239,205
Mediacom Broadband LLC/Corp. Senior Unsecured (b)
04/15/21	5.500%	22,000	21,945
Meritage Homes Corp.
04/01/22	7.000%	97,000	106,336
03/01/18	4.500%	157,000	160,532
04/15/20	7.150%	37,000	41,070
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (b)
08/01/18	7.500%	114,000	116,850
Michaels Stores, Inc. (b)
12/15/20	5.875%	52,000	52,780
Monitronics International, Inc.
04/01/20	9.125%	151,000	160,815
NCR Corp. (b)
Senior Unsecured
12/15/21	5.875%	47,000	49,703
12/15/23	6.375%	250,000	266,875
NRG Energy, Inc. (b)
07/15/22	6.250%	337,000	347,952
National Financial Partners Corp. Senior Unsecured (b)
07/15/21	9.000%	68,000	73,270
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	350,000	364,000
Neiman Marcus Group Ltd. LLC PIK (b)
10/15/21	8.750%	47,000	51,935
Neiman Marcus Group Ltd. LLC (b)
10/15/21	8.000%	56,000	61,320
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	181,000	188,466
Nielsen Finance LLC/Co.
10/01/20	4.500%	401,000	404,007
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	16,000	16,040
Nortek, Inc.
12/01/18	10.000%	29,000	31,610
04/15/21	8.500%	157,000	173,092
Nuance Communications, Inc. (b)
08/15/20	5.375%	308,000	309,540
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/20	9.500%	209,000	249,232
10/15/17	9.125%	43,000	47,085
Oasis Petroleum, Inc.
01/15/23	6.875%	71,000	76,858
02/01/19	7.250%	200,000	213,500
11/01/21	6.500%	361,000	386,270
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	65,000	70,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
Oil States International, Inc.
01/15/23	5.125%	$116,000	$129,920
PAETEC Holding Corp.
12/01/18	9.875%	203,000	221,270
PNK Finance Corp. (b)
08/01/21	6.375%	217,000	227,850
PQ Corp. Secured (b)
05/01/18	8.750%	692,000	754,280
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	150,000	145,875
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	264,000	275,880
Peabody Energy Corp.
11/15/18	6.000%	62,000	65,875
11/15/21	6.250%	175,000	177,625
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	77,000	74,305
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	165,000	183,562
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	232,000	241,280
Provident Funding Associates LP/Finance Corp. Senior Notes (b)
02/15/19	10.125%	37,000	40,515
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	200,000	204,500
QEP Resources, Inc.
Senior Unsecured
05/01/23	5.250%	50,000	49,500
03/01/21	6.875%	125,000	138,125
10/01/22	5.375%	26,000	26,065
Quiksilver Inc./QS Wholesale Inc. Senior Secured (b)
08/01/18	7.875%	25,000	27,125
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	33,000	35,805
Range Resources Corp.
05/15/19	8.000%	213,000	222,585
Regency Energy Partners LP/Finance Corp.
04/15/23	5.500%	34,000	34,425
07/15/21	6.500%	251,000	269,825
11/01/23	4.500%	100,000	94,250
03/01/22	5.875%	89,000	93,228
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	310,000	344,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
Senior Secured
02/15/21	6.875%	$157,000	$168,971
08/15/19	7.875%	129,000	141,577
Rice Energy, Inc. (b)
05/01/22	6.250%	99,000	99,124
Rite Aid Corp.
06/15/21	6.750%	5,000	5,438
03/15/20	9.250%	49,000	55,860
Senior Unsecured
02/15/27	7.700%	62,000	68,200
SBA Telecommunications, Inc.
08/15/19	8.250%	49,000	51,744
07/15/20	5.750%	451,000	473,550
SM Energy Co.
Senior Unsecured
01/01/23	6.500%	13,000	14,008
11/15/21	6.500%	276,000	296,700
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	70,000	68,600
STHI Holding Corp. Secured (b)
03/15/18	8.000%	140,000	148,400
Sabine Pass Liquefaction LLC Senior Secured (b)
03/15/22	6.250%	74,000	77,608
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	237,000	259,219
SandRidge Energy, Inc.
10/15/22	8.125%	84,000	90,930
02/15/23	7.500%	28,000	29,610
Seneca Gaming Corp. (b)
12/01/18	8.250%	179,000	191,530
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	250,000	274,687
Service Corp. International Senior Unsecured
01/15/22	5.375%	75,000	76,500
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	126,000	138,285
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	190,000	191,900
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,063
Spectrum Brands, Inc.
03/15/20	6.750%	224,000	241,640
11/15/20	6.375%	143,000	154,797
11/15/22	6.625%	78,000	85,215

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
Springleaf Finance Corp.
12/15/17	6.900%	$69,000	$75,728
10/01/21	7.750%	102,000	112,838
10/01/23	8.250%	73,000	81,395
06/01/20	6.000%	71,000	71,888
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	178,000	185,120
Sprint Communications, Inc.
Senior Unsecured
11/15/22	6.000%	115,000	115,863
08/15/17	8.375%	61,000	71,675
Sprint Communications, Inc. (b)
03/01/20	7.000%	158,000	182,292
11/15/18	9.000%	500,000	611,250
Sprint Corp. (b)
09/15/21	7.250%	192,000	209,280
09/15/23	7.875%	192,000	211,680
Standard Pacific Corp.
12/15/21	6.250%	85,000	90,950
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	157,000	153,860
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	265,000	302,762
T-Mobile USA, Inc.
04/28/21	6.633%	222,000	239,760
04/28/23	6.836%	52,000	55,965
04/28/20	6.542%	51,000	54,825
04/28/22	6.731%	23,000	24,811
01/15/22	6.125%	73,000	76,741
01/15/24	6.500%	73,000	76,559
04/01/23	6.625%	161,000	172,270
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (b)
03/01/24	5.625%	3,000	2,948
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	34,000	37,315
04/15/21	5.250%	139,000	140,390
04/15/20	7.750%	112,000	122,920
Tempur Sealy International, Inc.
12/15/20	6.875%	111,000	120,990
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	165,000	165,825
Senior Unsecured
04/01/22	8.125%	382,000	424,020
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	95,000	99,988
Titan International, Inc. Senior Secured (b)
10/01/20	6.875%	82,000	86,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
UNITED STATES (CONTINUED)
TransDigm, Inc.
10/15/20	5.500%	$14,000	$14,140
07/15/21	7.500%	128,000	140,800
TreeHouse Foods, Inc.
03/15/22	4.875%	39,000	39,488
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	81,000	67,129
USG Corp. (b)
11/01/21	5.875%	44,000	46,750
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	44,000	46,530
United Rentals North America, Inc.
04/15/22	7.625%	129,000	145,125
05/15/20	7.375%	87,000	96,353
06/15/23	6.125%	109,000	117,175
11/15/24	5.750%	96,000	99,600
United Surgical Partners International, Inc.
04/01/20	9.000%	109,000	121,671
Univision Communications, Inc. (b)
05/15/21	8.500%	114,000	125,400
Senior Secured
09/15/22	6.750%	120,000	132,000
11/01/20	7.875%	200,000	219,750
05/15/23	5.125%	145,000	147,900
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	298,000	320,350
VeriSign, Inc.
05/01/23	4.625%	120,000	114,900
Visteon Corp.
04/15/19	6.750%	194,000	203,954
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	5,000	5,350
Whiting Petroleum Corp.
03/15/21	5.750%	285,000	305,662
10/01/18	6.500%	7,000	7,385
William Carter Co. (The) (b)
08/15/21	5.250%	30,000	31,050
Windstream Corp.
08/01/23	6.375%	112,000	108,920
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	147,000	170,152
Senior Secured
01/01/20	8.125%	151,000	165,722
Total			51,057,117
Total Corporate Bonds & Notes (Cost: $58,533,143)			$61,403,962

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds(h) 2.0%
CHINA 0.1%
Ctrip.com International Ltd. Senior Unsecured (b)
10/15/18	1.250%		$120,000	$117,825
NQ Mobile, Inc. Senior Unsecured (b)
10/15/18	4.000%		105,000	77,306
Vipshop Holdings Ltd. Senior Unsecured
03/15/19	1.500%		87,000	87,327
YY, Inc. Senior Unsecured (b)
04/01/19	2.250%		110,000	95,151
Total				377,609
IRELAND —%
Corsicanto Ltd.
01/15/32	3.500%		123,000	88,548
MARSHALL ISLANDS —%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%		98,000	96,407
MEXICO —%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%		140,000	206,325
NETHERLANDS —%
Volkswagen International Finance NV (b)
11/09/15	5.500%	EUR	100,000	165,823
UNITED STATES 1.9%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%		$109,000	$157,846
AirTran Holdings, Inc. Senior Unsecured
11/01/16	5.250%		95,000	187,209
Akamai Technologies, Inc. Senior Unsecured (b)(j)
02/15/19	0.000%		171,000	165,442
Akorn, Inc. Senior Unsecured
06/01/16	3.500%		39,000	113,319
Alpha Natural Resources, Inc.
12/31/20	4.875%		110,000	89,513

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (h) (continued)
UNITED STATES (CONTINUED)
American Energy - Utica LLC PIK (b)
03/01/21	3.500%	$120,000	$121,248
American Residential Properties LP (b)
11/15/18	3.250%	113,000	119,981
Ares Capital Corp. Senior Unsecured (b)
01/15/19	4.375%	190,000	201,704
BioMarin Pharmaceutical, Inc. Senior Subordinated Notes
10/15/20	1.500%	100,000	103,000
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	205,000	225,730
Bottomline Technologies de, Inc. Senior Unsecured
12/01/17	1.500%	90,000	109,181
Brookdale Senior Living, Inc. Senior Unsecured
06/15/18	2.750%	160,000	209,200
Cardtronics, Inc. Senior Unsecured (b)
12/01/20	1.000%	130,000	120,413
Ciena Corp. Senior Unsecured (b)
10/15/18	3.750%	153,000	197,829
Citrix Systems, Inc. Senior Unsecured (b)
04/15/19	0.500%	110,000	109,863
Clean Energy Fuels Corp. Senior Unsecured (b)
10/01/18	5.250%	140,000	123,842
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	183,000	171,837
Concur Technologies, Inc. Senior Unsecured (b)
06/15/18	0.500%	153,000	163,029
Cornerstone OnDemand, Inc. Senior Unsecured (b)
07/01/18	1.500%	103,000	105,865
Cubist Pharmaceuticals, Inc. Senior Unsecured (b)
09/01/20	1.875%	300,000	344,475
DFC Global Corp. Senior Unsecured
04/15/17	3.250%	139,000	133,756
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	315,000	235,856

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (h) (continued)
UNITED STATES (CONTINUED)
Encore Capital Group, Inc. (b)
03/15/21	2.875%	$120,000	$115,176
Endeavour International Corp.
07/15/16	5.500%	110,000	76,450
Energy XXI Bermuda Ltd. Senior Unsecured (b)
12/15/18	3.000%	115,000	113,131
Equinix, Inc. Subordinated Notes
06/15/16	4.750%	76,000	173,992
Finisar Corp. Senior Unsecured (b)
12/15/33	0.500%	99,000	113,009
Forest City Enterprises, Inc. Senior Unsecured (b)
08/15/20	3.625%	210,000	217,413
GT Advanced Technologies, Inc. Senior Unsecured
12/15/20	3.000%	140,000	221,270
General Cable Corp. Subordinated Notes (g)
11/15/29	4.500%	110,000	110,138
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	130,000	449,112
Greenbrier Companies, Inc. (The) Senior Unsecured
04/01/18	3.500%	72,000	111,150
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	132,000	152,543
Hologic, Inc. Senior Unsecured (g)
12/15/37	2.000%	190,000	213,869
Horsehead Holding Corp. Senior Unsecured
07/01/17	3.800%	83,000	103,752
Iconix Brand Group, Inc. Senior Subordinated Notes
03/15/18	1.500%	121,000	175,450
Incyte Corp., Ltd. Senior Unsecured (b)
11/15/20	1.250%	180,000	220,050
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	171,000	214,605
Ixia Senior Notes
12/15/15	3.000%	57,000	59,743

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (h) (continued)
UNITED STATES (CONTINUED)
James River Coal Co. (b)(d)(k)
06/01/18	10.000%	$164,000	$16,708
Jarden Corp.
09/15/18	1.875%	103,000	139,565
Jarden Corp. (b)
03/15/34	1.125%	190,000	189,169
L-3 Communications Holdings, Inc.
08/01/35	3.000%	170,000	221,319
Liberty Interactive LLC Senior Unsecured
03/30/43	0.750%	95,000	122,906
Liberty Media Corp. Senior Unsecured (b)
10/15/23	1.375%	225,000	218,436
MGIC Investment Corp. Senior Unsecured
04/01/20	2.000%	80,000	114,100
MGM Resorts International
04/15/15	4.250%	171,000	243,996
Medicines Co. (The) Senior Unsecured
06/01/17	1.375%	100,000	118,000
Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	112,000	134,540
Meritage Homes Corp.
09/15/32	1.875%	166,000	171,084
Micron Technology, Inc. Senior Unsecured
02/15/33	2.125%	200,000	490,875
Molina Healthcare, Inc. Senior Notes
01/15/20	1.125%	105,000	118,584
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	130,000	102,619
Mylan, Inc.
09/15/15	3.750%	70,000	267,181
NRG Yield, Inc. (b)
02/01/19	3.500%	100,000	106,259
National Health Investors, Inc. Senior Unsecured
04/01/21	3.250%	110,000	109,931
Navistar International Corp. Senior Subordinated Notes (b)
04/15/19	4.750%	225,000	234,000
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	78,000	103,746

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (h) (continued)
UNITED STATES (CONTINUED)
Novellus Systems, Inc.
05/15/41	2.625%	$112,000	$197,398
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	222,000	223,110
Omnicare, Inc.
04/01/42	3.750%	136,000	203,169
PDL BioPharma, Inc Senior Unsecured
02/01/18	4.000%	210,000	224,437
Pacira Pharmaceuticals, Inc. Senior Unsecured
02/01/19	3.250%	42,000	118,444
Powerwave Technologies, Inc. Subordinated Notes (k)
10/01/27	3.875%	100,000	10
Priceline Group, Inc. (The) Senior Unsecured
03/15/18	1.000%	300,000	419,437
Proofpoint, Inc. Senior Unsecured (b)
12/15/18	1.250%	113,000	111,555
Radian Group, Inc. Senior Unsecured
03/01/19	2.250%	110,000	159,087
Rambus, Inc. Senior Unsecured (b)
08/15/18	1.125%	120,000	144,402
Regeneron Pharmaceuticals, Inc. Senior Unsecured
10/01/16	1.875%	48,000	169,369
Royal Gold, Inc. Senior Unsecured
06/15/19	2.875%	161,000	166,622
SBA Communications Corp. Senior Unsecured
10/01/14	4.000%	52,000	152,945
Salesforce.com, Inc.
Senior Unsecured
04/01/18	0.250%	296,000	324,860
01/15/15	0.750%	24,000	57,840
Salix Pharmaceuticals Ltd. Senior Notes
03/15/19	1.500%	142,000	251,872
SanDisk Corp. Senior Unsecured
08/15/17	1.500%	100,000	170,250
ServiceNow, Inc. Senior Unsecured (b)(j)
11/01/18	0.000%	115,000	115,144

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (h) (continued)
UNITED STATES (CONTINUED)
ShengdaTech, Inc. Senior Notes (b)(d)(e)(k)
12/15/15	6.500%	$180,000	$1,800
Shutterfly, Inc. Senior Unsecured (b)
05/15/18	0.250%	91,000	89,503
Starwood Property Trust, Inc. Senior Unsecured
01/15/19	4.000%	193,000	222,794
Stone Energy Corp.
03/01/17	1.750%	130,000	172,250
SunEdison, Inc. Senior Unsecured (b)
01/01/21	2.750%	200,000	304,468
SunPower Corp. Senior Unsecured (b)
06/01/18	0.750%	124,000	182,766
Take-Two Interactive Software, Inc. Senior Unsecured
07/01/18	1.000%	155,000	180,962
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	100,000	170,562
Tesla Motors, Inc. Senior Unsecured
03/01/19	0.250%	240,000	222,300
Theravance, Inc. Subordinated Notes
01/15/23	2.125%	90,000	104,567
TiVo, Inc. Senior Unsecured (b)
03/15/16	4.000%	126,000	158,524
United Airlines, Inc. Senior Unsecured
01/15/15	4.500%	58,000	126,658
United States Steel Corp. Senior Unsecured
04/01/19	2.750%	179,000	225,204
Vantage Drilling Co. Senior Unsecured (b)
07/15/43	5.500%	92,000	95,680
Vector Group Ltd.
Senior Unsecured
04/15/20	1.750%	50,000	52,130
Vector Group Ltd. (g)
Senior Unsecured
01/15/19	2.500%	125,000	165,812
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	72,000	98,195

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (h) (continued)
UNITED STATES (CONTINUED)
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	$184,000	$170,660
Workday, Inc. Senior Unsecured (b)
07/15/20	1.500%	90,000	105,356
XPO Logistics, Inc. Senior Unsecured
10/01/17	4.500%	66,000	116,246
Total			15,750,397
Total Convertible Bonds (Cost: $14,593,855)			$16,685,109

Residential Mortgage-Backed Securities - Agency 3.7%
Federal Home Loan Mortgage Corp. (g)(l)(m)
CMO IO Series 2957 Class SW
04/15/35	5.848%	284,089	47,758
CMO IO Series 3122 Class IS
03/15/36	6.548%	648,828	110,052
CMO IO Series 318 Class S1
11/15/43	5.798%	296,844	66,806
CMO IO Series 3280 Class SI
02/15/37	6.288%	378,377	55,816
CMO IO Series 3761 Class KS
06/15/40	5.848%	387,191	50,748
CMO IO Series 4094 Class SY
08/15/42	5.928%	385,761	84,796
Federal Home Loan Mortgage Corp. (i)(l)
05/12/44	4.000%	2,000,000	2,092,578
Federal Home Loan Mortgage Corp. (l)(m)
CMO IO Series 304 Class C23
02/15/42	3.500%	619,424	140,338
CMO IO Series 4098 Class AI
05/15/39	3.500%	289,151	51,736
CMO IO Series 4120 Class AI
11/15/39	3.500%	222,737	35,253
CMO IO Series 4121 Class IA
01/15/41	3.500%	230,786	49,897
CMO IO Series 4121 Class MI
10/15/42	4.000%	230,592	60,239
CMO IO Series 4122 Class JI
12/15/40	4.000%	226,953	49,125
CMO IO Series 4139 Class CI
05/15/42	3.500%	92,310	17,184
CMO IO Series 4147 Class CI
01/15/41	3.500%	346,370	65,656
CMO IO Series 4177 Class IY
03/15/43	4.000%	467,552	118,801
CMO IO Series 4213 Class DI
06/15/38	3.500%	470,105	74,881
Federal National Mortgage Association (g)(l)(m)
CMO IO Series 2003-117 Class KS
08/25/33	6.948%	96,552	7,888

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2006-5 Class N1
08/25/34	2.015%	$379,351	$18,933
CMO IO Series 2006-5 Class N2
02/25/35	2.006%	422,183	27,815
CMO IO Series 2007-54 Class DI
06/25/37	5.948%	653,525	123,022
CMO IO Series 2010-135 Class MS
12/25/40	5.798%	266,130	48,749
CMO IO Series 2012-80 Class DS
06/25/39	6.498%	226,058	52,045
CMO IO Series 2013-13 Class SA
03/25/43	5.998%	230,226	54,076
Federal National Mortgage Association (i)(l)
05/14/29-05/12/44	3.000%	6,500,000	6,534,961
05/14/29-05/12/44	3.500%	8,500,000	8,760,548
05/12/44	4.500%	5,000,000	5,367,969
05/12/44	5.000%	1,000,000	1,096,563
05/12/44	4.000%	2,750,000	2,881,162
Federal National Mortgage Association (l)(m)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	230,391	53,332
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	681,709	122,657
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	338,245	55,669
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	230,197	43,884
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	221,892	38,291
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	473,995	85,491
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	278,102	50,229
Government National Mortgage Association (i)(l)
05/20/44	4.000%	1,000,000	1,058,359
Government National Mortgage Association (l)
01/15/39	5.000%	826,894	908,916
Government National Mortgage Association (l)(m)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	225,092	30,663
Total Residential Mortgage-Backed Securities - Agency (Cost: $30,455,662)			$30,592,886

Residential Mortgage-Backed Securities - Non-Agency 0.7%
BCAP LLC Trust (b)(g)(l)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	871,578	890,522
Series 2012-RR10 Class 2A1
09/26/36	2.615%	152,296	154,231
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (b)(l)
08/27/37	6.000%	182,219	191,519

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc. (b)(g)(l)
CMO Series 2010-7 Class 3A4
12/25/35	6.225%	$175,000	$175,433
CMO Series 2012-7 Class 12A1
03/25/36	2.613%	195,359	198,122
CMO Series 2013-2 Class 1A1
11/25/37	5.958%	115,889	119,309
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	90,604	88,542
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	243,680	243,985
Credit Suisse Mortgage Capital Certificates (b)(l)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	1,000,000	1,005,430
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,000,000	1,015,795
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(g)(l)
11/26/36	0.312%	455,170	416,511
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(g)(l)
05/28/52	3.422%	49,729	49,587
RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2 (b)(g)(l)
12/27/35	5.253%	100,000	94,379
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(g)(l)
08/26/52	2.734%	52,414	52,653
Springleaf Mortgage Loan Trust Series 2013-2A Class M4 (b)(g)(l)
12/25/65	5.000%	250,000	254,184
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (b)(g)(l)
03/25/34	3.466%	245,467	246,940
VOLT NPL X LLC CMO Series 2013-NPL4 Class A1 (b)(g)(l)
11/25/53	3.960%	449,261	451,911
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,583,565)			$5,649,053

Commercial Mortgage-Backed Securities - Non-Agency 0.1%
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(g)(l)
05/12/35	5.254%	58,466	60,390
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class ASB (g)(l)
12/15/44	5.395%	31,723	32,179

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(l)
10/05/25	1.500%	$101,404	$101,431
ORES LLC Series 2014-LV3 Class A (b)(l)
03/27/24	3.000%	193,613	193,632
ORES NPL LLC Series 2013-LV2 Class A (b)(l)
09/25/25	3.081%	728,422	728,515
SMA Issuer I LLC Series 2012-LV1 Class A (b)(l)
08/20/25	3.500%	19,368	19,371
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $1,133,259)			$1,135,518

Asset-Backed Securities - Non-Agency 0.1%
Carlyle Global Market Strategies CLO Series 2013-1A Class B (b)(g)
02/14/25	3.336%	100,000	100,078
Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2 (b)(g)
04/04/21	4.594%	400,000	402,000
Dryden Senior Loan Fund Series 2014-33A Class C (b)(e)(g)(i)
07/15/26	3.077%	183,333	179,666
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (b)(g)
07/06/38	2.654%	86,266	86,266
PennyMac Loan Trust Series 2011-NPL1 Class M1 (b)(g)
09/25/51	5.000%	170,704	171,694
Total Asset-Backed Securities - Non-Agency (Cost: $929,858)			$939,704

Inflation-Indexed Bonds 0.4%
UNITED STATES 0.2%
U.S. Treasury Inflation-Indexed Bond (f)
01/15/15	1.625%	250,000	314,765
07/15/15	1.875%	500,000	631,669
02/15/43	0.625%	125,000	110,804
04/15/16	0.125%	750,000	820,556
Total			1,877,794

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (continued)
URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU $	24,706,667	$1,411,116
Total Inflation-Indexed Bonds (Cost: $3,414,207)				$3,288,910

U.S. Treasury Obligations 0.3%
U.S. Treasury (f)
08/15/41	3.750%	150,000		159,281
11/15/18	9.000%	650,000		865,110
08/15/19	8.125%	250,000		330,859
08/15/19	3.625%	250,000		273,672
01/15/15	0.250%	750,000		750,937
08/15/20	2.625%	50,000		51,672
11/15/20	2.625%	50,000		51,559
Total U.S. Treasury Obligations (Cost: $2,525,840)				$2,483,090

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp.		2,882,000		2,838,404
Federal National Mortgage Association
03/15/16	2.250%	610,000		631,320
11/15/16	1.375%	150,000		152,568
10/15/15	4.375%	1,914,000		2,028,057
Private Export Funding Corp.		45,000		51,104
Total U.S. Government & Agency Obligations (Cost: $5,616,484)				$5,701,453

Foreign Government Obligations(h)(n) 7.7%
ARGENTINA 0.1%
Argentina Boden Bonds
10/03/15	7.000%	415,000		404,625
Argentina Bonar Bonds
04/17/17	7.000%	425,000		389,938
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	120,000		108,300
Total				902,863
AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	1,007,638
12/17/24	5.500%	AUD	1,800,000	1,831,357
Local Government Guaranteed
11/15/16	5.750%	AUD	100,000	99,015
06/15/20	6.000%	AUD	140,000	145,756
Total				3,083,766

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (h)(n) (continued)
BOLIVIA —%
Bolivian Government International Bond Senior Unsecured (b)
08/22/23	5.950%	$200,000		$210,866
BRAZIL 0.3%
Banco Nacional de Desenvolvimento Economico e Social (b)
Senior Unsecured
09/26/23	5.750%	300,000		311,944
06/10/19	6.500%	400,000		448,109
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL1,918,000		846,237
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%	300,000		300,750
Petrobras International Finance Co.
01/20/20	5.750%	810,000		855,378
01/20/40	6.875%	100,000		103,486
Total				2,865,904
CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,681,339
06/01/20	3.500%	CAD	170,000	169,856
Total				1,851,195
COLOMBIA 0.3%
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%	300,000		344,779
06/28/27	9.850%	COP	285,000,000	192,097
09/18/37	7.375%	250,000		326,875
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%	495,000		529,853
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	1,750,000,000	961,039
Total				2,354,643
CROATIA 0.1%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%	400,000		416,500
DOMINICAN REPUBLIC 0.2%
Banco de Reservas de La Republica Dominicana Senior Subordinated Notes (b)
02/01/23	7.000%	150,000		144,187
Dominican Republic International Bond (b)

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (h)(n) (continued)
DOMINICAN REPUBLIC (CONTINUED)
07/05/19	15.000%	DOP $	10,000,000	$242,141
01/08/21	14.000%	DOP	6,954,000	158,338
Senior Unsecured
04/30/44	7.450%	400,000		402,942
04/20/27	8.625%	250,000		285,750
01/28/24	6.600%	120,000		123,900
05/06/21	7.500%	100,000		111,132
Total				1,468,390
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured (b)
06/15/35	7.650%	200,000		207,750
FRANCE 0.2%
France Government Bond OAT
10/25/21	3.250%	EUR	400,000	627,248
04/25/29	5.500%	EUR	150,000	287,371
04/25/17	3.750%	EUR	310,000	473,086
Total				1,387,705
GERMANY 0.5%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	1,600,000	2,519,360
07/04/28	4.750%	EUR	510,000	952,572
01/04/19	3.750%	EUR	620,000	989,773
Total				4,461,705
HUNGARY 0.2%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%	300,000		333,480
11/22/23	5.750%	66,000		70,290
03/29/41	7.625%	400,000		479,000
03/25/24	5.375%	500,000		515,625
Total				1,398,395
INDONESIA 0.4%
Indonesia Government International Bond (b)
Senior Unsecured
01/17/38	7.750%	1,000,000		1,211,250
05/05/21	4.875%	150,000		154,875
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	2,500,000,000	221,641
09/15/19	11.500%	IDR	8,000,000,000	802,664
11/15/20	11.000%	IDR	1,300,000,000	130,320
Majapahit Holding BV (b)
01/20/20	7.750%	200,000		230,667
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%	250,000		240,313
05/03/42	6.000%	200,000		178,500

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (h)(n) (continued)
INDONESIA (CONTINUED)
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	$500,000		$509,419
Total				3,679,649
ITALY 0.7%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	2,000,000	3,330,471
11/01/17	3.500%	EUR	1,500,000	2,232,044
Total				5,562,515
JAPAN 0.2%
Japan Government 20-Year Bond
Senior Unsecured
12/20/27	2.100%	JPY	30,000,000	337,311
09/20/26	2.200%	JPY	35,000,000	397,879
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	92,000,000	854,431
Total				1,589,621
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (b)
Senior Unsecured
01/23/15	11.750%	400,000		427,904
05/05/20	7.000%	100,000		113,183
04/09/21	6.375%	400,000		436,797
Total				977,884
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured (b)
02/01/22	6.625%	370,000		440,771
MEXICO 0.7%
Mexican Bonos
12/13/18	8.500%	MXN	3,700,000	322,213
12/14/17	7.750%	MXN	1,100,000	92,354
06/03/27	7.500%	MXN	5,000,000	414,427
06/11/20	8.000%	MXN	9,740,000	838,584
06/10/21	6.500%	MXN	25,350,000	2,021,267
06/09/22	6.500%	MXN	4,800,000	378,621
06/16/16	6.250%	MXN	4,200,000	335,205
12/15/16	7.250%	MXN	1,000,000	82,009
Petroleos Mexicanos
06/02/41	6.500%	200,000		222,000
06/15/35	6.625%	675,000		756,000
Petroleos Mexicanos (b)
01/23/45	6.375%	500,000		547,500
Total				6,010,180

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (h)(n) (continued)
MOROCCO —%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	$300,000		$289,269
NETHERLANDS —%
Petrobras Global Finance BV
03/17/24	6.250%	189,000		198,526
NORWAY 0.2%
Norway Government Bond
05/24/23	2.000%	NOK	2,000,000	317,500
05/19/17	4.250%	NOK	5,850,000	1,056,962
Total				1,374,462
PANAMA —%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	371,257		377,426
PERU 0.1%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	200,000		204,336
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(j)
05/31/18	0.000%	121,033		113,136
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%	200,000		262,000
08/12/26	8.200%	PEN	308,000	126,718
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	540,000	197,791
08/12/26	8.200%	PEN	250,000	102,856
Total				1,006,837
PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%	300,000		380,250
POLAND 0.4%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	775,103
10/25/19	5.500%	PLN	4,000,000	1,447,988
10/25/21	5.750%	PLN	1,000,000	369,593

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (h)(n) (continued)
POLAND (CONTINUED)
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	$600,000	$653,250
Total			3,245,934
QATAR 0.1%
Qatar Government International Bond Senior Unsecured (b)
01/20/22	4.500%	500,000	543,100
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	500,000	524,375
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (g)
06/30/29	3.500%	91,247	82,351
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	400,000	474,293
RUSSIAN FEDERATION 0.5%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
03/07/22	6.510%	842,000	833,580
11/22/16	6.212%	100,000	103,875
08/16/37	7.288%	100,000	97,900
04/11/18	8.146%	80,000	88,200
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%	200,000	166,750
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
Senior Unsecured
07/25/18	5.100%	400,000	370,000
12/27/17	5.298%	700,000	671,222
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/04/42	5.625%	200,000	184,100
Russian Foreign Bond - Eurobond (b)(g)
Senior Unsecured
03/31/30	7.500%	550,740	614,075
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%	600,000	582,999

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (h)(n) (continued)
RUSSIAN FEDERATION (CONTINUED)
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	$200,000		$184,000
Total				3,896,701
SERBIA —%
Republic of Serbia (b)
12/03/18	5.875%		200,000	210,658
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		100,000	112,508
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		200,000	185,802
Total				298,310
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		300,000	334,721
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	805,605
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		350,000	442,750
TURKEY 0.4%
Turkey Government International Bond
Senior Unsecured
06/05/20	7.000%		530,000	610,162
03/17/36	6.875%		410,000	469,040
03/30/21	5.625%		750,000	806,250
09/26/22	6.250%		1,150,000	1,278,225
02/05/25	7.375%		200,000	237,300
Total				3,400,977
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%		400,000	463,134
Abu Dhabi National Energy Co. (b)(i)
Senior Unsecured
05/06/24	3.875%		179,000	177,871

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (h)(n) (continued)
UNITED ARAB EMIRATES (CONTINUED)
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	$200,000		$225,836
Total				866,841
UNITED KINGDOM 0.3%
United Kingdom Gilt
03/07/19	4.500%	GBP	550,000	1,044,799
09/07/21	3.750%	GBP	35,000	64,785
09/07/22	1.750%	GBP	1,000,000	1,589,965
Total				2,699,549
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	300,000		249,000
VENEZUELA 0.4%
Petroleos de Venezuela SA
11/17/21	9.000%	149,496		122,026
04/12/17	5.250%	1,210,000		974,050
11/02/17	8.500%	363,800		327,420
Senior Unsecured
10/28/15	5.000%	83,333		74,896
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	2,155,000		1,763,867
Total				3,262,259
ZAMBIA 0.1%
Zambia Government International Bond Senior Unsecured (b)
04/14/24	8.500%	400,000		417,000
Total Foreign Government Obligations (Cost: $62,644,039)				$64,251,496

	Shares	Value

Exchange-Traded Funds 0.1%
UNITED STATES 0.1%
iShares MSCI EAFE ETF	16,174	$1,105,008
Total Exchange-Traded Funds (Cost: $1,095,140)		$1,105,008

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%
CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (g)(o)
12/28/20	6.250%	$43,000	$43,537
NETHERLANDS —%
Playa Resorts Holding Term Loan (g)(o)
08/09/19	4.000%	54,725	54,623
SINGAPORE —%
Avago Technologies Ltd. Tranche B Term Loan (g)(i)(o)
12/16/20	3.750%	185,000	185,488
UNITED STATES 0.2%
Applied Systems, Inc. (g)(o)
1st Lien Term Loan
01/25/21	4.250%	17,955	17,920
2nd Lien Term Loan
01/24/22	7.500%	21,000	21,210
Arch Coal, Inc. Term Loan (g)(o)
05/16/18	6.250%	199,985	194,235
Blue Coat Systems, Inc. 2nd Lien Term Loan (g)(o)
06/26/20	9.500%	174,000	174,870
CHS/Community Health Systems, Inc. Tranche D Term Loan (g)(o)
01/27/21	4.250%	58,852	59,054
Diamond Foods, Inc. Term Loan (g)(o)
08/20/18	4.250%	28,928	28,855
Gardner Denver, Inc. Term Loan (g)(o)
07/30/20	4.250%	83,796	83,630
Interactive Data Corp. Tranche B Term Loan (g)(i)(o)
04/07/21	4.750%	113,000	112,624
Interline Brands, Inc. 1st Lien Term Loan (g)(i)(o)
03/17/21	4.000%	58,000	57,529
Men’s Wearhouse, Inc. Tranche B Term Loan (g)(i)(o)
04/16/21	4.500%	84,000	83,895
Neiman Marcus Group, Inc. (The) Term Loan (g)(o)
10/25/20	4.250%	146,632	146,138

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Time, Inc.
Tranche B Term Loan (g)(i)(o)
04/04/21	4.250%	$120,000	$119,650
Triple Point Group Holdings, Inc.
2nd Lien Term Loan (g)(o)
07/10/21	9.250%	53,000	47,700
US Renal Care, Inc. (g)(o)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	117,032	116,837
2nd Lien Tranche B-1 Term Loan
07/03/20	8.500%	60,677	61,056
Total			1,325,203
Total Senior Loans (Cost: $1,606,260)			$1,608,851

Issuer		Shares	Value

Fixed-Income Funds 2.4%
INVESTMENT GRADE 2.4%
Columbia Mortgage Opportunities Fund, Class I Shares (a)(p)		2,000,000	$20,000,000
Total Fixed-Income Funds (Cost: $20,000,000)			$20,000,000

Alternative Investment Funds 2.3%
UNITED STATES 2.3%
Columbia Commodity Strategy Fund, Class I Shares (a)(p)		2,148,611	19,101,148
Total Alternative Investment Funds (Cost: $20,227,781)			$19,101,148

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes —%
UNITED STATES —%
Deutsche Bank AG
Senior Unsecured
(linked to common stock of Hornbeck Offshore Services, Inc.) (b)
12/03/14	1.000%	4,650	206,739
Goldman Sachs Group, Inc. (The)
Senior Unsecured
(linked to common stock of Vertex Pharmaceuticals, Inc.) (b)
08/27/14	0.500%	2,140	146,491
Total			353,230
Total Equity-Linked Notes (Cost: $409,624)			$353,230

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
S&P 500 Index
233		1,895.00	05/17/14	$231,835
iShares MSCI Emerging Market
1,488		40.50	05/17/14	163,680
Total Options Purchased Calls (Cost: $602,974)				$395,515

Options Purchased Puts 0.2%
Put - OTC 10-Year Interest Rate Swap(q)
9,750,000		3.00	07/14/14	48,467
Put - OTC 2-Year Interest Rate Swap(q)
8,000,000		2.10	11/28/14	3,099
Put - OTC 3-Year Interest Rate Swap (q)
8,000,000		2.25	11/02/15	102,285
5,000,000		1.75	02/11/15	31,754
Put - OTC 5-Year Interest Rate Swap(q)
4,000,000		1.85	06/02/14	18,613
S&P 500 Index
178		1,600.00	12/19/14	1,054,650
Total Options Purchased Puts (Cost: $3,350,978)				$1,258,868

	Shares	Value

Money Market Funds 11.7%
Columbia Short-Term Cash Fund, 0.092% (p)(r)(s)	96,856,859	$96,856,859
Total Money Market Funds (Cost: $96,856,859)		$96,856,859
Total Investments
(Cost: $799,484,070) (t)		$865,635,143(u)
Other Assets & Liabilities, Net		(35,003,175)
Net Assets		$830,631,968

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	5/2/2014	1,600,000 AUD	1,496,240 USD	9,840	—
Barclays Bank PLC	5/2/2014	1,100,000 AUD	978,318 USD	—	(43,582)
Citigroup Global Markets Inc.	5/2/2014	9,900,000 AUD	9,059,465 USD	—	(137,637)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	2,700,000 AUD	2,410,450 USD	—	(97,850)
HSBC Securities (USA), Inc.	5/2/2014	1,000,000 AUD	925,550 USD	—	(3,450)
UBS Securities	5/2/2014	3,500,000 AUD	3,206,959 USD	—	(44,542)
Wells Fargo Bank	5/2/2014	900,000 AUD	800,244 USD	—	(35,856)
Barclays Bank PLC	5/2/2014	1,900,000 CAD	1,718,086 USD	—	(15,411)
Citigroup Global Markets Inc.	5/2/2014	6,500,000 CAD	5,876,618 USD	—	(53,768)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	13,300,000 CAD	12,108,802 USD	—	(25,681)
Goldman, Sachs & Co.	5/2/2014	1,900,000 CAD	1,717,592 USD	—	(15,906)
HSBC Securities (USA), Inc.	5/2/2014	100,000 CAD	89,988 USD	—	(1,249)
UBS Securities	5/2/2014	11,075,000 CAD	9,980,489 USD	—	(123,976)
Wells Fargo Bank	5/2/2014	1,300,000 CAD	1,169,528 USD	—	(16,550)
Barclays Bank PLC	5/2/2014	1,375,000 CHF	1,560,657 USD	—	(1,666)
Citigroup Global Markets Inc.	5/2/2014	13,100,000 CHF	14,863,926 USD	—	(20,747)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	1,800,000 CHF	2,034,526 USD	—	(10,696)
HSBC Securities (USA), Inc.	5/2/2014	9,000,000 CHF	10,202,636 USD	—	(23,475)
The Toronto-Dominion Bank	5/2/2014	2,900,000 CHF	3,276,170 USD	—	(18,910)
UBS Securities	5/2/2014	4,300,000 CHF	4,847,850 USD	—	(37,959)
Barclays Bank PLC	5/2/2014	8,650,000 EUR	11,920,817 USD	—	(79,755)
Citigroup Global Markets Inc.	5/2/2014	7,900,000 EUR	10,889,118 USD	—	(70,942)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	700,000 EUR	966,872 USD	—	(4,273)
HSBC Securities (USA), Inc.	5/2/2014	3,400,000 EUR	4,705,889 USD	—	(11,099)
Morgan Stanley	5/2/2014	3,500,000 EUR	4,824,448 USD	—	(31,274)
UBS Securities	5/2/2014	4,800,000 EUR	6,666,264 USD	6,987	—
UBS Securities	5/2/2014	3,650,000 EUR	5,048,491 USD	—	(15,334)
Wells Fargo Bank	5/2/2014	1,000,000 EUR	1,384,200 USD	—	(3,149)
Barclays Bank PLC	5/2/2014	1,400,000 GBP	2,335,466 USD	—	(28,292)
Citigroup Global Markets Inc.	5/2/2014	4,450,000 GBP	7,452,320 USD	—	(61,057)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	3,700,000 GBP	6,157,261 USD	—	(89,816)
HSBC Securities (USA), Inc.	5/2/2014	400,000 GBP	666,274 USD	—	(9,086)
The Toronto-Dominion Bank	5/2/2014	1,800,000 GBP	2,980,872 USD	—	(58,247)
UBS Securities	5/2/2014	14,100,000 GBP	23,492,219 USD	—	(314,210)
Wells Fargo Bank	5/2/2014	900,000 GBP	1,512,720 USD	—	(6,839)
Barclays Bank PLC	5/2/2014	658,450,000 JPY	6,492,213 USD	51,660	—
Barclays Bank PLC	5/2/2014	1,105,700,000 JPY	10,678,886 USD	—	(136,393)
BNP Paribas Securities Corp.	5/2/2014	436,800,000 JPY	4,270,767 USD	—	(1,743)
Citigroup Global Markets Inc.	5/2/2014	2,006,700,000 JPY	19,794,724 USD	166,416	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	410,500,000 JPY	4,015,122 USD	—	(137)
HSBC Securities (USA), Inc.	5/2/2014	1,445,200,000 JPY	14,094,081 USD	—	(41,978)
UBS Securities	5/2/2014	280,850,000 JPY	2,767,770 USD	20,668	—
UBS Securities	5/2/2014	2,121,750,000 JPY	20,708,271 USD	—	(45,384)
Wells Fargo Bank	5/2/2014	387,400,000 JPY	3,775,828 USD	—	(13,480)
Barclays Bank PLC	5/2/2014	111,925,000 NOK	18,638,991 USD	—	(189,971)
Citigroup Global Markets Inc.	5/2/2014	88,300,000 NOK	14,651,731 USD	—	(202,835)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	33,400,000 NOK	5,530,493 USD	—	(88,335)
HSBC Securities (USA), Inc.	5/2/2014	2,000,000 NOK	333,120 USD	—	(3,336)
Morgan Stanley	5/2/2014	37,100,000 NOK	6,125,736 USD	—	(115,537)
UBS Securities	5/2/2014	15,975,000 NOK	2,659,720 USD	—	(27,728)
Wells Fargo Bank	5/2/2014	9,600,000 NOK	1,582,920 USD	—	(32,072)
Barclays Bank PLC	5/2/2014	11,600,000 NZD	10,056,852 USD	54,170	—
Citigroup Global Markets Inc.	5/2/2014	5,200,000 NZD	4,453,052 USD	—	(30,909)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	3,700,000 NZD	3,081,101 USD	—	(109,410)
HSBC Securities (USA), Inc.	5/2/2014	6,600,000 NZD	5,630,526 USD	—	(60,655)
UBS Securities	5/2/2014	14,700,000 NZD	12,480,889 USD	—	(194,923)
Wells Fargo Bank	5/2/2014	600,000 NZD	512,100 USD	—	(5,280)
Barclays Bank PLC	5/2/2014	7,000,000 SEK	1,079,377 USD	2,819	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	5/2/2014	900,000 SEK	136,721 USD	—	(1,693)
Citigroup Global Markets Inc.	5/2/2014	69,600,000 SEK	10,746,545 USD	42,476	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	8,400,000 SEK	1,273,248 USD	—	(18,622)
HSBC Securities (USA), Inc.	5/2/2014	111,600,000 SEK	17,061,064 USD	—	(102,358)
Morgan Stanley	5/2/2014	56,700,000 SEK	8,772,658 USD	52,533	—
UBS Securities	5/2/2014	125,300,000 SEK	19,386,327 USD	115,926	—
Barclays Bank PLC	5/2/2014	500,000 SGD	399,877 USD	1,057	—
Barclays Bank PLC	5/2/2014	15,625,000 SGD	12,429,839 USD	—	(33,270)
Citigroup Global Markets Inc.	5/2/2014	37,700,000 SGD	29,990,599 USD	—	(80,391)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	17,900,000 SGD	14,336,688 USD	58,950	—
HSBC Securities (USA), Inc.	5/2/2014	7,200,000 SGD	5,728,767 USD	—	(14,234)
UBS Securities	5/2/2014	32,425,000 SGD	25,513,082 USD	—	(350,363)
Wells Fargo Bank	5/2/2014	3,900,000 SGD	3,068,329 USD	—	(42,463)
Barclays Bank PLC	5/2/2014	2,500,300 USD	2,700,000 AUD	8,001	—
Citigroup Global Markets Inc.	5/2/2014	7,153,205 USD	7,900,000 AUD	185,897	—
Citigroup Global Markets Inc.	5/2/2014	1,875,262 USD	2,000,000 AUD	—	(17,262)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	1,295,924 USD	1,400,000 AUD	4,676	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	1,222,130 USD	1,300,000 AUD	—	(14,430)
HSBC Securities (USA), Inc.	5/2/2014	889,325 USD	1,000,000 AUD	39,675	—
UBS Securities	5/2/2014	3,192,769 USD	3,500,000 AUD	58,732	—
Wells Fargo Bank	5/2/2014	833,400 USD	900,000 AUD	2,700	—
Barclays Bank PLC	5/2/2014	1,718,070 USD	1,900,000 CAD	15,427	—
Citigroup Global Markets Inc.	5/2/2014	5,890,472 USD	6,500,000 CAD	39,915	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	2,355,798 USD	2,600,000 CAD	16,357	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	9,815,343 USD	10,700,000 CAD	—	(53,015)
Goldman, Sachs & Co.	5/2/2014	1,705,131 USD	1,900,000 CAD	28,367	—
HSBC Securities (USA), Inc.	5/2/2014	90,662 USD	100,000 CAD	575	—
UBS Securities	5/2/2014	9,925,168 USD	11,075,000 CAD	179,297	—
Wells Fargo Bank	5/2/2014	1,179,138 USD	1,300,000 CAD	6,939	—
Barclays Bank PLC	5/2/2014	1,558,321 USD	1,375,000 CHF	4,002	—
Citigroup Global Markets Inc.	5/2/2014	10,430,307 USD	9,200,000 CHF	23,051	—
Citigroup Global Markets Inc.	5/2/2014	4,457,947 USD	3,900,000 CHF	—	(26,632)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	2,044,084 USD	1,800,000 CHF	1,138	—
HSBC Securities (USA), Inc.	5/2/2014	10,219,492 USD	9,000,000 CHF	6,619	—
The Toronto-Dominion Bank	5/2/2014	3,283,552 USD	2,900,000 CHF	11,528	—
UBS Securities	5/2/2014	4,877,674 USD	4,300,000 CHF	8,134	—
Barclays Bank PLC	5/2/2014	11,975,960 USD	8,650,000 EUR	24,612	—
Citigroup Global Markets Inc.	5/2/2014	10,461,012 USD	7,600,000 EUR	82,842	—
Citigroup Global Markets Inc.	5/2/2014	417,159 USD	300,000 EUR	—	(955)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	961,377 USD	700,000 EUR	9,767	—
HSBC Securities (USA), Inc.	5/2/2014	4,669,890 USD	3,400,000 EUR	47,098	—
Morgan Stanley	5/2/2014	4,820,795 USD	3,500,000 EUR	34,928	—
UBS Securities	5/2/2014	3,513,282 USD	2,550,000 EUR	24,459	—
UBS Securities	5/2/2014	8,205,962 USD	5,900,000 EUR	—	(20,601)
Wells Fargo Bank	5/2/2014	1,373,510 USD	1,000,000 EUR	13,839	—
Barclays Bank PLC	5/2/2014	2,353,578 USD	1,400,000 GBP	10,181	—
Citigroup Global Markets Inc.	5/2/2014	7,415,302 USD	4,450,000 GBP	98,074	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	6,175,978 USD	3,700,000 GBP	71,099	—
HSBC Securities (USA), Inc.	5/2/2014	672,396 USD	400,000 GBP	2,964	—
The Toronto-Dominion Bank	5/2/2014	3,001,734 USD	1,800,000 GBP	37,385	—
UBS Securities	5/2/2014	23,587,083 USD	14,100,000 GBP	219,344	—
Wells Fargo Bank	5/2/2014	1,498,793 USD	900,000 GBP	20,767	—
Barclays Bank PLC	5/2/2014	17,214,595 USD	1,764,150,000 JPY	41,237	—
BNP Paribas Securities Corp.	5/2/2014	4,239,036 USD	436,800,000 JPY	33,474	—
Citigroup Global Markets Inc.	5/2/2014	19,580,036 USD	2,006,700,000 JPY	48,271	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	1,921,801 USD	197,000,000 JPY	5,132	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	2,105,595 USD	213,500,000 JPY	—	(17,269)
HSBC Securities (USA), Inc.	5/2/2014	14,253,660 USD	1,445,200,000 JPY	—	(117,601)
UBS Securities	5/2/2014	23,669,523 USD	2,402,600,000 JPY	—	(168,765)
Wells Fargo Bank	5/2/2014	3,820,151 USD	387,400,000 JPY	—	(30,842)
Barclays Bank PLC	5/2/2014	4,241,620 USD	25,725,000 NOK	86,055	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	5/2/2014	14,535,423 USD	86,200,000 NOK	—	(34,136)
Citigroup Global Markets Inc.	5/2/2014	14,706,862 USD	88,300,000 NOK	147,704	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	5,563,109 USD	33,400,000 NOK	55,719	—
HSBC Securities (USA), Inc.	5/2/2014	329,958 USD	2,000,000 NOK	6,499	—
Morgan Stanley	5/2/2014	6,190,556 USD	37,100,000 NOK	50,718	—
UBS Securities	5/2/2014	2,638,022 USD	15,975,000 NOK	49,426	—
Wells Fargo Bank	5/2/2014	1,598,934 USD	9,600,000 NOK	16,058	—
Barclays Bank PLC	5/2/2014	8,795,638 USD	10,400,000 NZD	172,283	—
Barclays Bank PLC	5/2/2014	1,037,928 USD	1,200,000 NZD	—	(3,168)
Citigroup Global Markets Inc.	5/2/2014	4,436,640 USD	5,200,000 NZD	47,321	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	3,160,471 USD	3,700,000 NZD	30,040	—
HSBC Securities (USA), Inc.	5/2/2014	5,497,239 USD	6,600,000 NZD	193,941	—
UBS Securities	5/2/2014	12,343,625 USD	14,700,000 NZD	332,186	—
Wells Fargo Bank	5/2/2014	499,938 USD	600,000 NZD	17,442	—
Barclays Bank PLC	5/2/2014	183,375 USD	1,200,000 SEK	1,178	—
Barclays Bank PLC	5/2/2014	1,046,533 USD	6,700,000 SEK	—	(16,113)
Citigroup Global Markets Inc.	5/2/2014	10,646,637 USD	69,600,000 SEK	57,432	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	290,354 USD	1,900,000 SEK	1,855	—
Credit Suisse Securities (USA) L.L.C.	5/2/2014	1,002,448 USD	6,500,000 SEK	—	(2,786)
HSBC Securities (USA), Inc.	5/2/2014	17,222,262 USD	111,600,000 SEK	—	(58,840)
Morgan Stanley	5/2/2014	8,757,805 USD	56,700,000 SEK	—	(37,679)
UBS Securities	5/2/2014	15,011,388 USD	98,200,000 SEK	91,192	—
UBS Securities	5/2/2014	4,213,616 USD	27,100,000 SEK	—	(45,796)
Barclays Bank PLC	5/2/2014	12,712,430 USD	16,125,000 SGD	149,499	—
Citigroup Global Markets Inc.	5/2/2014	7,731,497 USD	9,800,000 SGD	85,365	—
Citigroup Global Markets Inc.	5/2/2014	22,372,800 USD	27,900,000 SGD	—	(118,672)
Credit Suisse Securities (USA) L.L.C.	5/2/2014	14,240,594 USD	17,900,000 SGD	37,143	—
HSBC Securities (USA), Inc.	5/2/2014	5,665,031 USD	7,200,000 SGD	77,969	—
UBS Securities	5/2/2014	25,801,015 USD	32,425,000 SGD	62,430	—
Wells Fargo Bank	5/2/2014	3,102,872 USD	3,900,000 SGD	7,920	—
J.P. Morgan Securities, Inc.	5/9/2014	60,518,247 USD	43,860,000 EUR	329,868	—
State Street Bank & Trust Company	5/16/2014	235,000 EUR	326,357 USD	341	—
Citigroup Global Markets Inc.	5/21/2014	3,301,000 CHF	3,756,045 USD	4,741	—
Citigroup Global Markets Inc.	5/21/2014	1,610,000 CHF	1,828,534 USD	—	(1,094)
UBS Securities	5/21/2014	2,688,000 EUR	3,721,052 USD	—	(7,972)
Citigroup Global Markets Inc.	5/21/2014	5,534,000 GBP	9,257,607 USD	—	(84,555)
Barclays Bank PLC	5/21/2014	5,587,256 USD	6,163,000 CAD	33,001	—
HSBC Securities (USA), Inc.	5/21/2014	9,305,636 USD	55,893,000 NOK	89,829	—
HSBC Securities (USA), Inc.	5/21/2014	3,706,099 USD	24,331,000 SEK	34,529	—
Citigroup Global Markets Inc.	5/28/2014	4,969,000 RUB	137,938 USD	—	(300)
Standard Chartered Bank	5/28/2014	138,847 USD	5,045,000 RUB	1,506	—
Standard Chartered Bank	5/30/2014	960,699,000 COP	494,759 USD	48	—
J.P. Morgan Securities, Inc.	5/30/2014	1,435,000 PLN	471,528 USD	—	(1,562)
Barclays Bank PLC	6/27/2014	2,700,000 AUD	2,490,680 USD	—	(7,855)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	1,400,000 AUD	1,290,828 USD	—	(4,709)
UBS Securities	6/27/2014	800,000 AUD	738,000 USD	—	(2,307)
Wells Fargo Bank	6/27/2014	900,000 AUD	830,124 USD	—	(2,721)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	2,600,000 CAD	2,352,473 USD	—	(16,449)
HSBC Securities (USA), Inc.	6/27/2014	100,000 CAD	90,559 USD	—	(553)
Wells Fargo Bank	6/27/2014	1,300,000 CAD	1,177,579 USD	—	(6,882)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	1,800,000 CHF	2,044,734 USD	—	(1,443)
HSBC Securities (USA), Inc.	6/27/2014	9,000,000 CHF	10,222,916 USD	—	(7,968)
UBS Securities	6/27/2014	1,775,000 CHF	2,015,992 USD	—	(1,766)
Barclays Bank PLC	6/27/2014	8,650,000 EUR	11,974,152 USD	—	(24,660)
Barclays Bank PLC	6/27/2014	1,400,000 GBP	2,352,564 USD	—	(10,150)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	900,000 GBP	1,512,081 USD	—	(6,807)
HSBC Securities (USA), Inc.	6/27/2014	400,000 GBP	672,070 USD	—	(2,991)
Barclays Bank PLC	6/27/2014	1,764,150,000 JPY	17,220,140 USD	—	(41,496)
Citigroup Global Markets Inc.	6/27/2014	1,837,800,000 JPY	17,933,255 USD	—	(49,022)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	197,000,000 JPY	1,922,319 USD	—	(5,262)
Citigroup Global Markets Inc.	6/27/2014	88,300,000 NOK	14,671,430 USD	—	(148,059)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	31,700,000 NOK	5,266,122 USD	—	(54,125)
Wells Fargo Bank	6/27/2014	9,600,000 NOK	1,595,267 USD	—	(15,911)
Barclays Bank PLC	6/27/2014	6,500,000 NZD	5,521,094 USD	—	(56,924)
Citigroup Global Markets Inc.	6/27/2014	5,200,000 NZD	4,415,320 USD	—	(47,094)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	2,900,000 NZD	2,462,550 USD	—	(26,104)
Barclays Bank PLC	6/27/2014	1,200,000 SEK	183,198 USD	—	(1,167)
Citigroup Global Markets Inc.	6/27/2014	38,200,000 SEK	5,832,506 USD	—	(36,456)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	1,900,000 SEK	290,086 USD	—	(1,826)
UBS Securities	6/27/2014	98,200,000 SEK	14,995,801 USD	—	(91,428)
Credit Suisse Securities (USA) L.L.C.	6/27/2014	17,900,000 SGD	14,239,462 USD	—	(38,360)
UBS Securities	6/27/2014	31,825,000 SGD	25,322,247 USD	—	(62,762)
Wells Fargo Bank	6/27/2014	3,900,000 SGD	3,102,840 USD	—	(7,970)
Citigroup Global Markets Inc.	6/27/2014	5,994,430 USD	6,500,000 AUD	20,562	—
HSBC Securities (USA), Inc.	6/27/2014	922,175 USD	1,000,000 AUD	3,208	—
Barclays Bank PLC	6/27/2014	1,199,057 USD	1,325,000 CAD	8,182	—
Citigroup Global Markets Inc.	6/27/2014	3,981,756 USD	4,400,000 CAD	27,188	—
UBS Securities	6/27/2014	3,146,277 USD	3,475,000 CAD	19,878	—
Barclays Bank PLC	6/27/2014	1,221,376 USD	1,075,000 CHF	647	—
Citigroup Global Markets Inc.	6/27/2014	11,588,670 USD	10,200,000 CHF	6,332	—
Citigroup Global Markets Inc.	6/27/2014	3,183,729 USD	2,300,000 EUR	6,706	—
Credit Suisse Securities (USA) L.L.C.	6/27/2014	692,040 USD	500,000 EUR	1,533	—
HSBC Securities (USA), Inc.	6/27/2014	4,705,566 USD	3,400,000 EUR	10,730	—
UBS Securities	6/27/2014	3,806,000 USD	2,750,000 EUR	8,651	—
Wells Fargo Bank	6/27/2014	1,384,020 USD	1,000,000 EUR	3,126	—
Citigroup Global Markets Inc.	6/27/2014	1,596,114 USD	950,000 GBP	7,156	—
UBS Securities	6/27/2014	4,284,383 USD	2,550,000 GBP	19,133	—
Wells Fargo Bank	6/27/2014	1,512,099 USD	900,000 GBP	6,789	—
HSBC Securities (USA), Inc.	6/27/2014	14,099,650 USD	1,445,200,000 JPY	41,164	—
UBS Securities	6/27/2014	10,491,124 USD	1,075,550,000 JPY	32,785	—
Wells Fargo Bank	6/27/2014	3,777,235 USD	387,400,000 JPY	13,349	—
Barclays Bank PLC	6/27/2014	18,597,661 USD	111,925,000 NOK	186,838	—
HSBC Securities (USA), Inc.	6/27/2014	332,387 USD	2,000,000 NOK	3,275	—
UBS Securities	6/27/2014	112,164 USD	675,000 NOK	1,123	—
HSBC Securities (USA), Inc.	6/27/2014	5,605,215 USD	6,600,000 NZD	58,618	—
UBS Securities	6/27/2014	9,853,388 USD	11,600,000 NZD	101,227	—
Wells Fargo Bank	6/27/2014	509,778 USD	600,000 NZD	5,116	—
HSBC Securities (USA), Inc.	6/27/2014	17,045,324 USD	111,600,000 SEK	100,650	—
Barclays Bank PLC	6/27/2014	11,717,522 USD	14,725,000 SGD	27,781	—
Citigroup Global Markets Inc.	6/27/2014	29,441,019 USD	37,000,000 SGD	71,797	—
HSBC Securities (USA), Inc.	6/27/2014	5,729,131 USD	7,200,000 SGD	13,903	—
BNP Paribas Securities Corp.	6/30/2014	(1,100,000) CAD	1,002,865 USD	819	—
BNP Paribas Securities Corp.	6/30/2014	(4,201,000) EUR	5,826,426 USD	—	(883)
BNP Paribas Securities Corp.	6/30/2014	(195,323,000) JPY	1,912,370 USD	1,106	—
BNP Paribas Securities Corp.	6/30/2014	(7,631,837,000) KRW	7,369,270 USD	—	(783)
BNP Paribas Securities Corp.	6/30/2014	(17,431,000) NOK	2,924,741 USD	243	—
BNP Paribas Securities Corp.	6/30/2014	(571,000) SGD	455,265 USD	—	(192)
BNP Paribas Securities Corp.	6/30/2014	(27,475,000) TWD	911,307 USD	—	(297)
BNP Paribas Securities Corp.	6/30/2014	(7,581,056) USD	8,188,000 AUD	—	(8,466)
BNP Paribas Securities Corp.	6/30/2014	(364,495) USD	827,000 BRL	—	(696)
BNP Paribas Securities Corp.	6/30/2014	(363,761) USD	320,000 CHF	28	—
BNP Paribas Securities Corp.	6/30/2014	(1,183,686) USD	6,367,000 DKK	116	—
BNP Paribas Securities Corp.	6/30/2014	(13,573,833) USD	8,043,000 GBP	—	(914)
BNP Paribas Securities Corp.	6/30/2014	(1,274,770) USD	4,413,000 ILS	—	(225)
BNP Paribas Securities Corp.	6/30/2014	(364,537) USD	4,789,000 MXN	—	(460)
BNP Paribas Securities Corp.	6/30/2014	(733,222) USD	854,000 NZD	888	—
BNP Paribas Securities Corp.	6/30/2014	(1,371,467) USD	8,921,000 SEK	—	(1,033)
BNP Paribas Securities Corp.	6/30/2014	(363,903) USD	11,809,000 THB	—	(21)
Total				5,131,890	(5,131,026)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, securities and cash totaling $14,095,628 and $9,562,196, respectively, were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	19	EUR	6,573,105	12/15/14	1,933	—
3MO EURO SWISS FRANC	(65)	CHF	(18,473,043)	12/15/14	—	(4,476)
3MO EUROYEN (TFX)	(124)	JPY	(30,261,652)	12/15/14	2,097	—
90 DAY STERLING	(143)	GBP	(29,956,802)	12/17/14	—	(341)
AUST 10YR BOND	82	AUD	8,904,513	6/16/14	43,018	—
BANK ACCEPT	(150)	CAD	(33,772,410)	12/15/14	—	(2,412)
CAC40 10 EURO	1	EUR	61,619	5/16/14	1,332	—
CAN 10YR BOND	(82)	CAD	(9,797,655)	6/19/14	—	(93,596)
DAX INDEX	(1)	EUR	(333,553)	6/20/14	—	(9,059)
EURO STOXX 50	11	EUR	479,954	6/20/14	3,555	—
EURO STOXX 50	(806)	EUR	(35,167,502)	6/20/14	—	(1,877,417)
EURO$ 90 DAY	(120)	USD	(29,916,000)	12/15/14	—	(3,613)
EURO-BUND	(27)	EUR	(5,414,242)	6/6/14	—	(19,870)
EURO-BUND	(101)	EUR	(20,253,274)	6/6/14	—	(328,863)
FTSE 100 INDEX	13	GBP	1,480,363	6/20/14	41,079	—
FTSE 100 INDEX	156	GBP	17,764,357	6/20/14	622,808	—
FTSE/MIB INDEX	7	EUR	1,043,349	6/20/14	6,307	—
HANG SENG INDEX	(4)	HKD	(563,321)	5/29/14	11,318	—
IBEX 35 INDEX	6	EUR	865,698	5/16/14	22,811	—
JPN 10YR BOND (OSE)	(5)	JPY	(7,087,592)	6/11/14	5,148	—
LONG GILT	57	GBP	10,618,022	6/26/14	—	(6,920)
MSCI SING IX ETS	(32)	SGD	(1,880,641)	5/30/14	—	(16,036)
OMXS30 INDEX	(19)	SEK	(397,258)	5/16/14	—	(7,251)
RUSSELL 2000 EMINI ICE	1	USD	112,360	6/20/14	—	(5,982)
RUSSELL 2000 EMINI ICE	(360)	USD	(40,449,600)	6/20/14	1,905,318	—
S&P 500	(31)	USD	(14,553,725)	6/19/14	—	(336,296)
S&P/TSE 60 INDEX	(17)	CAD	(2,593,623)	6/20/14	—	(30,342)
S&P500 EMINI	(189)	USD	(17,746,155)	6/20/14	—	(425,713)
SPI 200	4	AUD	508,070	6/19/14	—	(4,404)
TOPIX INDEX	(7)	JPY	(791,167)	6/12/14	9,524	—
TOPIX INDEX	157	JPY	17,744,755	6/12/14	—	(1,050,182)
US 10YR NOTE	221	USD	27,497,235	6/19/14	27,162	—
US LONG BOND	12	USD	1,619,250	6/19/14	4,666	—
US LONG BOND	142	USD	19,161,125	6/19/14	399,063	—
US ULTRA T-BOND	20	USD	2,945,625	6/19/14	130,739	—
Total					3,237,878	(4,222,773)

Open Options Contracts Written at April 30, 2014
Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)(a)
S&P 500 Future	Put	4,450,000	750.00	3,252,960	06/2014	338,200
Total						338,200

Credit Default Swap Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $289,829 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.00	56.40%	17,000,000	120,744	—	19,833	140,577	—
Total									140,577	—

*Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap Contracts Outstanding at April 30, 2014

At April 30, 2014, securities and cash totaling $66,000 were pledged as collateral to cover open total return equity swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Total return on Morgan Stanley VolNet Hedge Index	Fixed Rate of 0.75%	12/31/2014	USD	7,716,850	—	(263,524)
Barclays	Total return on S&P 500 Dynamic VIX Futures Excess Returns Index	Fixed Rate of 1.50%	1/30/2015	USD	9,339,854	—	(228,544)
Total						—	(492,068)

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $60,042,982 or 7.23% of net assets.

(c)                                  Negligible market value.

(d)                                 Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $18,509, representing 0.00% of net assets.  Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC
Common Stock	02-04-09 - 05-14-09	—
James River Coal Co.
Convertible Bonds	06-20-11 - 08-14-13	181,669
ShengdaTech, Inc.
Senior Notes
6.500% 12/15/15	12-10-10	180,000

(e)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $181,467, which represents 0.02% of net assets.

(f)                                     This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)                                 Variable rate security.

(h)                                 Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(j)                                     Zero coupon bond.

(k)                                  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2014, the value of these securities amounted to $18,518, which represents 0.00% of net assets.

(l)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)                               Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(n)                                 Principal and interest may not be guaranteed by the government.

(o)                                 Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)                                 As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	33,407,000	—	(33,243,079)	(163,921)	—	—	—
Columbia Commodity Strategy Fund, Class I Shares	27,705,176	—	(6,441,000)	(1,036,395)	20,227,781	—	19,101,148
Columbia Mortgage Opportunities Fund, Class I Shares	—	20,000,000	—	—	20,000,000	—	20,000,000
Columbia Floating Rate Fund, Class I Shares	8,769,281	205,609	(9,205,239)	230,349	—	224,446	—
Columbia Short-Term Cash Fund	54,299,871	375,465,088	(332,908,100)	—	96,856,859	59,351	96,856,859
	124,181,328	395,670,697	(381,797,418)	(969,967)	137,084,640	283,797	135,958,007

(q)                                 Purchased swaption contracts outstanding at April 30, 2014:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	11/2/2016	8,000,000	104,800	3,099
Put - OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	2/13/2018	5,000,000	37,125	31,754
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	1.850	6/4/2019	4,000,000	42,900	18,613
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/4/2018	8,000,000	75,920	102,285
Put - OTC 10-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	7/16/2024	9,750,000	63,619	48,467
Total							324,364	204,218

(r)                                    The rate shown is the seven-day current annualized yield at April 30, 2014.

(s)                                  At April 30, 2014, cash or short-term securities were designated to cover open put and/or call options written.

(t)                                     At April 30, 2014, the cost of securities for federal income tax purposes was approximately $799,484,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$82,873,000
Unrealized Depreciation	(16,722,000)
Net Unrealized Appreciation	$66,151,000

(u)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

ADS                          American Depositary Share

CMO                      Collateralized Mortgage Obligation

GDR                       Global Depositary Receipt

MGIC                   Mortgage Guaranty Insurance Corporation

PIK                               Payment-in-Kind

STRIPS         Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD                         Australian Dollar

BRL                           Brazilian Real

CAD                         Canadian Dollar

CHF                         Swiss Franc

COP                        Colombian Peso

DKK                          Danish Krone

DOP                        Dominican Republic Peso

EUR                         Euro

GBP                         British Pound

HKD                         Hong Kong Dollar

IDR                             Indonesian Rupiah

ILS                                Israeli Shekel

JPY                            Japanese Yen

KRW                      Korean Won

MXN                        Mexican Peso

NOK                        Norwegian Krone

NZD                         New Zealand Dollar

PEN                          Peru Nuevos Soles

PLN                           Polish Zloty

RUB                         Russian Rouble

SEK                           Swedish Krona

SGD                        Singapore Dollar

THB                          Thailand Baht

TWD                      Taiwan Dollar

USD                         US Dollar

UYU                         Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated January 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant	Total ($)
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)
Equity Securities
Common Stocks
Consumer Discretionary	40,431,414	39,847,205	—	80,278,619
Consumer Staples	24,856,309	9,679,869	—	34,536,178
Energy	32,947,596	13,207,861	—	46,155,457
Financials	61,259,054	56,663,582	1	117,922,637
Health Care	39,596,684	16,529,913	—	56,126,597
Industrials	39,757,014	27,711,030	—	67,468,044
Information Technology	58,616,804	20,794,194	—	79,410,998
Materials	12,989,519	9,642,123	—	22,631,642
Telecommunication Services	626,145	7,030,309	—	7,656,454
Utilities	6,870,807	6,063,894	—	12,934,701
Preferred Stocks
Consumer Staples	—	3,840,448	—	3,840,448
Exchange-Traded Funds	1,105,008	—	—	1,105,008
Convertible Preferred Stocks
Consumer Staples	—	319,834	—	319,834
Energy	—	435,437	—	435,437
Financials	1,108,565	849,230	—	1,957,795
Health Care	102,900	—	—	102,900
Industrials	374,635	—	—	374,635
Utilities	223,079	449,028	—	672,107
Total Equity Securities	320,865,533	213,063,957	1	533,929,491

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant	Total ($)
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)
Bonds
Corporate Bonds & Notes	—	61,403,962	—	61,403,962
Convertible Bonds
Chemicals	—	—	1,800	1,800
All other industries	—	16,683,309	—	16,683,309
Residential Mortgage-Backed Securities - Agency	—	30,592,886	—	30,592,886
Residential Mortgage-Backed Securities - Non-Agency	—	5,158,128	490,925	5,649,053
Commercial Mortgage-Backed Securities - Non-Agency	—	1,135,518	—	1,135,518
Asset-Backed Securities - Non-Agency	—	271,772	667,932	939,704
Inflation-Indexed Bonds	—	3,288,910	—	3,288,910
U.S. Treasury Obligations	2,483,090	—	—	2,483,090
U.S. Government & Agency Obligations	—	5,701,453	—	5,701,453
Foreign Government Obligations	—	63,673,147	578,349	64,251,496
Total Bonds	2,483,090	187,909,085	1,739,006	192,131,181
Other
Equity-Linked Notes	—	353,230	—	353,230
Senior Loans
Lodging	—	54,623	43,538	98,161
All other industries	—	1,510,690	—	1,510,690
Options Purchased Puts	1,054,650	204,218	—	1,258,868
Options Purchased Calls	395,515	—	—	395,515
Total Other	1,450,165	2,122,761	43,538	3,616,464
Mutual Funds
Fixed-Income Funds	20,000,000	—	—	20,000,000
Alternative Investment Funds	19,101,148	—	—	19,101,148
Money Market Funds	96,856,859	—	—	96,856,859
Total Mutual Funds	135,958,007	—	—	135,958,007
Investments in Securities	460,756,795	403,095,803	1,782,545	865,635,143
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,131,890	—	5,131,890
Futures Contracts	3,237,878	—	—	3,237,878
Swap Contracts	—	140,577	—	140,577
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,131,026)	—	(5,131,026)
Futures Contracts	(4,222,773)	—	—	(4,222,773)
Options Contracts Written	—	(338,200)	—	(338,200)
Swap Contracts	—	(492,068)	—	(492,068)
Total	459,771,900	402,406,976	1,782,545	863,961,421

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain asset backed securities, residential backed securities, foreign government obligations and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Income Opportunities Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.3%

Aerospace & Defense 1.8%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$6,455,000	$6,358,175
Bombardier, Inc. (a) Senior Notes
01/15/23	6.125%	8,395,000	8,562,900
Senior Unsecured
04/15/19	4.750%	3,692,000	3,756,610
03/15/20	7.750%	3,917,000	4,465,380
10/15/22	6.000%	4,247,000	4,321,323
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,685,360
03/15/21	7.125%	10,333,000	11,392,132
Oshkosh Corp.
03/01/20	8.500%	9,029,000	9,875,469
TransDigm, Inc.
10/15/20	5.500%	982,000	991,820
Total			56,409,169

Automotive 2.4%

American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,927,440
03/15/21	6.250%	5,336,000	5,642,820
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	8,079,000	9,078,776
Chrysler Group LLC/Co-Issuer, Inc. (a)
Secured
06/15/19	8.000%	6,891,000	7,545,645
Collins & Aikman Products Co. (a)(b)(c)(d)
08/15/12	12.875%	6,910,000	691
General Motors Co. Senior Unsecured (a)
10/02/23	4.875%	12,050,000	12,456,687
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	5,263,000	5,434,048
Lear Corp. Escrow Bond (b)(c)(e)
12/01/16	8.750%	1,595,000	—
Lear Corp.
03/15/20	8.125%	5,472,000	5,978,160
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	3,160,000	3,602,400
05/15/21	4.750%	3,615,000	3,709,894
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	10,876,000	11,555,750
Titan International, Inc. Senior Secured (a)
10/01/20	6.875%	4,401,000	4,665,060
Total			74,597,371

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking 2.0%

Ally Financial, Inc.
03/15/20	8.000%	$30,907,000	$37,358,836
09/15/20	7.500%	9,393,000	11,130,705
Royal Bank of Scotland PLC (The) Subordinated Notes (f)
03/16/22	9.500%	1,839,000	2,151,630
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	9,534,000	10,892,595
Total			61,533,766

Brokerage 0.4%

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	7,466,000	8,109,943
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/20	5.625%	2,842,000	2,991,205
Total			11,101,148

Building Materials 1.3%

Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	5,672,000	6,012,320
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	11,401,000	11,800,035
Building Materials Corp. of America (a)
Senior Notes
05/01/21	6.750%	9,848,000	10,660,460
Senior Secured
02/15/20	7.000%	2,055,000	2,183,438
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,121,060
HD Supply, Inc. Secured
04/15/20	11.000%	5,000,000	5,900,000
Interface, Inc.
12/01/18	7.625%	2,385,000	2,531,081
Total			41,208,394

Chemicals 2.4%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV (a)
05/01/21	7.375%	11,522,000	12,659,797
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,795,835
Huntsman International LLC
11/15/20	4.875%	2,965,000	3,002,063
INEOS Group Holdings SA (a)
02/15/19	5.875%	7,939,000	8,097,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	$5,150,000	$5,909,625
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	6,774,000	7,248,180
PQ Corp. Secured (a)
05/01/18	8.750%	25,597,000	27,900,730
Rockwood Specialties Group, Inc.
10/15/20	4.625%	4,039,000	4,139,975
Total			74,753,985

Construction Machinery 2.8%

Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	6,623,000	7,202,512
CNH Industrial Capital LLC
04/15/18	3.625%	7,432,000	7,571,350
Case New Holland Industrial, Inc.
12/01/17	7.875%	27,433,000	32,233,775
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,299,425
H&E Equipment Services, Inc.
09/01/22	7.000%	3,641,000	4,005,100
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	7,912,000	8,228,480
United Rentals North America, Inc.
05/15/20	7.375%	3,021,000	3,345,758
04/15/22	7.625%	9,120,000	10,260,000
06/15/23	6.125%	6,144,000	6,604,800
Secured
07/15/18	5.750%	7,203,000	7,707,210
Total			89,458,410

Consumer Cyclical Services 1.3%

ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	8,893,000	7,848,073
APX Group, Inc. Senior Secured
12/01/19	6.375%	33,001,000	33,578,517
Total			41,426,590

Consumer Products 1.2%

Revlon Consumer Products Corp.
02/15/21	5.750%	9,744,000	9,817,080
Spectrum Brands, Inc.
03/15/20	6.750%	1,725,000	1,860,844
11/15/20	6.375%	5,926,000	6,414,895

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)

Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	$10,079,000	$10,482,160
Tempur Sealy International, Inc.
12/15/20	6.875%	7,131,000	7,772,790
Total			36,347,769

Diversified Manufacturing 0.4%

Actuant Corp.
06/15/22	5.625%	3,487,000	3,678,785
Amsted Industries, Inc. (a)
03/15/22	5.000%	6,502,000	6,485,745
Entegris, Inc. (a)
04/01/22	6.000%	2,227,000	2,254,837
Total			12,419,367

Electric 1.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	10,588,000	12,123,260
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	11,331,000	12,010,860
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	5,000,000	5,493,750
NRG Energy, Inc. (a)
07/15/22	6.250%	18,151,000	18,740,907
Total			48,368,777

Entertainment 1.2%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	23,000,000	24,523,750
09/15/23	6.125%	1,869,000	2,032,538
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	4,434,000	4,500,510
Speedway Motorsports, Inc.
02/01/19	6.750%	5,976,000	6,334,560
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(c)
07/01/15	9.300%	56,546	56,546
Total			37,447,904

Environmental 0.1%

Clean Harbors, Inc.
08/01/20	5.250%	3,423,000	3,508,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage 1.3%

ARAMARK Corp.
03/15/20	5.750%	$10,707,000	$11,228,966
B&G Foods, Inc.
06/01/21	4.625%	10,261,000	10,209,695
Constellation Brands, Inc. Senior Unsecured
05/01/21	3.750%	4,039,000	3,948,123
Darling International, Inc. (a)
01/15/22	5.375%	9,528,000	9,790,020
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	5,036,000	4,897,510
TreeHouse Foods, Inc.
03/15/22	4.875%	1,970,000	1,994,625
Total			42,068,939

Gaming 4.1%

MCE Finance Ltd. (a)
02/15/21	5.000%	14,099,000	14,063,753
MGM Resorts International
10/01/20	6.750%	5,423,000	5,992,957
12/15/21	6.625%	12,546,000	13,804,364
PNK Finance Corp. (a)
08/01/21	6.375%	11,870,000	12,463,500
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	4,117,000	3,972,905
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	9,815,000	10,894,650
Senior Unsecured
10/01/20	7.804%	3,580,000	3,932,093
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,574,000	5,964,180
Studio City Finance Ltd. (a)
12/01/20	8.500%	20,001,000	22,251,112
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	7,772,000	7,616,560
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,481,000	4,542,379
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	24,485,000	24,852,275
Total			130,350,728

Gas Pipelines 5.3%

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	15,209,000	15,399,112
03/15/24	4.875%	5,832,000	5,802,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	$3,521,000	$3,679,445
El Paso LLC
Senior Secured
06/01/18	7.250%	3,378,000	3,847,805
09/15/20	6.500%	18,795,000	20,740,498
01/15/32	7.750%	3,363,000	3,633,772
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	28,548,000	31,117,320
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,217,255
02/15/23	5.500%	12,671,000	13,146,162
07/15/23	4.500%	16,983,000	16,558,425
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	5,453,000	5,671,120
07/15/21	6.500%	9,083,000	9,764,225
03/01/22	5.875%	6,225,000	6,520,688
04/15/23	5.500%	3,168,000	3,207,600
11/01/23	4.500%	6,105,000	5,753,963
Sonat, Inc. Senior Secured
02/01/18	7.000%	675,000	740,183
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,990,000	13,006,237
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,600,000
Total			167,406,650

Health Care 5.3%

Amsurg Corp.
11/30/20	5.625%	3,024,000	3,122,280
Biomet, Inc.
08/01/20	6.500%	1,990,000	2,176,563
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	12,662,000	13,120,997
Senior Secured
08/01/21	5.125%	2,318,000	2,364,360
Catamaran Corp.
03/15/21	4.750%	2,261,000	2,277,958
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	5,148,000	5,263,830
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	11,216,700
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	13,042,000	13,808,217
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	1,966,200
01/31/22	5.875%	5,572,000	5,934,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	$746,000	$837,385
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	13,964,000	14,749,475
HCA, Inc.
02/15/22	7.500%	10,000,000	11,405,000
Senior Secured
03/15/19	3.750%	5,177,000	5,215,827
02/15/20	6.500%	13,055,000	14,556,325
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	4,191,000	4,421,505
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	7,066,000	7,860,925
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,184,000	2,315,040
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	16,105,000	16,185,525
04/01/21	4.500%	3,272,000	3,175,476
Senior Unsecured
04/01/22	8.125%	19,188,000	21,298,680
Tenet Healthcare Corp. (a)
Senior Secured
10/01/20	6.000%	2,851,000	3,000,678
Total			166,273,126

Healthcare Insurance 0.1%

Centene Corp.
Senior Unsecured
05/15/22	4.750%	2,601,000	2,614,005
Centene Corp. (g)
Senior Unsecured
05/15/22	4.750%	1,102,000	1,107,510
Total			3,721,515

Home Construction 1.1%

Brookfield Residential Properties, Inc./U.S. Corp. (a)
07/01/22	6.125%	2,972,000	3,038,870
KB Home
05/15/19	4.750%	4,463,000	4,451,842
Meritage Homes Corp.
03/01/18	4.500%	5,044,000	5,157,490
04/15/20	7.150%	3,019,000	3,351,090
04/01/22	7.000%	3,538,000	3,878,533
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,593,000	3,943,317
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	1,323,000	1,451,993
04/15/20	7.750%	7,340,000	8,055,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Home Construction (continued)

04/15/21	5.250%	$600,000	$606,000
Total			33,934,785

Independent Energy 11.1%

Antero Resources Corp. (a)(g)
12/01/22	5.125%	5,800,000	5,850,750
Antero Resources Finance Corp. (a)
11/01/21	5.375%	4,699,000	4,804,727
Athlon Holdings LP/Finance Corp. (a)(g)
05/01/22	6.000%	17,078,000	17,291,475
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,312,000	5,683,840
Chesapeake Energy Corp.
08/15/20	6.625%	18,556,000	20,824,471
02/15/21	6.125%	19,295,000	21,128,025
03/15/23	5.750%	7,122,000	7,567,125
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,304,590
Comstock Resources, Inc.
06/15/20	9.500%	10,291,000	11,757,467
Concho Resources, Inc.
01/15/21	7.000%	6,799,000	7,546,890
01/15/22	6.500%	970,000	1,062,150
10/01/22	5.500%	6,032,000	6,326,060
04/01/23	5.500%	14,067,000	14,647,264
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Secured
05/01/19	6.875%	7,134,000	7,651,215
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	6,633,000	7,661,115
EXCO Resources, Inc.
04/15/22	8.500%	4,452,000	4,574,430
Kodiak Oil & Gas Corp.
12/01/19	8.125%	7,033,000	7,806,630
01/15/21	5.500%	13,559,000	13,965,770
02/01/22	5.500%	18,597,000	19,061,925
Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	12,838,100
05/01/22	7.375%	8,068,000	8,894,970
Laredo Petroleum, Inc. (a)
01/15/22	5.625%	11,179,000	11,374,632
MEG Energy Corp. (a)
03/31/24	7.000%	3,022,000	3,203,320
Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,695,607
11/01/21	6.500%	10,737,000	11,488,590
01/15/23	6.875%	13,244,000	14,336,630
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	6,064,000	6,579,440
Plains Exploration & Production Co.
11/15/20	6.500%	16,530,000	18,244,987
02/15/23	6.875%	4,859,000	5,442,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	$12,943,000	$14,302,015
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	1,758,000	1,907,430
Range Resources Corp.
06/01/21	5.750%	7,170,000	7,671,900
Rice Energy, Inc. (a)
05/01/22	6.250%	3,050,000	3,053,813
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,842,000	3,055,150
01/01/23	6.500%	2,889,000	3,112,898
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	8,363,000	8,195,740
SandRidge Energy, Inc.
10/15/22	8.125%	1,717,000	1,858,653
02/15/23	7.500%	1,475,000	1,559,813
Whiting Petroleum Corp.
10/01/18	6.500%	340,000	358,700
03/15/21	5.750%	8,654,000	9,281,415
Total			347,971,802

Lodging 1.2%

Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,837,087
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	15,804,000	16,515,180
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	15,854,000	17,203,206
Total			36,555,473

Media Cable 3.4%

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	4,298,000	4,298,000
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	13,729,000	15,273,512
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	6,760,000	7,081,100
DISH DBS Corp.
09/01/19	7.875%	8,675,000	10,290,719
06/01/21	6.750%	14,466,000	16,346,580
07/15/22	5.875%	14,663,000	15,817,711
Mediacom Broadband LLC/Corp. Senior Unsecured (a)
04/15/21	5.500%	1,142,000	1,139,145
Numericable Group SA (a)(g)
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

05/15/19	4.875%	$7,089,000	$7,159,890
05/15/22	6.000%	13,098,000	13,409,078
05/15/24	6.250%	4,828,000	4,942,665
Quebecor Media, Inc. (b)(c)
01/15/49	9.750%	1,885,000	75,777
Videotron Ltd.
07/15/22	5.000%	9,674,000	9,746,555
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	2,226,000	2,281,650
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	196,000	209,720
Total			108,072,102

Media Non-Cable 6.5%

AMC Networks, Inc.
07/15/21	7.750%	15,403,000	17,232,106
12/15/22	4.750%	11,626,000	11,596,935
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	4,627,000	4,742,675
02/15/24	5.625%	1,627,000	1,671,743
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	8,464,000	9,014,160
11/15/22	6.500%	24,721,000	26,451,470
DigitalGlobe, Inc.
02/01/21	5.250%	6,340,000	6,181,500
Gannett Co., Inc. (a)
10/15/19	5.125%	5,259,000	5,521,950
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,326,800
Intelsat Jackson Holdings SA
04/01/19	7.250%	5,390,000	5,774,038
10/15/20	7.250%	9,200,000	9,936,000
Intelsat Luxembourg SA
06/01/21	7.750%	8,044,000	8,385,870
Lamar Media Corp.
05/01/23	5.000%	4,959,000	4,983,795
Lamar Media Corp. (a)
01/15/24	5.375%	3,100,000	3,212,375
MDC Partners, Inc. (a)
04/01/20	6.750%	12,851,000	13,589,932
Netflix, Inc. Senior Unsecured (a)
03/01/24	5.750%	2,594,000	2,684,790
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,731,522
Nielsen Finance LLC/Co.
10/01/20	4.500%	7,149,000	7,202,617
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	3,877,000	3,886,693

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Starz LLC/Finance Corp.
09/15/19	5.000%	$2,864,000	$2,967,820
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	5,609,000	6,162,889
09/15/22	6.750%	9,215,000	10,136,500
05/15/23	5.125%	21,541,000	21,971,820
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	0.000%	753,352	19,662
Total			203,385,662

Metals 1.9%

ArcelorMittal
Senior Unsecured
03/01/21	6.000%	16,016,000	17,137,120
02/25/22	6.750%	11,918,000	13,220,473
CONSOL Energy, Inc.
03/01/21	6.375%	455,000	479,456
CONSOL Energy, Inc. (a)
04/15/22	5.875%	4,539,000	4,675,170
Calcipar SA Senior Secured (a)
05/01/18	6.875%	8,836,000	9,344,070
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,355,250
Constellium NV Senior Unsecured (a)(g)
05/15/24	5.750%	2,665,000	2,724,963
Peabody Energy Corp.
11/15/18	6.000%	7,000,000	7,437,500
11/15/21	6.250%	4,025,000	4,085,375
Total			60,459,377

Non-Captive Consumer 0.9%

Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	10,650,000	10,889,625
Springleaf Finance Corp.
12/15/17	6.900%	2,518,000	2,763,505
06/01/20	6.000%	4,486,000	4,542,075
10/01/21	7.750%	5,231,000	5,786,794
10/01/23	8.250%	3,579,000	3,990,585
Total			27,972,584

Non-Captive Diversified 2.6%

AerCap Aviation Solutions BV
05/30/17	6.375%	6,254,000	6,832,495
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	6,392,000	6,807,480
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	4,336,000	4,357,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	$6,714,000	$7,167,195
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	7,375,000	8,204,687
Senior Unsecured
02/15/19	5.500%	10,288,000	11,059,600
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	7,771,000	8,431,535
12/15/20	8.250%	14,612,000	17,625,725
04/15/21	4.625%	4,980,000	4,961,325
01/15/22	8.625%	4,638,000	5,681,550
Total			81,129,272

Oil Field Services 1.4%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	19,878,000	21,170,070
Oil States International, Inc.
06/01/19	6.500%	5,980,000	6,286,475
01/15/23	5.125%	5,283,000	5,916,960
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	11,271,000	10,961,047
Total			44,334,552

Other Financial Institutions 0.5%

FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,425,560
Icahn Enterprises LP/Finance Corp. (a)
08/01/20	6.000%	4,506,000	4,753,830
02/01/22	5.875%	7,847,000	7,964,705
Total			15,144,095

Other Industry 0.1%

Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	1,709,000	1,807,268

Packaging 0.8%

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	4,418,000	4,594,720
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	9,929,000	10,897,077
02/15/21	6.875%	5,000,000	5,381,250
Sealed Air Corp. (a)
12/01/20	6.500%	2,199,000	2,429,895
09/15/21	8.375%	2,581,000	2,974,603
Total			26,277,545

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Paper 0.1%

Graphic Packaging International, Inc.
04/15/21	4.750%	$3,944,000	$3,924,280

Pharmaceuticals 1.6%

Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	3,882,000	3,940,230
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,987,000	2,195,635
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	7,389,000	7,998,592
07/15/21	7.500%	10,556,000	11,769,940
12/01/21	5.625%	6,057,000	6,299,280
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	15,875,000	17,065,625
Total			49,269,302

Property & Casualty —%

Lumbermens Mutual Casualty Co. (a)(d)
12/01/37	8.300%	180,000	90
12/01/97	8.450%	4,600,000	2,300
Lumbermens Mutual Casualty Co. (d)
Subordinated Notes
07/01/26	9.150%	9,865,000	4,933
Total			7,323

Railroads 0.3%

Florida East Coast Holdings Corp. Senior Secured (a)
05/01/19	6.750%	8,921,000	9,166,328

REITs 0.3%

CyrusOne LP/Finance Corp.
11/15/22	6.375%	6,803,000	7,228,188
DuPont Fabros Technology LP
09/15/21	5.875%	3,532,000	3,682,110
Total			10,910,298

Retailers 0.5%

AutoNation, Inc.
02/01/20	5.500%	423,000	460,013
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,280,000
04/01/21	6.625%	3,530,000	3,949,187
Rite Aid Corp. Senior Secured
08/15/20	8.000%	7,033,000	7,771,465
Total			14,460,665

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology 5.0%

Alliance Data Systems Corp. (a)
12/01/17	5.250%	$8,453,000	$8,917,915
04/01/20	6.375%	4,734,000	5,041,710
Audatex North America, Inc. (a)
06/15/21	6.000%	3,421,000	3,669,023
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	5,399,000	5,776,930
CDW LLC/Finance Corp.
04/01/19	8.500%	3,892,000	4,261,740
Senior Secured
12/15/18	8.000%	11,663,000	12,523,146
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,429,563
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	3,467,000	3,536,340
07/15/21	7.000%	2,535,000	2,829,694
04/01/23	5.375%	12,540,000	12,759,450
First Data Corp. (a)
Secured
01/15/21	8.250%	23,486,000	25,306,165
Senior Secured
08/15/20	8.875%	4,800,000	5,322,000
Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	3,479,000	3,844,295
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.375%	4,263,000	4,699,957
Iron Mountain, Inc.
08/15/23	6.000%	4,550,000	4,834,375
NCR Corp.
07/15/22	5.000%	4,000,000	4,070,000
NCR Corp. (a)
Senior Unsecured
12/15/21	5.875%	2,100,000	2,220,750
12/15/23	6.375%	7,303,000	7,795,952
NXP BV/Funding LLC (a)
06/01/18	3.750%	11,934,000	11,919,082
02/15/21	5.750%	932,000	985,590
Nuance Communications, Inc. (a)
08/15/20	5.375%	17,834,000	17,923,170
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,564,990
Total			158,231,837

Textile —%

Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	1,137,000	1,233,645

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services 0.6%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	$6,171,000	$7,034,940
Hertz Corp. (The)
10/15/20	5.875%	4,650,000	4,929,000
01/15/21	7.375%	794,000	874,392
10/15/22	6.250%	6,845,000	7,324,150
Total			20,162,482

Wireless 6.4%

Altice SA (a)(g)
05/15/22	7.750%	7,810,000	8,141,925
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	9,594,000	9,737,910
01/15/23	5.250%	18,763,000	19,278,982
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	2,044,000	2,143,645
SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,988,750
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	2,363,000	2,569,763
Sprint Communications, Inc. (a)
11/15/18	9.000%	23,916,000	29,237,310
03/01/20	7.000%	14,361,000	16,569,004
Sprint Corp. (a)
09/15/21	7.250%	6,936,000	7,560,240
09/15/23	7.875%	13,897,000	15,321,442
T-Mobile USA, Inc.
04/28/21	6.633%	6,512,000	7,032,960
01/15/22	6.125%	5,853,000	6,152,966
04/28/22	6.731%	11,566,000	12,476,822
04/01/23	6.625%	9,185,000	9,827,950
04/28/23	6.836%	3,459,000	3,722,749
01/15/24	6.500%	5,853,000	6,138,334
Wind Acquisition Finance SA (a)
04/23/21	7.375%	7,904,000	8,121,360
Senior Secured
04/30/20	6.500%	19,462,000	20,872,995
Total			199,895,107

Wirelines 5.1%

CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	5,959,000	6,264,399
06/15/21	6.450%	32,592,000	35,117,880
12/01/23	6.750%	7,089,000	7,602,952
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	6,251,000	6,516,668
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	4,055,000	4,531,463
07/01/21	9.250%	13,663,000	16,156,497

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

04/15/22	8.750%	$2,346,000	$2,674,440
Level 3 Financing, Inc.
04/01/19	9.375%	15,814,000	17,474,470
07/01/19	8.125%	2,904,000	3,176,250
06/01/20	7.000%	5,681,000	6,121,278
07/15/20	8.625%	8,850,000	9,912,000
Level 3 Financing, Inc. (a)
01/15/21	6.125%	4,739,000	4,975,950
Level 3 Financing, Inc. (a)(f)
01/15/18	3.846%	2,394,000	2,429,910
Telecom Italia Capital SA
06/18/19	7.175%	10,101,000	11,717,160
Windstream Corp.
10/15/20	7.750%	9,094,000	9,821,520
06/01/22	7.500%	8,195,000	8,748,162
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	5,870,000	6,442,325
Total			159,683,324
Total Corporate Bonds & Notes (Cost: $2,591,775,465)			$2,712,391,291

Convertible Bonds —%

Wirelines —%

At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	3,896,787	390

Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 5.1%

Automotive —%

BHM Technologies LLC Term Loan (b)(c)(d)(f)(h)
11/26/13	0.000%	1,237,124	3,340

Chemicals 0.2%

PQ Corp. Term Loan (f)(h)
08/07/17	4.000%	6,303,532	6,294,329

Construction Machinery 0.4%

CPM Acquisition Corp. (f)(h)
1st Lien Term Loan
08/29/17	6.250%	7,418,883	7,446,704
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Construction Machinery (continued)

03/01/18	10.250%	$5,020,000	$5,082,750
Total			12,529,454

Diversified Manufacturing 0.6%

Gardner Denver, Inc. (f)(g)(h)
Term Loan
07/30/20	4.250%	8,737,810	8,720,509
Gardner Denver, Inc. (f)(h)
Term Loan
07/30/20	4.250%	10,072,110	10,052,167
Total			18,772,676

Food and Beverage —%

Diamond Foods, Inc. Term Loan (f)(h)
08/20/18	4.250%	1,538,145	1,534,300

Health Care 0.8%

CHS/Community Health Systems, Inc. Tranche D Term Loan (f)(h)
01/27/21	4.250%	3,115,193	3,125,878
US Renal Care, Inc. (f)(h)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	6,152,331	6,142,057
2nd Lien Tranche B-1 Term Loan
07/03/20	8.500%	3,334,539	3,355,380
United Surgical Partners International, Inc. Tranche B Term Loan (f)(h)
04/03/19	4.750%	11,572,775	11,582,380
Total			24,205,695

Lodging 0.1%

Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(h)
12/28/20	6.250%	2,112,000	2,138,400
Playa Resorts Holding Term Loan (f)(h)
08/09/19	4.000%	3,015,845	3,010,205
Total			5,148,605

Metals 0.7%

Arch Coal, Inc. Term Loan (f)(h)
05/16/18	6.250%	21,992,530	21,360,245

Property & Casualty 0.6%

Asurion LLC (f)(h)
2nd Lien Term Loan
03/03/21	8.500%	14,321,000	14,696,926

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Property & Casualty (continued)

Tranche B-1 Term Loan
05/24/19	5.000%	$3,613,695	$3,615,719
Total			18,312,645

Retailers 0.8%

Men’s Wearhouse, Inc. Tranche B Term Loan (f)(g)(h)
04/16/21	4.500%	4,396,000	4,390,505
Neiman Marcus Group, Inc. (The) Term Loan (f)(h)
10/25/20	4.250%	14,236,320	14,188,344
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (f)(h)
08/21/20	5.750%	5,972,000	6,076,510
Total			24,655,359

Technology 0.9%

Applied Systems, Inc. 1st Lien Term Loan (f)(h)
01/25/21	4.250%	934,657	932,825
Avago Technologies Ltd. Tranche B Term Loan (f)(g)(h)
12/16/20	3.750%	9,390,000	9,414,790
Interactive Data Corp. Tranche B Term Loan (f)(g)(h)
04/07/21	4.750%	5,850,000	5,830,519
Triple Point Group Holdings, Inc. 1st Lien Term Loan (f)(h)
07/10/20	5.250%	13,317,897	12,452,234
Total			28,630,368

Total Senior Loans (Cost: $164,025,771)			$161,447,016

Issuer		Shares	Value

Common Stocks —%

CONSUMER DISCRETIONARY —%

Auto Components —%

Lear Corp.		1,083	$89,954

Media —%

Haights Cross Communications, Inc. (b)(c)(e)(i)		275,078	—
Loral Space & Communications, Inc. (i)		101	7,271

Issuer		Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media (continued)

Ziff Davis Holdings, Inc. (b)(c)(i)		6,107	$61
Total			7,332
TOTAL CONSUMER DISCRETIONARY			97,286

FINANCIALS —%

Diversified Financial Services —%

Adelphia Recovery Trust (b)(c)(i)	1,410,902		14,109
TOTAL FINANCIALS			14,109

INDUSTRIALS —%

Airlines —%

Delta Air Lines, Inc.	1,342		49,426

Building Products —%

BHM Technologies LLC (b)(c)(i)	115,119		1,151
TOTAL INDUSTRIALS			50,577

MATERIALS —%

Metals & Mining —%

Neenah Enterprises, Inc. (b)(c)(i)	162,528		731,376
TOTAL MATERIALS			731,376

UTILITIES —%

Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow (b)(c)(e)(i)	23,187,000		—
TOTAL UTILITIES			—
Total Common Stocks (Cost: $4,795,251)			$893,348

Issuer		Shares	Value

Preferred Stocks —%

INDUSTRIALS —%

Industrial Conglomerates —%

BHM Technologies LLC (b)(c)(i)		1,378	$14
Total Preferred Stocks (Cost: $74)			$14

Warrants —%

CONSUMER DISCRETIONARY —%

Auto Components —%

Lear Corp. (i)		121	$19,969

Media —%

ION Media Networks, Inc. (b)(c)(i)
12/18/16	0.000%	221	2
12/18/16	0.000%	223	3
Total			5
Total			19,974
Total Warrants (Cost: $1,137,893)			$19,974

		Shares	Value

Money Market Funds 8.1%

Columbia Short-Term Cash Fund, 0.092% (j)(k)		254,313,779	$254,313,779
Total Money Market Funds (Cost: $254,313,779)			$254,313,779

Total Investments (Cost: $3,016,048,233) (l)			$3,129,065,812(m)
Other Assets & Liabilities, Net			15,607,522
Net Assets			$3,144,673,334

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $685,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(527)	USD	(65,570,331)	06/2014	—	(83,639)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $1,059,556,605 or 33.69% of net assets.

(b)

Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2014 was $903,122, representing 0.03% of net assets. Information concerning such security holdings at April 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust
Common Stock	05-17-2002 - 06-07-2002	278,750
At Home Corp.
Subordinated Notes
06/12/15 4.750%	7-26-2005	—
BHM Technologies LLC
Common Stock	7-21-2006	6,216
BHM Technologies LLC
Preferred Stock	7-21-2006	74
BHM Technologies LLC
Term Loan
11/26/13 0.000%	07-21-2006 - 03-31-2010	2,899,551
Calpine Corp. Escrow
Common Stock	9-29-2011	—
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-2004 - 04-12-2005	5,854,200
Haights Cross Communications, Inc.
Common Stock	01-15-2004 - 02-03-2006	3,131,160
ION Media Networks, Inc.
12/18/16 0.000%	12-19-2005 - 04-14-2009	1,137,893
ION Media Networks, Inc.
12/18/16 0.000%	03-12-2011	—
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Neenah Enterprises, Inc.
Common Stock	8-2-2010	1,376,616
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007 - 07-24-2008	22,404
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	11-27-2000 - 04-20-2001	53,835
Ziff Davis Holdings, Inc.
Common Stock	7-1-2008	61
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	551,540

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $903,122, which represents 0.03% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2014, the value of these securities amounted to $31,406, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	Variable rate security.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	146,606,104	842,174,277	(734,466,602)	254,313,779	85,080	254,313,779

(k)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(l)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $3,016,048,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$134,768,000
Unrealized Depreciation	(21,750,000)
Net Unrealized Appreciation	$113,018,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK          Payment-in-Kind

Currency Legend

USD        US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	74,596,680	691	74,597,371
Entertainment	—	37,391,358	56,546	37,447,904
Media Cable	—	107,996,325	75,777	108,072,102
Media Non-Cable	—	203,366,000	19,662	203,385,662
All other industries	—	2,288,888,252	—	2,288,888,252
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	2,712,238,615	153,066	2,712,391,681
Equity Securities
Common Stocks
Consumer Discretionary	97,225	—	61	97,286
Financials	—	—	14,109	14,109
Industrials	49,426	—	1,151	50,577
Materials	—	—	731,376	731,376
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	19,969	—	5	19,974
Total Equity Securities	166,620	—	746,716	913,336
Other
Senior Loans
Automotive	—	—	3,340	3,340
Construction Machinery	—	7,446,704	5,082,750	12,529,454
Lodging	—	3,010,205	2,138,400	5,148,605
Technology	—	16,178,134	12,452,234	28,630,368
All other industries	—	115,135,249	—	115,135,249
Total Other	—	141,770,292	19,676,724	161,447,016
Mutual Funds
Money Market Funds	254,313,779	—	—	254,313,779
Total Mutual Funds	254,313,779	—	—	254,313,779
Investments in Securities	254,480,399	2,854,008,907	20,576,506	3,129,065,812
Derivatives
Liabilities
Futures Contracts	(83,639)	—	—	(83,639)
Total	254,396,760	2,854,008,907	20,576,506	3,128,982,173

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Other senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	13,589,100	13,589,100	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 15.0%
Aerospace & Defense 0.6%
L-3 Communications Corp.
10/15/19	5.200%	$250,000	$276,235
02/15/21	4.950%	1,250,000	1,361,786
Total			1,638,021
Chemicals 0.5%
CF Industries, Inc.
03/15/34	5.150%	1,250,000	1,308,693
Electric 0.7%
FirstEnergy Corp. Senior Unsecured
11/15/31	7.375%	1,750,000	2,031,521
Gas Pipelines 0.1%
El Paso Pipeline Partners Operating Co. LLC (a)
05/01/24	4.300%	160,000	160,414
Independent Energy 0.4%
CNOOC Nexen Finance ULC
04/30/24	4.250%	400,000	395,901
Hess Corp. Senior Unsecured
08/15/31	7.300%	500,000	642,117
Total			1,038,018
Integrated Energy 0.6%
Murphy Oil Corp. Senior Unsecured
12/01/22	3.700%	1,750,000	1,708,733
Life Insurance 0.9%
Genworth Financial, Inc.
06/15/20	7.700%	500,000	614,591
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	535,857
06/15/34	6.500%	1,250,000	1,491,230
Total			2,641,678
Media Cable 1.1%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	1,500,000	1,467,186
Time Warner Cable, Inc.
05/01/37	6.550%	1,000,000	1,225,963
11/15/40	5.875%	250,000	288,394
Total			2,981,543

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 4.1%
Alcoa, Inc.
Senior Unsecured
04/15/21	5.400%	$1,500,000	$1,584,496
01/15/28	6.750%	500,000	539,600
Anglo American Capital PLC (b)
09/27/22	4.125%	1,750,000	1,712,380
ArcelorMittal Senior Unsecured
06/01/18	6.125%	750,000	822,187
Freeport-McMoRan Copper & Gold, Inc.
03/15/20	3.100%	1,000,000	990,414
03/15/23	3.875%	500,000	486,698
Glencore Funding LLC (b)
04/29/24	4.625%	1,500,000	1,499,700
Kinross Gold Corp. (b)
03/15/24	5.950%	1,000,000	1,012,516
Vale Overseas Ltd.
01/11/22	4.375%	1,250,000	1,266,820
Vale SA Senior Unsecured
09/11/42	5.625%	1,500,000	1,451,280
Total			11,366,091
Non-Captive Diversified 0.6%
International Lease Finance Corp. Senior Unsecured
04/15/21	4.625%	1,750,000	1,743,437
Oil Field Services 0.6%
Weatherford International Ltd.
04/15/22	4.500%	1,500,000	1,582,037
Property & Casualty 0.6%
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	1,500,000	1,618,137
REITs 0.2%
Duke Realty LP
10/15/22	3.875%	500,000	497,046
Technology 0.9%
Hewlett-Packard Co. Senior Unsecured
12/09/21	4.650%	500,000	539,158
Pitney Bowes, Inc. Senior Unsecured
03/15/24	4.625%	1,250,000	1,257,436

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Xerox Corp. Senior Unsecured
12/15/39	6.750%	$750,000	$888,289
Total			2,684,883
Wirelines 3.1%
BellSouth Corp.
Senior Unsecured
10/15/31	6.875%	500,000	592,027
11/15/34	6.000%	508,000	564,327
CenturyLink, Inc. Senior Unsecured
04/01/17	6.000%	750,000	828,750
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	618,183
Telecom Italia Capital SA
10/01/15	5.250%	500,000	526,250
06/04/18	6.999%	500,000	571,875
06/18/19	7.175%	500,000	580,000
06/04/38	7.721%	1,000,000	1,095,000
Telefonica Emisiones SAU
04/27/15	3.729%	500,000	513,853
07/15/19	5.877%	1,000,000	1,147,191
Verizon New England, Inc.
11/15/29	7.875%	500,000	629,101
Verizon New York, Inc.
04/01/32	7.375%	800,000	979,764
Total			8,646,321
Total Corporate Bonds & Notes (Cost: $40,161,668)			$41,646,573

Residential Mortgage-Backed Securities - Agency 5.3%
Federal National Mortgage Association (a)(c)
05/12/44	3.000%	15,000,000	14,615,625
Total Residential Mortgage-Backed Securities - Agency (Cost: $14,400,938)			$14,615,625

Residential Mortgage-Backed Securities - Non-Agency 0.4%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	373,457	376,122
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A5 (b)(c)(d)
04/26/37	4.500%	560,436	559,754

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Re-Remic Trust CMO Series 2010-R9 Class 3A (b)(c)
11/26/36	3.250%	$47,895		$47,857
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $967,682)				$983,733

Commercial Mortgage-Backed Securities - Non-Agency —%
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (c)
03/10/39	5.381%	114,341		116,316
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $118,263)				$116,316

Asset-Backed Securities - Non-Agency 1.2%
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)(d)(e)
07/15/26	2.227%	750,000		738,750
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (b)(d)
05/01/22	0.455%	1,000,000		981,881
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(d)
04/20/25	1.878%	1,500,000		1,467,285
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(d)
01/15/24	0.976%	250,000		245,434
Total Asset-Backed Securities - Non-Agency (Cost: $3,455,276)				$3,433,350

Inflation-Indexed Bonds(f) 81.2%
BRAZIL 3.2%
Brazil Notas do Tesouro Nacional
Series B
08/15/16	6.000%	BRL	7,270,326	3,324,748
08/15/18	6.000%	BRL	12,330,473	5,583,378
Total				8,908,126
MEXICO 0.4%
Mexican Udibonos
11/15/40	4.000%	MXN	13,158,360	1,065,272

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (f) (continued)
TURKEY 2.9%
Turkey Government Bond
05/21/14	9.000%	TRY $	3,622,631	$1,727,993
02/11/15	4.500%	TRY	9,970,271	4,832,820
02/20/19	3.500%	TRY	3,032,535	1,523,105
Total				8,083,918
UNITED STATES 74.7%
U.S. Treasury Inflation-Indexed Bond
01/15/15	1.625%	3,073,925		3,147,650
04/15/15	0.500%	9,208,730		9,379,239
07/15/15	1.875%	8,449,280		8,843,363
01/15/16	2.000%	8,280,370		8,779,776
04/15/16	0.125%	4,254,640		4,376,297
04/15/19	0.125%	500,985		511,396
01/15/21	1.125%	14,489,145		15,489,801
01/15/22	0.125%	3,111,960		3,076,950
01/15/23	0.125%	2,034,300		1,989,004
07/15/23	0.375%	4,035,440		4,035,755
01/15/25	2.375%	12,455,400		14,830,682
01/15/26	2.000%	5,914,550		6,830,383
01/15/27	2.375%	6,403,210		7,716,367
01/15/28	1.750%	19,331,903		21,777,079
04/15/28	3.625%	7,983,800		11,015,776
01/15/29	2.500%	21,870,600		27,010,191
04/15/29	3.875%	18,566,210		26,620,752
02/15/40	2.125%	14,121,250		17,372,442
02/15/42	0.750%	15,585,600		14,051,385
02/15/43	0.625%	255,295		221,608
Total				207,075,896
Total Inflation-Indexed Bonds (Cost: $224,943,379)				$225,133,212

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) 1.3%
MEXICO 0.2%
Petroleos Mexicanos
01/30/23	3.500%	$500,000	$473,750
NETHERLANDS 0.3%
Petrobras Global Finance BV
03/17/24	6.250%	665,000	698,519
Petrobras Global Finance BV (d)
03/17/17	2.593%	200,000	202,000
Total			900,519
TURKEY 0.8%
Turkey Government International Bond
03/22/24	5.750%	1,500,000	1,602,750
Senior Unsecured
04/03/18	6.750%	500,000	560,750
Total			2,163,500
Total Foreign Government Obligations (Cost: $3,429,161)			$3,537,769

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.092% (h)(i)	431,806	$431,806
Total Money Market Funds (Cost: $431,806)		$431,806
Total Investments
(Cost: $287,908,173) (j)		$289,898,384(k)
Other Assets & Liabilities, Net		(12,670,569)
Net Assets		$277,227,815

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	5/15/2014	221,710 USD	500,000 BRL	1,588	—
State Street Bank & Trust Company	5/23/2014	462,376 USD	1,000,000 TRY	8,525	—
Total				10,113	—

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $1,639,294 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(569)	EUR	(99,283,059)	06/2014	—	(320,082)
US 10YR NOTE	406	USD	50,515,283	06/2014	229,542	—
US 5YR NOTE	(359)	USD	(42,883,674)	06/2014	13,723	—
US LONG BOND	(326)	USD	(43,989,625)	06/2014	—	(865,924)
US ULTRA T-BOND	(66)	USD	(9,720,562)	06/2014	—	(249,684)
Total					243,265	(1,435,690)

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $9,883,694 or 3.57% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Variable rate security.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2014, the value of these securities amounted to $738,750, which represents 0.27% of net assets.

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	230,170	62,815,257	(62,613,621)	431,806	994	431,806

(j)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $287,908,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,413,000
Unrealized Depreciation	(4,423,000)
Net Unrealized Appreciation	$1,990,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	41,646,573	—	41,646,573
Residential Mortgage-Backed Securities - Agency	—	14,615,625	—	14,615,625
Residential Mortgage-Backed Securities - Non-Agency	—	983,733	—	983,733
Commercial Mortgage-Backed Securities - Non-Agency	—	116,316	—	116,316
Asset-Backed Securities - Non-Agency	—	2,694,600	738,750	3,433,350
Inflation-Indexed Bonds	—	225,133,212	—	225,133,212
Foreign Government Obligations	—	3,537,769	—	3,537,769
Total Bonds	—	288,727,828	738,750	289,466,578
Mutual Funds
Money Market Funds	431,806	—	—	431,806
Total Mutual Funds	431,806	—	—	431,806
Investments in Securities	431,806	288,727,828	738,750	289,898,384
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	10,113	—	10,113
Futures Contracts	243,265	—	—	243,265
Liabilities
Futures Contracts	(1,435,690)	—	—	(1,435,690)
Total	(760,619)	288,737,941	738,750	288,716,072

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Large Core Quantitative Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 11.7%
Auto Components 1.0%
Delphi Automotive PLC	579,600	$38,740,464
Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Class A	198,400	11,493,312
Starwood Hotels & Resorts Worldwide, Inc.	311,600	23,884,140
Total		35,377,452
Household Durables 0.7%
Whirlpool Corp.	190,100	29,157,538
Internet & Catalog Retail 0.2%
Priceline Group, Inc. (The) (a)	5,200	6,020,300
Media 4.2%
Comcast Corp., Class A	1,530,105	79,198,235
DIRECTV (a)	383,000	29,720,800
Time Warner Cable, Inc.	110,200	15,588,892
Viacom, Inc., Class B	445,400	37,850,092
Total		162,358,019
Specialty Retail 4.0%
Best Buy Co., Inc.	1,596,700	41,402,431
GameStop Corp., Class A	313,800	12,451,584
Home Depot, Inc. (The)	1,098,800	87,365,588
Lowe’s Companies, Inc.	359,000	16,481,690
Total		157,701,293
Textiles, Apparel & Luxury Goods 0.7%
VF Corp.	477,100	29,146,039
TOTAL CONSUMER DISCRETIONARY		458,501,105
CONSUMER STAPLES 9.7%
Food & Staples Retailing 2.4%
CVS Caremark Corp.	316,700	23,030,424
Kroger Co. (The)	1,564,400	72,024,976
Total		95,055,400
Food Products 2.9%
Archer-Daniels-Midland Co.	961,700	42,055,141
Tyson Foods, Inc., Class A	1,639,100	68,793,027
Total		110,848,168
Household Products 0.7%
Kimberly-Clark Corp.	237,900	26,704,275

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 3.7%
Altria Group, Inc.	1,773,900	$71,151,129
Lorillard, Inc.	1,250,700	74,316,594
Total		145,467,723
TOTAL CONSUMER STAPLES		378,075,566
ENERGY 10.7%
Energy Equipment & Services 1.8%
National Oilwell Varco, Inc.	919,100	72,176,923
Oil, Gas & Consumable Fuels 8.9%
Chevron Corp.	507,700	63,726,504
ConocoPhillips	1,200,360	89,198,752
EOG Resources, Inc.	173,500	17,003,000
Exxon Mobil Corp.	351,100	35,956,151
Murphy Oil Corp.	163,000	10,339,090
Phillips 66	697,300	58,029,306
Valero Energy Corp.	1,284,900	73,457,733
Total		347,710,536
TOTAL ENERGY		419,887,459
FINANCIALS 15.4%
Banks 4.3%
Citigroup, Inc.	1,759,900	84,316,809
Comerica, Inc.	331,300	15,981,912
JPMorgan Chase & Co.	880,415	49,285,632
KeyCorp	1,370,900	18,699,076
Total		168,283,429
Capital Markets 3.1%
BlackRock, Inc.	149,600	45,029,600
Goldman Sachs Group, Inc. (The)	328,400	52,484,888
State Street Corp.	354,600	22,892,976
Total		120,407,464
Consumer Finance 2.2%
Capital One Financial Corp.	373,100	27,572,090
Discover Financial Services	722,100	40,365,390
SLM Corp.	776,400	19,992,300
Total		87,929,780
Insurance 3.5%
ACE Ltd.	287,300	29,396,536
Aon PLC	283,200	24,038,016
MetLife, Inc.	378,700	19,824,945
Prudential Financial, Inc.	197,400	15,926,232

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Travelers Companies, Inc. (The)	522,300	$47,309,934
Total		136,495,663
Real Estate Investment Trusts (REITs) 2.3%
Public Storage	422,200	74,100,322
Simon Property Group, Inc.	95,800	16,592,560
Total		90,692,882
TOTAL FINANCIALS		603,809,218
HEALTH CARE 13.1%
Biotechnology 2.5%
Amgen, Inc.	148,900	16,639,575
Celgene Corp. (a)	150,200	22,080,902
Gilead Sciences, Inc. (a)	590,600	46,356,194
Pharmacyclics, Inc. (a)	28,400	2,686,072
Vertex Pharmaceuticals, Inc. (a)	137,700	9,322,290
Total		97,085,033
Health Care Equipment & Supplies 3.7%
Becton Dickinson and Co.	308,500	34,869,755
CR Bard, Inc.	248,600	34,140,238
Medtronic, Inc.	1,275,300	75,013,146
Total		144,023,139
Health Care Providers & Services 1.9%
Cardinal Health, Inc.	507,800	35,297,178
WellPoint, Inc.	410,000	41,278,800
Total		76,575,978
Pharmaceuticals 5.0%
AbbVie, Inc.	303,700	15,816,696
Eli Lilly & Co.	949,500	56,115,450
Merck & Co., Inc.	197,100	11,542,176
Pfizer, Inc.	3,589,405	112,276,588
Total		195,750,910
TOTAL HEALTH CARE		513,435,060
INDUSTRIALS 11.0%
Aerospace & Defense 3.8%
Lockheed Martin Corp.	392,400	64,408,536
Northrop Grumman Corp.	260,900	31,701,959
Raytheon Co.	535,500	51,129,540
Total		147,240,035
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	525,200	51,732,200

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.9%
Southwest Airlines Co.	1,420,900	$34,343,153
Electrical Equipment 2.2%
Emerson Electric Co.	1,108,000	75,543,440
Rockwell Automation, Inc.	99,900	11,906,082
Total		87,449,522
Machinery 2.3%
Caterpillar, Inc.	237,000	24,979,800
Illinois Tool Works, Inc.	651,600	55,535,868
Pentair Ltd.	158,100	11,745,249
Total		92,260,917
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	64,600	7,155,096
Huron Consulting Group, Inc. (a)	218	15,522
Total		7,170,618
Road & Rail 0.3%
Union Pacific Corp.	55,600	10,587,908
TOTAL INDUSTRIALS		430,784,353
INFORMATION TECHNOLOGY 18.8%
Communications Equipment 3.6%
Cisco Systems, Inc.	3,900,000	90,129,000
QUALCOMM, Inc.	631,500	49,705,365
Total		139,834,365
Internet Software & Services 1.3%
Google, Inc., Class A (a)	19,150	10,242,952
Google, Inc., Class C (a)	19,150	10,085,539
VeriSign, Inc. (a)	611,800	28,864,724
Total		49,193,215
IT Services 3.2%
MasterCard, Inc., Class A	1,154,600	84,920,830
Visa, Inc., Class A	197,300	39,974,953
Total		124,895,783
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	304,000	15,592,160
Broadcom Corp., Class A	188,000	5,792,280
Intel Corp.	1,444,500	38,553,705
Total		59,938,145

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 6.0%
Microsoft Corp. (b)	3,044,800	$123,009,920
Oracle Corp.	2,566,700	104,926,696
VMware, Inc., Class A (a)	79,600	7,363,796
Total		235,300,412
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	210,840	124,414,575
TOTAL INFORMATION TECHNOLOGY		733,576,495
MATERIALS 3.6%
Chemicals 3.0%
CF Industries Holdings, Inc.	35,400	8,679,018
LyondellBasell Industries NV, Class A	702,700	64,999,750
PPG Industries, Inc.	227,100	43,971,102
Total		117,649,870
Paper & Forest Products 0.6%
International Paper Co.	511,900	23,880,135
TOTAL MATERIALS		141,530,005
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	1,757,600	82,132,648
TOTAL TELECOMMUNICATION SERVICES		82,132,648

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.5%
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The)	2,914,900	$42,120,305
Multi-Utilities 2.4%
Ameren Corp.	375,000	15,491,250
Public Service Enterprise Group, Inc.	1,913,500	78,396,095
Total		93,887,345
TOTAL UTILITIES		136,007,650
Total Common Stocks (Cost: $3,189,237,315)		$3,897,739,559

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	18,375,226	$18,375,226
Total Money Market Funds (Cost: $18,375,226)		$18,375,226
Total Investments
(Cost: $3,207,612,541) (e)		$3,916,114,785(f)
Other Assets & Liabilities, Net		(2,370,168)
Net Assets		$3,913,744,617

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, securities totaling $2,718,920 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	41	USD	19,248,475	06/2014	48,234	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,819,613	346,889,394	(341,333,781)	18,375,226	16,175	18,375,226

(e)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $3,207,613,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$748,836,000
Unrealized Depreciation	(40,334,000)
Net Unrealized Appreciation	$708,502,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	458,501,105	—	—	458,501,105
Consumer Staples	378,075,566	—	—	378,075,566
Energy	419,887,459	—	—	419,887,459
Financials	603,809,218	—	—	603,809,218
Health Care	513,435,060	—	—	513,435,060
Industrials	430,784,353	—	—	430,784,353
Information Technology	733,576,495	—	—	733,576,495
Materials	141,530,005	—	—	141,530,005
Telecommunication Services	82,132,648	—	—	82,132,648
Utilities	136,007,650	—	—	136,007,650
Total Equity Securities	3,897,739,559	—	—	3,897,739,559
Mutual Funds
Money Market Funds	18,375,226	—	—	18,375,226
Total Mutual Funds	18,375,226	—	—	18,375,226
Investments in Securities	3,916,114,785	—	—	3,916,114,785
Derivatives
Assets
Futures Contracts	48,234	—	—	48,234
Total	3,916,163,019	—	—	3,916,163,019

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Growth Quantitative Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
CONSUMER DISCRETIONARY 18.3%
Auto Components 1.8%
Delphi Automotive PLC	153,100	$10,233,204
Hotels, Restaurants & Leisure 2.4%
Bally Technologies, Inc. (a)	111,800	7,279,298
Brinker International, Inc.	46,600	2,289,924
Las Vegas Sands Corp.	51,600	4,083,108
Total		13,652,330
Internet & Catalog Retail 1.2%
Priceline Group, Inc. (The) (a)	5,800	6,714,950
Media 4.3%
Comcast Corp., Class A	174,200	9,016,592
DIRECTV (a)	46,500	3,608,400
DISH Network Corp., Class A (a)	19,900	1,131,514
Viacom, Inc., Class B	123,400	10,486,532
Total		24,243,038
Multiline Retail 1.6%
Macy’s, Inc.	155,700	8,941,851
Specialty Retail 3.5%
Best Buy Co., Inc.	179,100	4,644,063
Home Depot, Inc. (The)	184,900	14,701,399
Total		19,345,462
Textiles, Apparel & Luxury Goods 3.5%
Hanesbrands, Inc.	127,300	10,450,057
VF Corp.	146,100	8,925,249
Total		19,375,306
TOTAL CONSUMER DISCRETIONARY		102,506,141
CONSUMER STAPLES 11.4%
Beverages 1.5%
Coca-Cola Enterprises, Inc.	185,100	8,410,944
Food & Staples Retailing 2.6%
CVS Caremark Corp.	47,400	3,446,928
Kroger Co. (The)	241,843	11,134,452
Total		14,581,380
Food Products 1.6%
Archer-Daniels-Midland Co.	204,500	8,942,785

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.1%
Kimberly-Clark Corp.	57,400	$6,443,150
Tobacco 4.6%
Altria Group, Inc.	337,524	13,538,087
Lorillard, Inc.	187,300	11,129,366
Philip Morris International, Inc.	12,000	1,025,160
Total		25,692,613
TOTAL CONSUMER STAPLES		64,070,872
ENERGY 4.7%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	131,700	9,205,830
Cameron International Corp. (a)	12,400	805,504
Schlumberger Ltd.	5,500	558,525
Total		10,569,859
Oil, Gas & Consumable Fuels 2.8%
Anadarko Petroleum Corp.	39,800	3,940,996
EOG Resources, Inc.	106,300	10,417,400
World Fuel Services Corp.	25,100	1,143,054
Total		15,501,450
TOTAL ENERGY		26,071,309
FINANCIALS 5.1%
Capital Markets 1.2%
Waddell & Reed Financial, Inc., Class A	98,500	6,643,825
Diversified Financial Services 0.7%
McGraw Hill Financial, Inc.	53,000	3,918,290
Insurance 1.2%
Aon PLC	27,100	2,300,248
Travelers Companies, Inc. (The)	52,400	4,746,392
Total		7,046,640
Real Estate Investment Trusts (REITs) 2.0%
Corrections Corp. of America	54,000	1,771,200
Omega Healthcare Investors, Inc.	78,400	2,726,752
Public Storage	38,100	6,686,931
Total		11,184,883
TOTAL FINANCIALS		28,793,638

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 12.0%
Biotechnology 4.5%
Amgen, Inc.	35,700	$3,989,475
Biogen Idec, Inc. (a)	9,000	2,584,080
Celgene Corp. (a)	26,000	3,822,260
Gilead Sciences, Inc. (a)	148,100	11,624,369
Incyte Corp., Ltd. (a)	12,500	607,000
Pharmacyclics, Inc. (a)	8,200	775,556
Vertex Pharmaceuticals, Inc. (a)	26,400	1,787,280
Total		25,190,020
Health Care Equipment & Supplies 1.7%
Becton Dickinson and Co.	8,600	972,058
CR Bard, Inc.	63,300	8,692,989
Total		9,665,047
Health Care Providers & Services 1.8%
Community Health Systems, Inc. (a)	66,300	2,512,107
Express Scripts Holding Co. (a)	111,800	7,443,644
Total		9,955,751
Life Sciences Tools & Services 0.1%
Charles River Laboratories International, Inc. (a)	13,000	698,360
Pharmaceuticals 3.9%
AbbVie, Inc.	209,300	10,900,344
Eli Lilly & Co.	169,519	10,018,573
Jazz Pharmaceuticals PLC (a)	5,300	714,970
Total		21,633,887
TOTAL HEALTH CARE		67,143,065
INDUSTRIALS 12.1%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	65,000	10,669,100
Air Freight & Logistics 2.1%
United Parcel Service, Inc., Class B	122,800	12,095,800
Airlines 1.2%
Southwest Airlines Co.	269,600	6,516,232
Electrical Equipment 1.9%
Emerson Electric Co.	153,256	10,448,994

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 4.8%
Caterpillar, Inc.	73,000	$7,694,200
IDEX Corp.	119,000	8,873,830
Illinois Tool Works, Inc.	94,700	8,071,281
WABCO Holdings, Inc. (a)	23,500	2,514,735
Total		27,154,046
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	9,000	996,840
TOTAL INDUSTRIALS		67,881,012
INFORMATION TECHNOLOGY 26.0%
Communications Equipment 2.3%
QUALCOMM, Inc.	163,600	12,876,956
Internet Software & Services 3.4%
Facebook, Inc., Class A (a)	63,500	3,796,030
Google, Inc., Class A (a)	7,090	3,792,299
Google, Inc., Class C (a)	7,090	3,734,020
VeriSign, Inc. (a)	164,600	7,765,828
Total		19,088,177
IT Services 5.3%
FleetCor Technologies, Inc. (a)	74,200	8,468,446
International Business Machines Corp.	11,720	2,302,628
MasterCard, Inc., Class A	175,000	12,871,250
Visa, Inc., Class A	28,600	5,794,646
Total		29,436,970
Semiconductors & Semiconductor Equipment 1.2%
Broadcom Corp., Class A	164,300	5,062,083
Intel Corp.	69,200	1,846,948
Total		6,909,031
Software 8.6%
Microsoft Corp. (b)	614,790	24,837,516
Oracle Corp.	425,600	17,398,528
VMware, Inc., Class A (a)	64,600	5,976,146
Total		48,212,190
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	49,211	29,038,919
TOTAL INFORMATION TECHNOLOGY		145,562,243

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.7%
Chemicals 3.2%
LyondellBasell Industries NV, Class A	12,200	$1,128,500
PPG Industries, Inc.	42,900	8,306,298
Westlake Chemical Corp.	124,300	8,850,160
Total		18,284,958
Containers & Packaging 1.0%
Rock-Tenn Co., Class A	56,700	5,421,087
Paper & Forest Products 0.5%
International Paper Co.	57,000	2,659,050
TOTAL MATERIALS		26,365,095
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	227,200	10,617,056
TOTAL TELECOMMUNICATION SERVICES		10,617,056

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.3%
Gas Utilities 0.3%
Questar Corp.	71,100	$1,726,308
TOTAL UTILITIES		1,726,308
Total Common Stocks (Cost: $436,551,455)		$540,736,739

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	19,377,301	$19,377,301
Total Money Market Funds (Cost: $19,377,301)		$19,377,301
Total Investments
(Cost: $455,928,756) (e)		$560,114,040(f)
Other Assets & Liabilities, Net		15,236
Net Assets		$560,129,276

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, securities totaling $1,434,200 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	42	USD	19,717,950	06/2014	154,676	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,931,994	95,770,160	(83,324,853)	19,377,301	5,405	19,377,301

(e)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $455,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$110,353,000
Unrealized Depreciation	(6,168,000)
Net Unrealized Appreciation	$104,185,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	102,506,141	—	—	102,506,141
Consumer Staples	64,070,872	—	—	64,070,872
Energy	26,071,309	—	—	26,071,309
Financials	28,793,638	—	—	28,793,638
Health Care	67,143,065	—	—	67,143,065
Industrials	67,881,012	—	—	67,881,012
Information Technology	145,562,243	—	—	145,562,243
Materials	26,365,095	—	—	26,365,095
Telecommunication Services	10,617,056	—	—	10,617,056
Utilities	1,726,308	—	—	1,726,308
Total Equity Securities	540,736,739	—	—	540,736,739
Mutual Funds
Money Market Funds	19,377,301	—	—	19,377,301
Total Mutual Funds	19,377,301	—	—	19,377,301
Investments in Securities	560,114,040	—	—	560,114,040
Derivatives
Assets
Futures Contracts	154,676	—	—	154,676
Total	560,268,716	—	—	560,268,716

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 5.9%
Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	2,767	$1,857,293

Hotels, Restaurants & Leisure 0.9%
MGM Resorts International (a)	93,500	2,359,005
Royal Caribbean Cruises Ltd.	95,200	5,057,976
Total		7,416,981
Household Durables 1.3%
Harman International Industries, Inc.	27,300	2,992,353
Whirlpool Corp.	49,100	7,530,958
Total		10,523,311
Media 2.0%
Comcast Corp., Class A	256,200	13,260,912
John Wiley & Sons, Inc., Class A	16,500	948,090
Walt Disney Co. (The)	13,700	1,086,958
Total		15,295,960
Multiline Retail 0.3%
Macy’s, Inc.	35,400	2,033,022

Specialty Retail 1.2%
Best Buy Co., Inc.	286,200	7,421,166
GameStop Corp., Class A	46,300	1,837,184
Total		9,258,350
TOTAL CONSUMER DISCRETIONARY		46,384,917
CONSUMER STAPLES 5.9%
Food & Staples Retailing 1.8%
CVS Caremark Corp.	192,400	13,991,328

Food Products 3.4%
Archer-Daniels-Midland Co.	293,800	12,847,874
Tyson Foods, Inc., Class A	334,600	14,043,162
Total		26,891,036
Household Products 0.7%
Procter & Gamble Co. (The)	70,900	5,852,795
TOTAL CONSUMER STAPLES		46,735,159
ENERGY 15.0%
Energy Equipment & Services 1.7%
National Oilwell Varco, Inc.	166,000	13,035,980

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 13.3%
Apache Corp.	8,200	$711,760
Chevron Corp.	182,600	22,919,952
ConocoPhillips	261,600	19,439,496
Exxon Mobil Corp. (b)	228,900	23,441,649
Marathon Oil Corp.	136,300	4,927,245
Phillips 66	197,900	16,469,238
Valero Energy Corp.	288,700	16,504,979
Total		104,414,319
TOTAL ENERGY		117,450,299
FINANCIALS 27.1%
Banks 9.1%
Bank of America Corp.	89,900	1,361,086
Citigroup, Inc.	319,400	15,302,454
Fifth Third Bancorp	602,300	12,413,403
JPMorgan Chase & Co.	96,200	5,385,276
KeyCorp	199,000	2,714,360
Popular, Inc. (a)	111,700	3,451,530
Wells Fargo & Co.	615,800	30,568,312
Total		71,196,421
Capital Markets 2.6%
American Capital Ltd. (a)	636,600	9,542,634
BlackRock, Inc.	19,200	5,779,200
Goldman Sachs Group, Inc. (The)	30,000	4,794,600
Total		20,116,434
Consumer Finance 2.3%
Capital One Financial Corp.	65,400	4,833,060
Discover Financial Services	234,400	13,102,960
Total		17,936,020
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B (a)	38,200	4,922,070
McGraw Hill Financial, Inc.	114,300	8,450,199
Voya Financial, Inc.	166,000	5,874,740
Total		19,247,009
Insurance 7.0%
ACE Ltd.	117,200	11,991,904
Aflac, Inc.	60,500	3,794,560
Aon PLC	139,000	11,798,320
Aspen Insurance Holdings Ltd.	79,000	3,616,620
MetLife, Inc.	164,900	8,632,515
PartnerRe Ltd.	12,300	1,296,420
Protective Life Corp.	82,500	4,219,875
Reinsurance Group of America, Inc.	81,600	6,259,536

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Travelers Companies, Inc. (The)	40,900	$3,704,722
Total		55,314,472
Real Estate Investment Trusts (REITs) 3.6%
Annaly Capital Management, Inc.	245,300	2,833,215
Corrections Corp. of America	167,900	5,507,120
Duke Realty Corp.	241,900	4,238,088
Public Storage	72,200	12,671,822
Simon Property Group, Inc.	19,100	3,308,120
Total		28,558,365
TOTAL FINANCIALS		212,368,721
HEALTH CARE 13.3%
Health Care Equipment & Supplies 3.6%
Covidien PLC	107,200	7,638,000
Hill-Rom Holdings, Inc.	130,600	4,879,216
Medtronic, Inc.	269,800	15,869,636
Total		28,386,852
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	82,500	5,734,575
WellPoint, Inc.	141,500	14,246,220
Total		19,980,795
Pharmaceuticals 7.1%
Eli Lilly & Co.	236,400	13,971,240
Johnson & Johnson	72,200	7,313,138
Merck & Co., Inc.	104,500	6,119,520
Pfizer, Inc.	904,400	28,289,632
Total		55,693,530
TOTAL HEALTH CARE		104,061,177
INDUSTRIALS 10.4%
Aerospace & Defense 3.3%
General Dynamics Corp.	117,200	12,827,540
Northrop Grumman Corp.	54,400	6,610,144
Raytheon Co.	65,400	6,244,392
Total		25,682,076
Airlines 1.8%
Southwest Airlines Co.	574,100	13,875,997
Commercial Services & Supplies 0.2%
RR Donnelley & Sons Co.	81,800	1,439,680

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.6%
Emerson Electric Co.	190,800	$13,008,744
Industrial Conglomerates 1.2%
General Electric Co.	357,000	9,599,730
Machinery 2.3%
Caterpillar, Inc.	104,500	11,014,300
IDEX Corp.	93,500	6,972,295
Total		17,986,595
TOTAL INDUSTRIALS		81,592,822
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 2.6%
Cisco Systems, Inc.	898,900	20,773,579
Semiconductors & Semiconductor Equipment 1.5%
First Solar, Inc. (a)	52,200	3,522,978
Intel Corp.	324,400	8,658,236
Total		12,181,214
Software 1.7%
Autodesk, Inc. (a)	16,500	792,330
CA, Inc.	362,900	10,937,806
Synopsys, Inc. (a)	36,900	1,388,178
Total		13,118,314
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	31,300	18,469,817
Western Digital Corp.	27,500	2,423,575
Total		20,893,392
TOTAL INFORMATION TECHNOLOGY		66,966,499
MATERIALS 3.2%
Chemicals 2.1%
CF Industries Holdings, Inc.	7,600	1,863,292
PPG Industries, Inc.	39,400	7,628,628
Westlake Chemical Corp.	101,700	7,241,040
Total		16,732,960
Paper & Forest Products 1.1%
International Paper Co.	177,200	8,266,380
TOTAL MATERIALS		24,999,340

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	278,000	$9,924,600
CenturyLink, Inc.	201,700	7,041,347
Total		16,965,947
TOTAL TELECOMMUNICATION SERVICES		16,965,947
UTILITIES 5.8%
Electric Utilities 1.5%
Edison International	204,400	11,560,864
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The)	636,600	9,198,870
Multi-Utilities 3.2%
Ameren Corp.	225,400	9,311,274
Public Service Enterprise Group, Inc.	381,600	15,634,152
Total		24,945,426
TOTAL UTILITIES		45,705,160
Total Common Stocks (Cost: $669,046,146)		$763,230,041

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	21,382,453	$21,382,453
Total Money Market Funds (Cost: $21,382,453)		$21,382,453

Total Investments
(Cost: $690,428,599) (e)		$784,612,494(f)
Other Assets & Liabilities, Net		294,960

Net Assets		$784,907,454

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, securities totaling $1,607,837 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 INDEX	47	USD	22,065,325	06/2014	188,938	—

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)                                     The rate shown is the seven-day current annualized yield at April 30, 2014.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,589,398	390,752,280	(375,959,225)	21,382,453	9,311	21,382,453

(e)                                     At April 30, 2014, the cost of securities for federal income tax purposes was approximately $690,429,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$98,948,000
Unrealized Depreciation	(4,765,000)
Net Unrealized Appreciation	$94,183,000

(f)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD        US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	46,384,917	—	—	46,384,917
Consumer Staples	46,735,159	—	—	46,735,159
Energy	117,450,299	—	—	117,450,299
Financials	212,368,721	—	—	212,368,721
Health Care	104,061,177	—	—	104,061,177
Industrials	81,592,822	—	—	81,592,822
Information Technology	66,966,499	—	—	66,966,499
Materials	24,999,340	—	—	24,999,340
Telecommunication Services	16,965,947	—	—	16,965,947
Utilities	45,705,160	—	—	45,705,160
Total Equity Securities	763,230,041	—	—	763,230,041
Mutual Funds
Money Market Funds	21,382,453	—	—	21,382,453
Total Mutual Funds	21,382,453	—	—	21,382,453
Investments in Securities	784,612,494	—	—	784,612,494
Derivatives
Assets
Futures Contracts	188,938	—	—	188,938
Total	784,801,432	—	—	784,801,432

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 80.1%
Aerospace & Defense 1.7%
L-3 Communications Corp.
07/15/20	4.750%	$5,530,000	$5,949,777
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	12,680,000	13,027,153
Total			18,976,930
Banking 1.6%
Citigroup, Inc. Senior Unsecured
04/08/19	2.550%	12,640,000	12,633,680
Goldman Sachs Group, Inc. (The)
01/31/19	2.625%	5,055,000	5,064,832
KeyBank NA Senior Unsecured
11/25/16	1.100%	420,000	421,235
Total			18,119,747
Chemicals 1.4%
Dow Chemical Co. (The) Senior Unsecured
11/15/21	4.125%	6,285,000	6,639,983
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	8,482,000	9,508,237
Total			16,148,220
Construction Machinery 0.4%
CNH Industrial Capital LLC
11/01/15	3.875%	1,484,000	1,521,100
02/01/17	3.250%	3,460,000	3,529,200
Total			5,050,300
Consumer Products 0.6%
Clorox Co. (The) Senior Unsecured
10/15/17	5.950%	5,485,000	6,280,742
Electric 16.6%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	8,435,000	8,425,080
Appalachian Power Co.
Senior Unsecured
05/24/15	3.400%	6,550,000	6,741,243
03/30/21	4.600%	1,053,000	1,156,095
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,710,000	6,369,494
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	2,180,000	2,278,388

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
02/01/20	6.250%	$11,169,000	$13,196,208
03/15/22	5.050%	1,300,000	1,463,271
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	6,070,000	6,731,897
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	5,987,000	6,867,335
03/15/21	4.450%	15,315,000	16,644,970
09/15/22	2.750%	4,725,000	4,547,184
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	7,160,000	7,419,278
08/15/22	3.050%	3,565,000	3,514,088
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	95,000	100,463
NextEra Energy Capital Holdings
06/01/15	1.200%	4,310,000	4,335,364
Northeast Utilities Senior Unsecured
05/01/18	1.450%	2,710,000	2,652,039
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	7,845,000	8,661,390
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	14,659,000	16,275,448
PG&E Corp. Senior Unsecured
03/01/19	2.400%	4,620,000	4,634,451
PPL Capital Funding, Inc.
06/01/18	1.900%	7,098,000	6,998,898
PSEG Power LLC
11/15/18	2.450%	2,210,000	2,226,955
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	690,000	707,936
Progress Energy, Inc.
Senior Unsecured
01/15/16	5.625%	3,195,000	3,450,038
04/01/22	3.150%	10,473,000	10,416,404
Sierra Pacific Power Co.
05/15/16	6.000%	6,274,000	6,927,795
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	3,570,000	3,822,268
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	21,004,000	21,580,998
Xcel Energy, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
05/09/16	0.750%	$3,490,000	$3,490,122
05/15/20	4.700%	5,974,000	6,611,796
Total			188,246,896
Entertainment 0.3%
Time Warner, Inc.
03/29/21	4.750%	3,495,000	3,855,747
Environmental 0.5%
Waste Management, Inc.
06/30/20	4.750%	4,790,000	5,305,648
Food and Beverage 7.8%
Beam, Inc. Senior Unsecured
06/15/18	1.750%	10,165,000	9,970,076
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	3,734,000	4,207,333
03/15/18	2.100%	15,240,000	15,261,991
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,272,810
Diageo Capital PLC
07/15/20	4.828%	4,533,000	5,087,749
Diageo Finance BV
10/28/15	5.300%	1,700,000	1,820,207
General Mills, Inc.
10/15/14	6.190%	23,000,000	23,561,001
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	4,970,000	5,022,289
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	8,830,000	9,117,346
Wm. Wrigley Jr., Co. Senior Unsecured (a)
10/21/18	2.400%	12,340,000	12,504,134
Total			87,824,936
Gas Distributors 0.6%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	1,555,000	1,596,337
10/01/22	2.875%	5,145,000	4,967,996
Total			6,564,333
Gas Pipelines 14.1%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	9,510,000	10,852,013

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	$9,975,000	$10,863,034
Enterprise Products Operating LLC
01/31/20	5.250%	7,797,000	8,837,517
Gulfstream Natural Gas System LLC Senior Unsecured (a)
11/01/15	5.560%	2,140,000	2,275,034
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	3,180,000	3,184,128
09/01/22	3.950%	18,575,000	18,679,949
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	13,805,000	13,953,928
NiSource Finance Corp.
09/15/17	5.250%	8,271,000	9,213,607
09/15/20	5.450%	422,000	478,040
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	7,241,000	8,118,913
04/15/17	5.950%	9,565,000	10,706,018
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	12,107,000	13,788,844
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	2,718,000	2,834,852
06/01/22	3.650%	9,779,000	9,994,588
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	11,365,000	11,549,681
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	9,335,000	9,903,380
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	7,115,000	8,000,946
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,102,000	6,720,151
Total			159,954,623
Health Care 1.1%
AmerisourceBergen Corp.
09/15/15	5.875%	1,315,000	1,404,995
Express Scripts Holding Co.
05/15/16	3.125%	1,780,000	1,865,347
McKesson Corp.
Senior Unsecured
03/15/19	2.284%	3,620,000	3,612,224
03/01/21	4.750%	3,205,000	3,538,647

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Medco Health Solutions, Inc.
09/15/15	2.750%	$1,640,000	$1,683,326
Total			12,104,539
Healthcare Insurance 0.6%
Aetna, Inc. Senior Unsecured
11/15/17	1.500%	60,000	60,174
UnitedHealth Group, Inc. Senior Unsecured
10/15/15	0.850%	4,295,000	4,313,001
WellPoint, Inc. Senior Unsecured
01/15/16	5.250%	2,760,000	2,963,917
Total			7,337,092
Independent Energy 4.0%
Berry Petroleum Co. LLC Senior Unsecured
06/01/14	10.250%	1,325,000	1,334,557
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	5,337,000	5,579,593
Cimarex Energy Co.
05/01/22	5.875%	383,000	415,555
Concho Resources, Inc.
04/01/23	5.500%	3,915,000	4,076,494
Continental Resources, Inc.
10/01/19	8.250%	3,941,000	4,226,723
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	10,604,000	10,775,435
Pioneer Natural Resources Co. Senior Unsecured
07/15/16	5.875%	3,090,000	3,397,041
Woodside Finance Ltd. (a)
11/10/14	4.500%	12,345,000	12,585,927
05/10/21	4.600%	2,915,000	3,145,285
Total			45,536,610
Integrated Energy 0.9%
BP Capital Markets PLC
05/10/19	2.237%	10,365,000	10,363,217
Life Insurance 3.3%
Five Corners Funding Trust (a)
11/15/23	4.419%	6,825,000	7,122,408
MetLife, Inc. Senior Unsecured
02/08/21	4.750%	5,493,000	6,095,395

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Metropolitan Life Global Funding I Secured (a)
04/10/19	2.300%	$9,160,000	$9,209,009
Prudential Covered Trust Secured (a)
09/30/15	2.997%	5,744,000	5,903,499
Prudential Financial, Inc. Senior Unsecured
06/21/20	5.375%	7,521,000	8,585,417
Total			36,915,728
Media Cable 4.3%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	11,690,000	11,995,554
DISH DBS Corp.
02/01/16	7.125%	1,544,000	1,686,820
NBCUniversal Media LLC
04/01/21	4.375%	21,904,000	23,915,488
Time Warner Cable, Inc.
02/01/20	5.000%	9,924,000	11,106,789
Total			48,704,651
Media Non-Cable 4.6%
21st Century Fox America, Inc.
12/15/14	5.300%	1,270,000	1,307,794
02/15/21	4.500%	11,315,000	12,364,670
BSKYB Finance UK PLC (a)
10/15/15	5.625%	10,735,000	11,451,872
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,855,000	5,052,045
TCM Sub LLC (a)
01/15/15	3.550%	13,280,000	13,538,538
Thomson Reuters Corp.
Senior Unsecured
02/23/17	1.300%	7,045,000	7,072,109
09/30/21	3.950%	1,295,000	1,345,733
Total			52,132,761
Metals 0.5%
CONSOL Energy, Inc.
04/01/17	8.000%	2,010,000	2,094,621
04/01/20	8.250%	2,935,000	3,195,481
Total			5,290,102
Oil Field Services 1.2%
Noble Holding International Ltd.
03/01/16	3.050%	3,227,000	3,330,212
03/15/17	2.500%	5,803,000	5,923,302
Weatherford International Ltd.
02/15/16	5.500%	4,430,000	4,762,494
Total			14,016,008

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 4.5%
CNA Financial Corp.
Senior Unsecured
08/15/16	6.500%	$4,954,000	$5,567,409
08/15/20	5.875%	3,340,000	3,883,361
Hartford Financial Services Group, Inc. (The) Senior Unsecured
10/15/17	4.000%	8,725,000	9,419,851
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	11,265,000	12,353,886
Senior Unsecured
08/15/16	6.700%	12,645,000	14,172,845
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	5,685,000	6,109,169
Total			51,506,521
Refining 0.8%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	4,335,000	4,532,719
Valero Energy Corp.
02/01/15	4.500%	4,865,000	5,009,846
Total			9,542,565
Restaurants 1.1%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	8,346,000	8,698,265
11/01/21	3.750%	3,600,000	3,673,923
Total			12,372,188
Technology 1.5%
Apple, Inc. Senior Unsecured (b)
05/06/21	2.850%	13,190,000	13,249,249
Cisco Systems, Inc. Senior Unsecured
03/01/19	2.125%	3,345,000	3,347,151
Total			16,596,400
Transportation Services 1.5%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	3,280,000	3,788,934
11/01/18	2.800%	8,855,000	9,094,366
Senior Notes
08/16/21	4.500%	1,275,000	1,364,917
Heathrow Funding Ltd. Senior Secured (a)
06/25/15	2.500%	2,140,000	2,176,536
Total			16,424,753

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless 0.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	$8,070,000	$8,161,441
Wirelines 3.9%
AT&T, Inc.
Senior Unsecured
08/15/21	3.875%	4,310,000	4,512,307
12/01/22	2.625%	14,903,000	14,073,901
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	22,170,000	22,539,108
11/01/22	2.450%	2,685,000	2,487,414
Total			43,612,730

Total Corporate Bonds & Notes (Cost: $891,367,421)			$906,945,428

U.S. Treasury Obligations 0.4%
U.S. Treasury
02/29/16	0.250%	3,505,000	3,498,976
01/31/19	1.500%	1,480,000	1,472,021

Total U.S. Treasury Obligations (Cost: $4,975,480)			$4,970,997

	Shares	Value

Money Market Funds 19.6%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	222,217,617	$222,217,617

Total Money Market Funds (Cost: $222,217,617)		$222,217,617
Total Investments
(Cost: $1,118,560,518) (e)		$1,134,134,042(f)
Other Assets & Liabilities, Net		(1,697,044)
Net Assets		$1,132,436,998

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $2,803,530 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(133)	USD	(29,243,375)	06/2014	—	(200)
US 5YR NOTE	(58)	USD	(6,928,282)	06/2014	24,646	—
US 10YR NOTE	(1,970)	USD	(245,111,104)	06/2014	—	(312,655)
US LONG BOND	(71)	USD	(9,580,563)	06/2014	—	(197,575)
Total					24,646	(510,430)

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $173,910,973 or 15.36% of net assets.

(b)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(c)                                     The rate shown is the seven-day current annualized yield at April 30, 2014.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,209,496	621,436,529	(402,428,408)	222,217,617	77,259	222,217,617

(e)                                     At April 30, 2014, the cost of securities for federal income tax purposes was approximately $1,118,561,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,078,000
Unrealized Depreciation	(505,000)
Net Unrealized Appreciation	$15,573,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD        US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food and Beverage	—	64,263,935	23,561,001	87,824,936
All Other Industries	—	819,120,492	—	819,120,492
U.S. Treasury Obligations	4,970,997	—	—	4,970,997
Total Bonds	4,970,997	883,384,427	23,561,001	911,916,425
Mutual Funds
Money Market Funds	222,217,617	—	—	222,217,617
Total Mutual Funds	222,217,617	—	—	222,217,617
Investments in Securities	227,188,614	883,384,427	23,561,001	1,134,134,042
Derivatives
Assets
Futures Contracts	24,646	—	—	24,646
Liabilities
Futures Contracts	(510,430)	—	—	(510,430)
Total	226,702,830	883,384,427	23,561,001	1,133,648,258

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of July 31, 2013	24,409,130
Accrued discounts/premiums	(925,796)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	14,921
Sales	—
Purchases	62,746
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2014	23,561,001

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2014 was $14,921.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.0%
AIRPORT 5.6%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,245,220
Subordinated Series 2005C (NPFGC)
01/01/31	5.000%	6,185,000	6,331,028
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,101,500
01/01/31	5.000%	750,000	821,895
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,641,521
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,491,637
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,054,637
Total			23,687,438
ASSISTED LIVING 0.4%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012-A
11/01/32	5.000%	325,000	327,012
11/01/42	5.000%	1,250,000	1,227,637
Total			1,554,649
HEALTH SERVICES 3.8%
Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,671,904
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,091,890
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,053,780
05/15/26	5.250%	1,000,000	1,042,320
05/15/36	5.250%	9,000,000	9,253,800
Total			16,113,694
HIGHER EDUCATION 14.0%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	283,423
05/01/37	5.500%	6,000,000	6,104,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Carleton College
6th Series 2008T
01/01/28	5.000%	$3,000,000	$3,331,440
College of Saint Benedict
Series 2011-7M
03/01/36	5.125%	275,000	283,291
College of St. Benedict
Series 2011-7M
03/01/31	5.000%	300,000	310,563
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	928,855
12/01/35	5.250%	1,000,000	1,066,110
Series 2011-7J
12/01/40	6.300%	1,800,000	1,939,050
Series 2012
12/01/27	4.250%	350,000	350,613
12/01/32	4.000%	350,000	317,415
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	533,880
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,093,030
10/01/40	6.000%	4,000,000	4,319,800
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	558,135
St. Catherine University
Series 2012-7Q
10/01/25	5.000%	325,000	356,857
10/01/26	5.000%	280,000	301,759
10/01/27	5.000%	200,000	214,836
10/01/32	5.000%	700,000	733,775
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	6,907,680
6th Series 2008U
10/01/28	4.750%	1,000,000	1,075,860
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,333,421
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,956,506
6th Series 2009X
04/01/39	5.250%	6,000,000	6,549,360
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008V
03/01/23	4.750%	730,000	770,172
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,128,330
Series 2011A
12/01/31	5.250%	5,000,000	5,862,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2011D
12/01/36	5.000%	$5,985,000	$6,628,866
Total			59,240,077
HOSPITAL 25.2%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	501,705
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	410,380
04/01/24	4.000%	745,000	762,008
04/01/26	4.000%	500,000	506,520
04/01/31	4.000%	1,450,000	1,425,437
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,096,478
05/01/20	5.000%	1,000,000	1,056,630
05/01/21	5.000%	1,500,000	1,572,345
05/01/37	5.250%	6,610,000	6,738,498
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,518,150
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,184,667
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,528,245
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07/01/30	5.875%	1,950,000	2,162,628
Olmsted Medical Center Project
Series 2013
07/01/24	5.000%	300,000	344,922
07/01/27	5.000%	245,000	275,341
07/01/28	5.000%	225,000	250,706
07/01/33	5.000%	650,000	705,686
City of Rochester (b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	2,000,000	2,315,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	$8,300,000	$8,335,939
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,498,950
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	6,871,616
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,256,710
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,772,855
City of Winona
Refunding Revenue Bonds
Winona Health Obligation
Series 2012
07/01/34	5.000%	750,000	772,253
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,058,700
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,012,323
03/01/21	5.375%	1,045,000	1,081,115
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,043,380
11/01/37	5.750%	2,250,000	2,317,207
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,120,030
08/15/30	5.000%	2,500,000	2,546,200
08/15/35	5.250%	2,275,000	2,468,534
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,735,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	$1,025,000	$1,138,181
Series 2009A-1
11/15/29	5.250%	7,000,000	7,731,220
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,812,932
02/01/29	5.000%	3,000,000	3,121,920
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,065,920
11/15/30	6.000%	1,490,000	1,528,025
11/15/35	6.000%	3,500,000	3,581,970
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,803,086
Total			107,030,482
JOINT POWER AUTHORITY 12.9%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings - S.E. Twin Cities Transportation
Series 2012
01/01/19	5.000%	1,925,000	2,195,020
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/42	5.000%	1,500,000	1,586,970
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,243,556
10/01/30	5.000%	3,800,000	3,978,638
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	292,593
12/01/25	5.000%	400,000	456,812
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,601,310
Series 2005
10/01/30	5.000%	3,500,000	3,664,535
Series 2010A
10/01/35	5.250%	7,000,000	7,593,880
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,903,830
Series 2008A
01/01/21	5.000%	3,500,000	3,911,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Series 2013A
01/01/30	5.000%	$340,000	$378,644
01/01/31	5.000%	460,000	509,376
Puerto Rico Electric Power Authority Revenue Bonds Series 2013A (c)
07/01/36	6.750%	1,500,000	971,850
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,472,520
Southern Minnesota Municipal Power Agency (d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,585,900
01/01/26	0.000%	10,000,000	6,762,900
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012-A
01/01/29	5.000%	1,200,000	1,372,116
01/01/30	5.000%	1,000,000	1,137,730
Total			54,619,920
LOCAL APPROPRIATION 1.5%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,886,813
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,334,000
Total			6,220,813
LOCAL GENERAL OBLIGATION 2.5%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,132,270
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	565,140
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,215,482

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A
02/01/23	5.000%	$1,125,000	$1,272,533
Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,310,459
Total			10,495,884
MULTI-FAMILY 3.5%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,643,450
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,598,085
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,035,400
12/01/30	6.000%	3,000,000	3,119,160
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/45	7.000%	2,000,000	2,132,760
Oakgreen Commons Project Memory
Series 2013
08/01/43	6.500%	1,000,000	1,045,950
City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,133,140
Total			14,707,945
NURSING HOME 4.7%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	1,010,370
11/01/46	7.000%	1,000,000	1,005,170
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	2,801,028

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
City of Oak Park Heights Refunded Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	$1,480,000	$1,542,648
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	868,829
09/01/36	6.250%	925,000	957,495
09/01/42	6.375%	2,435,000	2,520,882
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,335,700
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	1,200,000	1,110,048
05/01/48	5.125%	6,250,000	5,758,063
Total			19,910,233
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,623,330
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	245,968
08/01/36	5.700%	1,250,000	1,234,662
Total			1,480,630
POOL / BOND BANK 0.9%
City of Minneapolis
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	1,000,000	1,164,950
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,088,406
06/01/28	5.000%	1,500,000	1,529,550
Total			3,782,906

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL 3.6%
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2014
08/01/36	5.500%	$500,000	$519,010
08/01/44	5.750%	1,500,000	1,562,370
City of Victoria Refunding Revenue Bonds Holy Family Catholic High Series 2012
09/01/29	5.000%	2,100,000	2,138,556
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012-A
12/01/32	5.000%	220,000	223,058
12/01/43	5.000%	1,500,000	1,488,480
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012-A
06/01/27	5.000%	290,000	298,932
06/01/32	5.000%	300,000	303,369
06/01/43	5.000%	1,000,000	989,370
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,304,600
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	183,000
03/01/43	4.625%	1,000,000	913,130
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,602,705
Total			15,526,580
REFUNDED / ESCROWED 0.3%
Minnesota Higher Education Facilities Authority Prerefunded 03/01/18 Revenue Bonds College of St. Benedict Series 2008V
03/01/23	4.750%	70,000	79,960
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	1,230,000	1,309,077
Total			1,389,037

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES 3.2%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	$3,385,000	$3,536,614
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	910,330
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,304,738
10/01/33	6.000%	3,000,000	3,122,400
10/01/47	6.250%	1,265,000	1,316,536
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,090,508
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,523,055
Total			13,804,181
SINGLE FAMILY 2.1%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	326,389	345,408
Revenue Bonds
Mortgage-Backed Securities Program-City Living
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	885,000	940,047
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	285,000	299,495
Series 2009
01/01/40	5.100%	770,000	798,598
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006B AMT
07/01/26	4.750%	980,000	989,780
07/01/31	4.850%	1,305,000	1,312,726
Series 2006I AMT
07/01/26	5.050%	2,820,000	2,873,383
Series 2006M AMT
01/01/37	5.750%	450,000	456,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Minnesota Housing Finance Agency (a)(b)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	$795,000	$817,196
Total			8,833,473
SPECIAL NON PROPERTY TAX 4.5%
City of Lakeville
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	175,835
02/01/27	5.000%	225,000	220,210
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,617,216
12/15/29	5.000%	1,825,000	2,034,765
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,792,845
Series 2011A
01/01/42	5.125%	1,200,000	1,233,228
Virgin Islands Public Finance Authority (c)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012-A
10/01/32	5.000%	4,000,000	4,065,800
Revenue Bonds
Matching Fund Loan Notes
Series 2012-A
10/01/32	5.000%	2,905,000	2,952,584
Total			19,092,483
SPECIAL PROPERTY TAX 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,405,000	2,467,963

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 8.0%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012-B
03/01/24	5.000%	$2,210,000	$2,597,789
03/01/25	5.000%	7,600,000	8,860,156
03/01/28	5.000%	6,000,000	6,858,480
03/01/29	5.000%	4,250,000	4,823,622
Revenue Bonds
Series 2014A
06/01/38	5.000%	5,000,000	5,538,250
University of Minnesota Revenue Bonds Senior 520 Corridor Program Series 2013
08/01/38	5.000%	5,000,000	5,525,750
Total			34,204,047
Total Municipal Bonds (Cost: $393,772,392)			$415,785,765

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.4%
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospital Clinics VRDN Series 2007A (AGM) (e)(f)
08/15/37	0.130%	1,800,000	1,800,000
Total Floating Rate Notes (Cost: $1,800,000)			$1,800,000

		Shares	Value

Money Market Funds 0.3%
JPMorgan Tax-Free Money Market Fund, 0.010% (g)		1,212,316	$1,212,316
Total Money Market Funds (Cost: $1,212,316)			$1,212,316
Total Investments
(Cost: $396,784,708) (h)			$418,798,081(i)
Other Assets & Liabilities, Net			5,461,475
Net Assets			$424,259,556

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At April 30, 2014, the value of these securities amounted to $13,016,307 or 3.07% of net assets.

(d)	Zero coupon bond.

(e) The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2014.
(g) The rate shown is the seven-day current annualized yield at April 30, 2014.
(h)

At April 30, 2014, the cost of securities for federal income tax purposes was approximately $396,785,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,996,000
Unrealized Depreciation	(2,983,000)
Net Unrealized Appreciation	$22,013,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	415,785,765	—	415,785,765
Total Bonds	—	415,785,765	—	415,785,765
Short-Term Securities
Floating Rate Notes	—	1,800,000	—	1,800,000
Total Short-Term Securities	—	1,800,000	—	1,800,000
Mutual Funds
Money Market Funds	1,212,316	—	—	1,212,316
Total Mutual Funds	1,212,316	—	—	1,212,316
Total	1,212,316	417,585,765	—	418,798,081

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Money Market Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 18.2%
Chariot Funding LLC (a)
05/12/14	0.090%	$24,000,000	$23,999,266
Fairway Finance Co. LLC (a)
05/13/14	0.140%	11,425,000	11,424,429
05/16/14	0.170%	21,910,000	21,908,357
06/12/14	0.140%	18,669,000	18,665,951
Liberty Street Funding LLC (a)
05/01/14	0.061%	39,800,000	39,800,000
MetLife Short Term Funding LLC (a)
05/12/14	0.110%	8,000,000	7,999,707
07/23/14	0.120%	45,000,000	44,987,550
Old Line Funding LLC (a)
05/12/14	0.160%	19,000,000	18,999,013
08/26/14	0.180%	35,000,000	34,979,525
Regency Markets No. 1 LLC (a)
05/15/14	0.130%	25,000,000	24,998,639
05/21/14	0.140%	23,700,000	23,698,157
Thunder Bay Funding LLC (a)
07/16/14	0.170%	28,879,000	28,868,635
08/20/14	0.170%	25,000,000	24,986,896
Total Asset-Backed Commercial Paper (Cost: $325,316,125)			$325,316,125

Commercial Paper 42.9%
Banking 11.1%
BNP Paribas Finance, Inc.
05/01/14	0.071%	18,500,000	18,500,000
Bank of Montreal
05/01/14	0.070%	55,000,000	55,000,000
HSBC USA, Inc.
08/04/14	0.180%	44,000,000	43,979,100
State Street Corp.
07/08/14	0.150%	30,000,000	29,991,500
08/07/14	0.150%	25,000,000	24,989,792
Wells Fargo & Co.
07/14/14	0.140%	27,000,000	26,992,230
Total			199,452,622
Consumer Products 3.1%
Procter & Gamble Co. (The) (a)
06/04/14	0.090%	37,000,000	36,996,855
06/11/14	0.140%	19,000,000	18,996,970
Total			55,993,825

Diversified Manufacturing 3.1%
General Electric Co.
05/07/14	0.040%	55,000,000	54,999,542

Integrated Energy 3.1%
Chevron Corp. (a)
05/01/14	0.081%	15,000,000	15,000,000

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Integrated Energy (continued)
05/09/14	0.070%	$40,000,000	$39,999,289
Total			54,999,289
Life Insurance 3.0%
New York Life Capital Corp. (a)
05/13/14	0.090%	25,000,000	24,999,167
05/20/14	0.100%	30,000,000	29,998,416
Total			54,997,583
Pharmaceuticals 12.3%
Merck & Co., Inc. (a)
05/01/14	0.071%	31,000,000	31,000,000
05/27/14	0.080%	24,000,000	23,998,613
Novartis Finance Corp. (a)
05/01/14	0.061%	14,000,000	14,000,000
05/05/14	0.050%	9,000,000	8,999,940
Pfizer, Inc. (a)
05/14/14	0.080%	34,000,000	33,999,018
Roche Holdings, Inc. (a)
05/02/14	0.040%	23,000,000	22,999,949
06/02/14	0.080%	16,000,000	15,998,862
06/19/14	0.080%	15,000,000	14,998,367
Sanofi Aventis (a)
06/13/14	0.110%	55,000,000	54,992,773
Total			220,987,522
Property & Casualty 0.5%
Travelers Co., Inc. (a)
05/06/14	0.040%	8,500,000	8,499,941
Retailers 2.3%
Wal-Mart Stores, Inc. (a)
05/02/14	0.040%	11,000,000	10,999,976
05/19/14	0.050%	30,000,000	29,999,250
Total			40,999,226
Technology 3.1%
International Business Machines Co. (a)
05/01/14	0.061%	14,000,000	14,000,000
05/19/14	0.070%	41,000,000	40,998,565
Total			54,998,565
Transportation Services 1.3%
NetJets, Inc. (a)
05/28/14	0.060%	23,000,000	22,998,965
Total Commercial Paper (Cost: $768,927,080)			$768,927,080

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit 13.2%

Australia & New Zealand Banking Group Ltd.
05/01/14	0.070%	$55,000,000	$55,000,000
Branch Banking & Trust Co.
05/02/14	0.110%	51,000,000	51,000,000
Canadian Imperial Bank of Commerce
05/01/14	0.060%	55,000,000	55,000,000
Toronto Dominion Bank
08/05/14	0.150%	50,000,000	50,000,000
Wells Fargo Bank
07/10/14	0.140%	25,000,000	25,000,000
Total Certificates of Deposit (Cost: $236,000,000)			$236,000,000

U.S. Government & Agency Obligations 12.7%
Federal Home Loan Banks Discount Notes
05/02/14	0.040%	8,400,000	8,399,984
05/07/14	0.050%	37,500,000	37,499,625
05/21/14	0.050%	80,000,000	79,997,691
05/23/14	0.060%	37,000,000	36,998,643
06/04/14	0.070%	38,000,000	37,997,452
06/18/14	0.070%	25,900,000	25,897,583
Total U.S. Government & Agency Obligations (Cost: $226,790,978)			$226,790,978

Repurchase Agreements 6.1%
Tri-Party Barclays Bank PLC dated 04/30/14, matures 05/01/14, repurchase price $36,100,030 (collateralized by U.S. Treasury Note total market value $36,100,074)
05/01/14	0.030%	36,100,000	$36,100,000
Tri-Party RBC Capital Markets LLC dated 04/30/14, matures 05/01/14, repurchase price $37,000,021 (collateralized by U.S. Treasury Note total market value $37,740,034)
05/01/14	0.020%	37,000,000	37,000,000
Tri-Party TD Securities (USA) LLC dated 04/30/14, matures 05/01/14, repurchase price $37,000,041 (collateralized by U.S. Treasury Note total market value $37,740,047)
05/01/14	0.040%	37,000,000	37,000,000
Total Repurchase Agreements (Cost: $110,100,000)			$110,100,000

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.1%

U.S. Treasury Bills
05/08/14	0.050%	$19,000,000	$18,999,793
Total Treasury Bills (Cost: $18,999,793)			$18,999,793

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.3%

ABS Other 1.3%
CIT Equipment Collateral Series 2013-VT1 Class A1 (b)
11/20/14	0.300%	1,171,750	1,171,750
CNH Equipment Trust
Series 2013-C Class A1
09/15/14	0.250%	2,093,454	2,093,454
Series 2014-A Class A1
02/17/15	0.200%	4,440,807	4,440,807
GE Equipment Small Ticket LLC Series 2013-1A Class A1 (b)
08/25/14	0.230%	1,072,343	1,072,343
GE Equipment Transportation LLC Series 2013-2 Class A1
10/24/14	0.260%	2,187,893	2,187,893
GreatAmerica Leasing Receivables Series 2014-1 Class A1 (b)
03/15/15	0.250%	7,675,109	7,675,109
MMAF Equipment Finance LLC Series 2013-AA Class A1 (b)
09/05/14	0.280%	630,793	630,793
Volvo Financial Equipment LLC Series 2014-1A Class A1 (b)
03/16/15	0.210%	5,048,489	5,048,489
Total			24,320,638
Car Loan 2.0%
Ally Auto Receivables Trust Series 2014-SN1 Class A1
03/20/15	0.210%	6,390,711	6,390,711
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A1
12/05/14	0.250%	412,158	412,158
CarMax Auto Owner Trust Series 2013-4 Class A1
11/17/14	0.240%	1,556,534	1,556,534
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A1
08/20/14	0.290%	1,383,165	1,383,165
Series 2014-1 Class A1
02/20/15	0.250%	8,326,854	8,326,854

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Car Loan (continued)
Honda Auto Receivables Owner Trust Series 2013-4 Class A1
11/18/14	0.240%	$3,357,412	$3,357,412
M&T Bank Auto Receivables Trust Series 2013-1A Class A1 (b)
09/15/14	0.250%	1,343,673	1,343,673
Nissan Auto Lease Trust Series 2013-B Class A1
11/17/14	0.240%	1,484,247	1,484,247
SMART Trust Series 2014-1US Class A1
03/14/15	0.220%	9,542,930	9,542,930
Volkswagen Auto Lease Trust Series 2014-A Class A1
02/20/15	0.200%	1,342,175	1,342,175
Total			35,139,859
Total Asset-Backed Securities - Non-Agency (Cost: $59,460,497)			$59,460,497

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 2.7%

U.S. Treasury (c)
01/31/16	0.065%	$49,000,000	$48,982,332
Total U.S. Treasury Obligations (Cost: $48,982,332)			$48,982,332

Total Investments
(Cost: $1,794,576,805) (d)			$1,794,576,805(e)
Other Assets & Liabilities, Net			(3,610,680)
Net Assets			$1,790,966,125

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $839,791,041 or 46.89% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $26,652,176 or 1.49% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	325,316,125	—	325,316,125
Commercial Paper	—	768,927,080	—	768,927,080
Certificates of Deposit	—	236,000,000	—	236,000,000
U.S. Government & Agency Obligations	—	226,790,978	—	226,790,978
Repurchase Agreements	—	110,100,000	—	110,100,000
Treasury Bills	—	18,999,793	—	18,999,793
Total Short-Term Securities	—	1,686,133,976	—	1,686,133,976
Bonds
Asset-Backed Securities - Non-Agency	—	59,460,497	—	59,460,497
U.S. Treasury Obligations	—	48,982,332	—	48,982,332
Total Bonds	—	108,442,829	—	108,442,829
Total	—	1,794,576,805	—	1,794,576,805

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 15.6%

Fairway Finance Co. LLC (a)
05/06/14	0.130%	$40,071,000	$40,070,165
05/12/14	0.130%	19,892,000	19,891,149
05/14/14	0.140%	28,270,000	28,268,469
05/16/14	0.140%	25,012,000	25,010,437
05/22/14	0.170%	47,400,000	47,395,023
05/27/14	0.150%	15,008,000	15,006,374
06/12/14	0.150%	37,286,000	37,279,475
06/17/14	0.140%	20,000,000	19,996,344
07/16/14	0.150%	20,213,000	20,206,599
Liberty Street Funding LLC (a)
05/01/14	0.061%	100,000,000	100,000,000
MetLife Short Term Funding LLC (a)
05/27/14	0.130%	50,000,000	49,995,305
05/28/14	0.120%	40,000,000	39,996,400
06/02/14	0.120%	40,000,000	39,995,733
06/04/14	0.120%	25,000,000	24,997,167
06/09/14	0.120%	50,000,000	49,993,500
07/08/14	0.120%	45,000,000	44,989,800
Old Line Funding LLC (a)
06/13/14	0.170%	50,000,000	49,989,847
06/17/14	0.170%	50,000,000	49,988,903
06/20/14	0.173%	25,000,000	24,995,486
06/23/14	0.170%	50,000,000	49,987,486
07/16/14	0.170%	34,240,000	34,227,712
07/21/14	0.170%	40,000,000	39,984,700
08/26/14	0.180%	15,048,000	15,039,197
Regency Markets No. 1 LLC (a)
05/15/14	0.130%	49,000,000	48,997,332
05/20/14	0.130%	105,000,000	104,992,242
05/21/14	0.140%	35,000,000	34,997,278
05/27/14	0.120%	25,000,000	24,997,833
05/28/14	0.140%	25,000,000	24,997,375
Thunder Bay Funding LLC (a)
05/02/14	0.090%	18,559,000	18,558,912
06/20/14	0.150%	40,000,000	39,991,667
07/21/14	0.150%	30,000,000	29,989,875
08/13/14	0.170%	39,000,000	38,980,847
08/22/14	0.190%	75,000,000	74,955,224
08/26/14	0.170%	50,000,000	49,972,375
Total Asset-Backed Commercial Paper (Cost: $1,358,736,231)			$1,358,736,231

Commercial Paper 40.5%

Banking 11.3%
BNP Paribas Finance, Inc.
05/01/14	0.071%	215,100,000	215,100,000
HSBC USA, Inc.
06/05/14	0.180%	40,000,000	39,993,000
06/20/14	0.180%	22,000,000	21,994,500
07/07/14	0.180%	40,000,000	39,986,600
07/24/14	0.180%	50,000,000	49,979,000
07/25/14	0.180%	30,000,000	29,987,250
07/30/14	0.180%	20,000,000	19,991,000
08/04/14	0.180%	30,000,000	29,985,750

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Banking (continued)
Prudential Funding LLC
05/01/14	0.050%	$25,000,000	$25,000,000
State Street Corp.
07/17/14	0.150%	30,000,000	29,990,375
08/07/14	0.150%	57,000,000	56,976,725
08/08/14	0.150%	50,000,000	49,979,375
08/11/14	0.150%	50,000,000	49,978,750
08/12/14	0.150%	50,000,000	49,978,542
Wells Fargo & Co.
06/03/14	0.140%	50,000,000	49,993,583
06/04/14	0.140%	50,000,000	49,993,389
07/14/14	0.140%	50,000,000	49,985,611
07/15/14	0.140%	50,000,000	49,985,417
07/16/14	0.140%	35,000,000	34,989,655
08/01/14	0.150%	10,300,000	10,296,052
Westpac Banking Corp. (a)
07/01/14	0.140%	34,750,000	34,741,756
Total			988,906,330
Consumer Products 2.3%
Procter & Gamble Co. (The) (a)
05/01/14	0.061%	25,000,000	25,000,000
05/13/14	0.110%	50,000,000	49,998,000
05/28/14	0.080%	100,000,000	99,993,625
07/25/14	0.080%	25,000,000	24,995,278
Total			199,986,903
Integrated Energy 5.0%
Chevron Corp. (a)
05/09/14	0.070%	86,000,000	85,998,471
05/21/14	0.080%	50,000,000	49,997,778
05/22/14	0.080%	50,000,000	49,997,667
Exxon Mobil Corp.
05/06/14	0.050%	50,000,000	49,999,583
05/30/14	0.060%	197,300,000	197,290,072
Total			433,283,571
Life Insurance 2.9%
New York Life Capital Corp. (a)
05/07/14	0.090%	15,000,000	14,999,750
05/08/14	0.090%	23,000,000	22,999,553
05/12/14	0.100%	20,000,000	19,999,328
05/19/14	0.100%	22,500,000	22,498,875
05/21/14	0.100%	8,350,000	8,349,536
05/29/14	0.100%	30,000,000	29,997,667
06/02/14	0.100%	20,000,000	19,998,222
06/11/14	0.100%	33,205,000	33,201,218
06/12/14	0.100%	30,665,000	30,661,422
06/26/14	0.100%	40,000,000	39,993,778
07/09/14	0.100%	13,500,000	13,497,413
Total			256,196,762

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Non-Captive Diversified 2.9%
General Electric Capital Corp.
06/10/14	0.100%	$50,000,000	$49,994,445
06/18/14	0.150%	50,000,000	49,990,000
08/18/14	0.150%	100,000,000	99,954,583
08/21/14	0.150%	50,000,000	49,976,667
Total			249,915,695
Pharmaceuticals 10.1%
Merck & Co., Inc. (a)
05/05/14	0.060%	100,000,000	99,999,222
06/03/14	0.080%	25,000,000	24,998,167
06/06/14	0.080%	50,000,000	49,996,000
06/16/14	0.100%	100,000,000	99,987,222
Pfizer, Inc. (a)
05/14/14	0.080%	50,000,000	49,998,556
05/29/14	0.080%	50,000,000	49,996,889
Roche Holdings, Inc. (a)
05/05/14	0.060%	40,000,000	39,999,644
05/12/14	0.080%	30,000,000	29,999,175
05/13/14	0.080%	30,000,000	29,999,100
05/20/14	0.080%	30,000,000	29,998,733
06/02/14	0.090%	9,500,000	9,499,240
06/10/14	0.080%	25,000,000	24,997,778
06/25/14	0.070%	50,000,000	49,994,271
07/01/14	0.080%	30,000,000	29,995,679
07/10/14	0.080%	20,000,000	19,996,889
Sanofi Aventis (a)
05/06/14	0.070%	50,000,000	49,999,444
05/12/14	0.080%	100,000,000	99,997,250
06/30/14	0.120%	95,000,000	94,981,000
Total			884,434,259
Property & Casualty 0.8%
Travelers Co., Inc. (a)
05/19/14	0.050%	49,902,000	49,900,752
05/22/14	0.050%	25,000,000	24,999,271
Total			74,900,023
Retailers 1.3%
Wal-Mart Stores, Inc. (a)
05/01/14	0.081%	45,000,000	45,000,000
07/28/14	0.102%	65,000,000	64,985,701
Total			109,985,701
Technology 2.9%
International Business Machines Co. (a)
05/08/14	0.070%	55,000,000	54,999,144
05/19/14	0.060%	100,000,000	99,997,000
05/23/14	0.090%	100,000,000	99,994,500
Total			254,990,644

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Transportation Services 1.0%
NetJets, Inc. (a)
05/15/14	0.070%	$35,000,000	$34,999,047
05/22/14	0.060%	30,000,000	29,998,950
05/28/14	0.060%	20,000,000	19,999,100
Total			84,997,097
Total Commercial Paper (Cost: $3,537,596,985)			$3,537,596,985

Certificates of Deposit 13.5%
Australia & New Zealand Banking Group Ltd.
05/01/14	0.060%	240,000,000	240,000,000
Bank of Montreal
05/01/14	0.050%	190,000,000	190,000,000
Branch Banking & Trust Co.
05/01/14	0.110%	50,000,000	50,000,000
05/02/14	0.110%	100,000,000	100,000,000
06/24/14	0.100%	50,000,000	50,000,000
06/25/14	0.100%	25,000,000	25,000,000
07/22/14	0.120%	40,000,000	40,000,000
Canadian Imperial Bank of Commerce
05/01/14	0.060%	137,700,000	137,700,000
JPMorgan Chase Bank
05/08/14	0.130%	100,000,000	100,004,273
Toronto Dominion Bank
05/19/14	0.140%	50,000,000	50,000,000
05/20/14	0.130%	50,000,000	50,000,000
06/19/14	0.150%	50,000,000	50,000,000
06/24/14	0.150%	50,000,000	50,000,000
09/22/14	0.150%	50,000,000	50,000,000
Total Certificates of Deposit (Cost: $1,182,704,273)			$1,182,704,273

U.S. Government & Agency Obligations 23.9%
Federal Home Loan Banks Discount Notes
05/02/14	0.020%	150,000,000	149,999,812
05/07/14	0.060%	150,000,000	149,998,417
05/14/14	0.060%	100,000,000	99,997,653
05/16/14	0.060%	100,000,000	99,997,292
05/21/14	0.070%	75,068,000	75,065,081
05/23/14	0.060%	100,000,000	99,996,333
05/28/14	0.050%	49,000,000	48,997,979
06/04/14	0.040%	70,000,000	69,997,025
06/05/14	0.040%	100,000,000	99,995,625
06/11/14	0.050%	121,700,000	121,693,070
06/13/14	0.050%	125,000,000	124,992,535
06/18/14	0.050%	200,000,000	199,986,667
06/19/14	0.040%	50,000,000	49,996,937
06/23/14	0.040%	100,000,000	99,993,375
06/26/14	0.040%	200,000,000	199,987,555
06/27/14	0.050%	177,000,000	176,986,779

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

07/02/14	0.040%	$225,000,000	$224,982,562
Total U.S. Government & Agency Obligations (Cost: $2,092,664,697)			$2,092,664,697

Repurchase Agreements 2.1%

Tri-Party Barclays Bank PLC dated 04/30/14, matures 05/01/14, repurchase price $45,000,038 (Collateralized by U.S. Treasury Note Total Market Value $45,000,058)
	0.030%	45,000,000	$45,000,000
Tri-Party RBC Capital Markets LLC dated 04/30/14, matures 05/01/14, repurchase price 45,000,025 (Collateralized by U.S. Treasury Bills/Notes Total Market Value $45,900,006)
	0.020%	45,000,000	45,000,000
Tri-Party TD Securities (USA) LLC dated 04/30/14, matures 05/01/14, repurchase price 95,000,106 (Collateralized by U.S. Treasury Bills/Notes Total Market Value $96,900,061)
	0.040%	95,000,000	95,000,000
Total Repurchase Agreements (Cost: $185,000,000)			$185,000,000

Treasury Bills 2.3%

U.S. Treasury Bills
05/01/14	0.031%	150,000,000	$150,000,000
05/08/14	0.040%	50,000,000	49,999,514
Total Treasury Bills (Cost: $199,999,514)			$199,999,514

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.8%

ABS Other 0.7%
CIT Equipment Collateral Series 2013-VT1 Class A1 (b)
11/20/14	0.300%	10,077,052	10,077,052
CNH Equipment Trust
Series 2013-C Class A1
09/15/14	0.250%	3,907,539	3,907,539
Series 2014-A Class A1
02/17/15	0.200%	9,839,434	9,839,434
GE Equipment Small Ticket LLC Series 2013-1A Class A1 (b)
08/25/14	0.230%	2,073,196	2,073,196

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

ABS Other (continued)
GE Equipment Transportation LLC Series 2013-2 Class A1
10/24/14	0.260%	$4,372,825	$4,372,825
GreatAmerica Leasing Receivables Series 2014-1 Class A1 (b)
03/15/15	0.250%	16,457,966	16,457,966
MMAF Equipment Finance LLC Series 2013-AA Class A1 (b)
09/05/14	0.280%	1,211,391	1,211,391
Volvo Financial Equipment LLC Series 2014-1A Class A1 (b)
03/16/15	0.210%	11,421,171	11,421,171
Total			59,360,574
Car Loan 1.1%
Ally Auto Receivables Trust Series 2014-SN1 Class A1
03/20/15	0.210%	16,509,336	16,509,336
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A1
12/05/14	0.250%	2,646,056	2,646,056
CarMax Auto Owner Trust Series 2013-4 Class A1
11/17/14	0.240%	7,211,943	7,211,943
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A1
08/20/14	0.290%	2,656,919	2,656,919
Series 2014-1 Class A1
02/20/15	0.250%	21,885,625	21,885,625
Honda Auto Receivables Owner Trust Series 2013-4 Class A1
11/18/14	0.240%	6,651,477	6,651,477
M&T Bank Auto Receivables Trust Series 2013-1A Class A1 (b)
09/15/14	0.250%	2,820,866	2,820,866
Nissan Auto Lease Trust Series 2013-B Class A1
11/17/14	0.240%	2,810,595	2,810,595
SMART Trust Series 2014-1US Class A1
03/14/15	0.220%	29,930,099	29,930,099
Volkswagen Auto Lease Trust Series 2014-A Class A1
02/20/15	0.200%	4,294,960	4,294,960
Total			97,417,876
Total Asset-Backed Securities - Non-Agency (Cost: $156,778,450)			$156,778,450

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 1.3%

U.S. Treasury (c)
01/31/16	0.080%	$115,000,000	$114,966,263
Total U.S. Treasury Obligations (Cost: $114,966,263)			$114,966,263

Total Investments
(Cost: $8,828,446,413) (d)	$8,828,446,413(e)
Other Assets & Liabilities, Net	(90,287,876)
Net Assets	$8,738,158,537

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $3,444,963,292 or 39.42% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $68,604,186 or 0.79% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,358,736,231	—	1,358,736,231
Commercial Paper	—	3,537,596,985	—	3,537,596,985
Certificates of Deposit	—	1,182,704,273	—	1,182,704,273
U.S. Government & Agency Obligations	—	2,092,664,697	—	2,092,664,697
Repurchase Agreements	—	185,000,000	—	185,000,000
Treasury Bills	—	199,999,514	—	199,999,514
Total Short-Term Securities	—	8,556,701,700	—	8,556,701,700
Bonds
Asset-Backed Securities - Non-Agency	—	156,778,450	—	156,778,450
U.S. Treasury Obligations	—	114,966,263	—	114,966,263
Total Bonds	—	271,744,713	—	271,744,713
Total	—	8,828,446,413	—	8,828,446,413

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 20, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 20, 2014